UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21261
Rydex ETF Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850
(Address of principal executive offices)	(Zip code)
Amy J. Lee Rydex ETF Trust 702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 – January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 89.6%
Financial - 37.3%
Credicorp Ltd.	1,817	$420,872
Commercial International Bank Egypt SAE GDR	91,936	417,389
OTP Bank plc	7,562	352,245
Bancolombia S.A. ADR[1]	4,800	220,560
Komercni Banka AS	4,618	212,808
Qatar National Bank QPSC	4,978	184,846
Alpha Bank AE*	53,224	130,022
Moneta Money Bank AS2	30,018	125,089
Sberbank of Russia PJSC ADR	5,503	110,885
Powszechna Kasa Oszczednosci Bank Polski S.A.*	7,964	109,128
Emaar Properties PJSC	54,743	98,067
National Bank of Greece S.A. ADR*	244,325	92,355
Masraf Al Rayan QSC	8,206	91,053
Grupo de Inversiones Suramericana S.A.	6,354	90,082
Turkiye Garanti Bankasi AS ADR	25,939	86,507
Bank Central Asia Tbk PT	47,600	80,794
Public Bank BHD	13,600	76,692
Akbank TAS ADR	12,550	71,410
Bank Rakyat Indonesia Persero Tbk PT	254,500	70,333
Powszechny Zaklad Ubezpieczen S.A.	4,965	68,153
Siam Commercial Bank PCL	13,522	67,999
Ayala Land, Inc.	77,385	66,750
First Abu Dhabi Bank PJSC	21,461	65,439
Eurobank Ergasias S.A.*	58,034	65,066
Abu Dhabi Commercial Bank PJSC	32,791	64,723
Banco Bradesco S.A. ADR	4,939	62,725
Banco Santander Chile ADR	1,840	62,652
Malayan Banking BHD	23,600	61,153
Ezdan Holding Group QSC	18,257	58,065
SM Prime Holdings, Inc.	79,200	56,968
BDO Unibank, Inc.	19,050	56,816
Egyptian Financial Group-Hermes Holding Co. GDR	23,894	55,673
Ayala Corp.	2,640	54,035
Bank Mandiri Persero Tbk PT	83,000	50,525
Grupo Financiero Banorte SAB de CV — Class O	7,818	50,314
Bank Pekao S.A.	1,193	48,655
Qatar Insurance Company SAQ	3,326	46,588
Banco de Chile ADR	446	45,291
CIMB Group Holdings BHD	23,600	43,897
Piraeus Bank S.A.*	8,779	39,699
Bank Negara Indonesia Persero Tbk PT	55,600	39,036
Standard Bank Group Ltd. ADR[1]	2,137	36,094
Turkiye Is Bankasi AS — Class C	16,790	36,029
Bank Zachodni WBK S.A.	274	34,536
DAMAC Properties Dubai Company PJSC	37,560	34,256
Dubai Islamic Bank PJSC	19,720	32,749
China Construction Bank Corp. ADR	1,426	32,698
Qatar Islamic Bank SAQ	1,100	29,640
Banco do Brasil S.A. ADR	2,243	28,037
Ping An Insurance Group Company of China Ltd. ADR	1,160	27,353
Banco Santander Brasil S.A. ADR	2,401	27,035
Bangkok Bank PCL	3,941	26,047
FirstRand Ltd.	4,645	26,015
RMB Holdings Ltd.	3,834	25,444
Aldar Properties PJSC	39,979	24,925
Commercial Bank PQSC*	3,196	24,578
Banco de Credito e Inversiones	316	24,196
Krung Thai Bank PCL	35,197	22,476
Industrial & Commercial Bank of China Ltd. ADR	1,140	21,512
Bank of China Ltd. ADR	1,415	21,154
Hana Financial Group, Inc.	421	20,540
GT Capital Holdings, Inc.	780	20,450
Turkiye Halk Bankasi AS	7,539	20,378
Doha Bank QPSC	2,200	19,909
China Merchants Bank Company Ltd. — Class H	4,000	19,613
BB Seguridade Participacoes S.A. ADR	1,962	19,502
Emaar Malls PJSC	30,453	19,152
Hong Leong Bank BHD	4,000	19,088
Sanlam Ltd. ADR	1,268	18,766
Pakuwon Jati Tbk PT	348,200	18,465
Growthpoint Properties Ltd. REIT	7,764	18,151
Alior Bank S.A.*	695	17,833
Turkiye Vakiflar Bankasi TAO — Class D	8,664	17,391
Shinhan Financial Group Company Ltd. ADR*	348	17,125
CTBC Financial Holding Company Ltd.	23,349	17,064
Barclays Africa Group Ltd.	1,100	16,685
Central Pattana PCL	6,214	16,468
Bank of the Philippine Islands	7,010	16,288
Redefine Properties Ltd. REIT	17,871	16,285
AMMB Holdings BHD	12,800	15,829
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT*	22,233	15,705
Discovery Ltd.	1,061	15,088
Fubon Financial Holding Company Ltd.	8,000	14,877
Barwa Real Estate Co.	1,358	14,173
Kasikornbank PCL	1,900	13,953
Mega Financial Holding Company Ltd.	16,000	13,889
mBank S.A.*	89	13,622
E.Sun Financial Holding Company Ltd.	20,547	13,536
Cathay Financial Holding Company Ltd.	7,000	13,114
China Resources Land Ltd.	3,283	13,096

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 89.6% (continued)
Financial - 37.3% (continued)
Grupo Financiero Inbursa SAB de CV — Class O	7,358	$13,040
First Financial Holding Company Ltd.	18,162	12,557
Yapi ve Kredi Bankasi AS*	10,038	12,469
KB Financial Group, Inc. ADR*	192	12,033
Shanghai Industrial Holdings Ltd.	4,000	11,711
Fibra Uno Administracion S.A. de CV REIT	7,358	11,599
Bank Millennium S.A.*	4,000	11,512
Hyundai Marine & Fire Insurance Company Ltd.	265	11,502
Country Garden Holdings Company Ltd.	5,000	10,753
China Life Insurance Company Ltd. ADR[1]	631	10,576
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander — Class B	6,657	10,515
China Life Insurance Company Ltd.	9,975	10,267
VTB Bank PJSC GDR	4,674	8,848
Samsung Fire & Marine Insurance Company Ltd.	32	8,660
China Pacific Insurance Group Company Ltd. — Class H	1,600	8,121
NH Investment & Securities Company Ltd.*	508	7,992
China Overseas Land & Investment Ltd.	2,000	7,748
Samsung Securities Company Ltd.	173	7,055
Bank of Communications Company Ltd. — Class H	8,000	6,935
Robinsons Land Corp.	16,400	6,682
China CITIC Bank Corporation Ltd. — Class H	8,000	6,587
Nedbank Group Ltd.[1]	289	6,426
CITIC Ltd.	4,000	6,311
Banco Bradesco ADR	500	6,200
Mirae Asset Daewoo Company Ltd.	588	6,195
Sime Darby Property BHD*	14,400	5,837
China Evergrande Group*,1	1,700	5,619
Brait SE*,1	1,017	3,306
Total Financial		5,559,224
Communications - 9.9%
Naspers Ltd. — Class N	715	203,682
Hellenic Telecommunications Organization S.A.	9,128	143,846
Emirates Telecommunications Group Company PJSC	27,265	132,127
Tencent Holdings Ltd. ADR	2,161	127,866
America Movil SAB de CV — Class L ADR[1]	5,300	99,110
Alibaba Group Holding Ltd. ADR*,1	419	85,597
Telekomunikasi Indonesia Persero Tbk PT	243,300	72,508
O2 Czech Republic AS	3,825	53,539
Turkcell Iletisim Hizmetleri AS ADR	4,712	49,240
Ooredoo QSC	1,836	48,157
Grupo Televisa SAB ADR[1]	2,000	41,400
Advanced Info Service PCL	5,848	35,943
MTN Group Ltd. ADR	2,713	29,680
Baidu, Inc. ADR*	120	29,630
PLDT, Inc. ADR	901	27,526
China Mobile Ltd. ADR	496	26,119
DiGi.com BHD	17,600	22,351
NAVER Corp.	26	22,157
Axiata Group BHD	14,800	21,605
Chunghwa Telecom Company Ltd. ADR	464	17,191
Vodacom Group Ltd. ADR[1]	1,240	16,963
Cyfrowy Polsat S.A.	2,290	16,535
Empresa Nacional de Telecomunicaciones S.A.	1,358	16,315
JD.com, Inc. ADR*	325	16,000
Maxis BHD	9,600	14,975
True Corporation PCL*	68,614	14,788
Globe Telecom, Inc.	330	12,222
Telekom Malaysia BHD	7,200	11,361
Telefonica Brasil S.A. ADR	640	10,855
TIM Participacoes S.A. ADR	484	10,174
Turk Telekomunika ADR*,1	3,044	10,045
Samsung SDI Company Ltd.	54	9,962
Ctrip.com International Ltd. ADR*	201	9,403
Orange Polska S.A.*	5,067	9,321
Mobile TeleSystems PJSC ADR	600	7,284
Total Communications		1,475,477
Consumer, Non-cyclical - 7.5%
Richter Gedeon Nyrt	4,826	124,620
Fomento Economico Mexicano SAB de CV ADR	730	71,204
Ambev S.A. ADR	10,228	70,266
DP World Ltd.	2,610	69,191
JG Summit Holdings, Inc.	31,020	46,258
Cencosud S.A.	14,231	44,583
Unilever Indonesia Tbk PT	10,800	43,882
BIM Birlesik Magazalar AS	2,042	40,906
Universal Robina Corp.	10,640	33,455
Cia Cervecerias Unidas S.A. ADR	913	26,815
Magnit PJSC GDR	1,097	24,682
Kroton Educational S.A. ADR[1]	4,749	24,457
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,278	24,327
Bangkok Dusit Medical Services PCL — Class F	33,532	23,126
Tiger Brands Ltd.	568	22,053
PPB Group BHD	4,600	20,606
IHH Healthcare BHD	13,200	20,353
Cielo S.A. ADR	2,397	20,332
Sime Darby Plantation BHD*	14,400	20,319
Uni-President Enterprises Corp.	8,320	19,982
Kalbe Farma Tbk PT	156,400	19,450

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 89.6% (continued)
Consumer, Non-cyclical - 7.5% (continued)
IOI Corporation BHD	15,600	$18,771
Charoen Pokphand Foods PCL	23,923	18,026
CSPC Pharmaceutical Group Ltd.	8,000	17,756
Aspen Pharmacare Holdings Ltd.	757	17,258
Charoen Pokphand Indonesia Tbk PT	66,100	17,033
Kuala Lumpur Kepong BHD	2,400	15,529
Bidvest Group Ltd.	725	15,264
BRF S.A. ADR*	1,300	14,469
Coca-Cola Icecek AS	1,500	14,387
Shoprite Holdings Ltd. ADR	685	14,262
Hanjaya Mandala Sampoerna Tbk PT	37,000	13,541
Grupo Bimbo SAB de CV	5,518	13,482
Coca-Cola Femsa SAB de CV	1,722	13,184
Localiza Rent a Car SA ADR[1]	1,575	12,679
Ulker Biskuvi Sanayi AS	2,001	12,674
Gruma SAB de CV — Class B	1,000	11,964
KT&G Corp.	106	10,572
Indofood Sukses Makmur Tbk PT	18,000	10,419
Kimberly-Clark de Mexico SAB de CV — Class A	5,302	9,973
Arca Continental SAB de CV	1,200	8,722
LG Household & Health Care Ltd.	7	7,716
Want Want China Holdings Ltd.	8,000	7,068
JBS S.A ADR	1,072	6,791
Amorepacific Corp.*	22	6,170
Total Consumer, Non-cyclical		1,118,577
Energy - 7.2%
MOL Hungarian Oil & Gas plc	11,510	141,276
Ecopetrol S.A. ADR[1]	7,000	132,090
PTT PCL	6,567	103,160
Gazprom PJSC ADR	17,577	88,412
LUKOIL PJSC ADR	1,281	84,572
Polski Koncern Naftowy ORLEN S.A.	2,331	75,900
Tatneft PJSC ADR	857	51,934
Petroleo Brasileiro S.A. ADR*	3,264	43,607
PTT Exploration & Production PCL	11,122	42,258
Tupras Turkiye Petrol Rafinerileri AS	1,225	37,683
Novatek PJSC GDR	262	34,872
Sasol Ltd. ADR[1]	874	31,272
Polskie Gornictwo Naftowe i Gazownictwo S.A.	15,775	31,056
Surgutneftegas OJSC ADR	4,538	23,098
Petronas Gas BHD	4,800	22,043
Rosneft Oil Company PJSC GDR	3,492	21,378
Jastrzebska Spolka Weglowa S.A.*	600	17,488
Grupa Lotos S.A.	879	15,669
Ultrapar Participacoes S.A. ADR	571	14,618
SK Innovation Company Ltd.	70	13,405
Petronas Dagangan BHD	2,100	13,265
CNOOC Ltd. ADR	84	13,205
China Petroleum & Chemical Corp. ADR	103	8,945
PetroChina Company Ltd. ADR[1]	93	7,349
China Everbright International Ltd.	4,000	6,117
Total Energy		1,074,672
Consumer, Cyclical - 6.7%
OPAP S.A.	8,531	114,777
JUMBO S.A.	3,926	77,862
Astra International Tbk PT	103,300	65,582
Turk Hava Yollari AO*	14,885	65,390
CP ALL PCL	25,561	65,086
SACI Falabella	5,926	62,344
SM Investments Corp.	3,060	61,140
Latam Airlines Group S.A. ADR[1]	2,832	48,371
Wal-Mart de Mexico SAB de CV	16,555	41,555
Jollibee Foods Corp.	5,480	30,423
FF Group*	1,216	29,206
LPP S.A.	10	29,200
Arcelik AS	4,903	24,911
Genting BHD	10,000	24,707
Genting Malaysia BHD	17,200	24,314
Minor International PCL	16,300	22,899
Hyundai Motor Co.	134	20,329
Mr Price Group Ltd.	803	19,342
Woolworths Holdings Limited/South Africa	3,380	18,267
Bid Corporation Ltd.	725	16,193
Yum China Holdings, Inc.	320	14,845
Hyundai Mobis Company Ltd.	64	14,833
Home Product Center PCL	32,500	14,735
LG Corp.*	171	14,268
Matahari Department Store Tbk PT	14,000	11,633
Kia Motors Corp.	332	10,773
Dongfeng Motor Group Company Ltd. — Class H	8,000	10,453
Great Wall Motor Company Ltd. — Class H	6,000	7,326
Far Eastern New Century Corp.	8,160	7,293
Cheng Shin Rubber Industry Company Ltd.	4,000	6,972
CCC S.A.	80	6,909
DXB Entertainments PJSC*	35,961	6,266
Samsung C&T Corp.	45	5,984
Steinhoff International Holdings N.V.	5,095	2,935
Total Consumer, Cyclical		997,123
Basic Materials - 6.4%
Cia de Minas Buenaventura S.A.A. ADR	6,551	101,082
Industries Qatar QSC	3,358	101,081
Southern Copper Corp.	1,829	88,798
Vale S.A. ADR	4,965	64,992
Sociedad Quimica y Minera de Chile S.A. ADR[1]	1,012	57,056
MMC Norilsk Nickel PJSC ADR	2,466	50,701
PTT Global Chemical PCL	15,511	47,667

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 89.6% (continued)
Basic Materials - 6.4% (continued)
Empresas CMPC S.A.	11,022	$43,787
Grupo Mexico SAB de CV	11,956	42,455
Eregli Demir ve Celik Fabrikalari TAS	15,917	42,217
KGHM Polska Miedz S.A.	1,097	36,230
Petronas Chemicals Group BHD	12,800	26,731
Formosa Plastics Corp.	6,000	21,307
LG Chem Ltd.	45	18,205
POSCO ADR	192	17,180
Nan Ya Plastics Corp.	6,000	16,490
Braskem S.A. ADR	500	15,560
Gerdau S.A. ADR	3,022	13,539
Novolipetsk Steel PJSC GDR	479	12,550
AngloGold Ashanti Ltd. ADR	1,059	11,945
Grupa Azoty S.A.	538	11,415
Formosa Chemicals & Fibre Corp.	3,000	11,220
China Steel Corp.	13,000	11,106
Mexichem SAB de CV	3,905	11,086
Mondi Ltd.	399	10,630
Severstal PJSC GDR	636	10,443
Sappi Ltd.	1,438	10,337
Industrias Penoles SAB de CV	400	9,286
Petkim Petrokimya Holding AS	4,000	8,466
Hyundai Steel Co.	150	8,007
PhosAgro PJSC GDR	479	7,592
Korea Zinc Company Ltd.*	13	6,270
Fibria Celulose S.A. ADR	279	4,799
Total Basic Materials		950,230
Utilities - 5.0%
CEZ AS	9,618	247,208
Enel Americas S.A. ADR	6,056	71,340
Tenaga Nasional BHD	17,200	69,634
Interconexion Electrica S.A. ESP	9,122	46,095
PGE Polska Grupa Energetyczna S.A.*	11,487	40,988
Enel Generacion Chile S.A. ADR	1,216	34,984
Qatar Electricity & Water Company QSC	623	33,203
Enel Chile S.A. ADR	4,358	27,455
Aboitiz Power Corp.	26,000	20,780
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,680	19,051
Colbun S.A.	75,370	18,754
Aguas Andinas S.A. — Class A	25,266	17,062
Metro Pacific Investments Corp.	132,100	16,635
Perusahaan Gas Negara Persero Tbk	82,400	16,063
RusHydro PJSC ADR	12,040	14,930
Guangdong Investment Ltd.	10,000	14,882
Korea Electric Power Corp. ADR	801	13,313
Infraestructura Energetica Nova SAB de CV	2,500	13,052
CPFL Energia S.A. ADR*,1	400	5,364
Centrais Eletricas Brasileiras S.A. ADR*,1	542	3,496
Total Utilities		744,289
Industrial - 3.9%
Airports of Thailand PCL	25,500	56,992
Cementos Argos S.A.	13,697	54,693
Titan Cement Company S.A.	1,724	53,047
Grupo Argos S.A.	6,671	48,655
Cemex SAB de CV ADR*	5,616	46,557
Hon Hai Precision Industry Company Ltd.	13,860	43,845
United Tractors Tbk PT	12,257	35,612
Embraer S.A. ADR	1,071	27,043
Qatar Gas Transport Company Ltd.	5,114	26,322
Delta Electronics, Inc.	4,000	20,175
Semen Indonesia Persero Tbk PT	24,000	19,987
Indocement Tunggal Prakarsa Tbk PT	11,600	18,888
Grupo Aeroportuario del Pacifico SAB de CV ADR	160	16,776
Gamuda BHD	12,400	16,288
BTS Group Holdings PCL	61,960	15,925
Grupo Aeroportuario del Sureste SAB de CV — Class B	727	14,172
LG Electronics, Inc.	147	14,110
MISC BHD	6,400	12,397
DMCI Holdings, Inc.	40,020	11,234
Delta Electronics Thailand PCL	3,800	9,342
Promotora y Operadora de Infraestructura SAB de CV	837	8,594
Taiwan Cement Corp.	6,000	7,751
China Communications Construction Company Ltd. — Class H	4,000	4,777
Total Industrial		583,182
Technology - 3.7%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,382	198,548
Samsung Electronics Company Ltd. GDR	129	152,736
MediaTek, Inc.	4,000	41,036
Advanced Semiconductor Engineering, Inc. ADR	5,331	38,117
SK Hynix, Inc.	521	35,860
SK Holdings Company Ltd.	74	22,071
CD Projekt S.A.	550	19,147
United Microelectronics Corp. ADR	7,000	17,080
NetEase, Inc. ADR	40	12,806
Quanta Computer, Inc.	4,000	8,715
Total Technology		546,116
Diversified - 2.0%
Empresas COPEC S.A.	4,117	71,697
KOC Holding AS ADR	2,041	49,494
Aboitiz Equity Ventures, Inc.	24,010	35,945
Haci Omer Sabanci Holding AS	10,126	30,961
Siam Cement PCL	1,900	29,847
Remgro Ltd.	1,121	22,304
IJM Corporation BHD	16,800	13,318
Sime Darby BHD	14,400	11,305
Grupo Carso SAB de CV	3,000	11,273
Alfa SAB de CV — Class A	8,737	10,984

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 89.6% (continued)
Diversified - 2.0% (continued)
CJ Corp.	45	$7,754
Total Diversified		294,882
Total Common Stocks
(Cost $10,952,142)		13,343,772

PREFERRED STOCKS† - 1.7%
Financial - 1.2%
Itau Unibanco Holding S.A. ADR	6,258	102,631
Grupo Aval Acciones y Valores S.A.	83,526	37,632
Grupo de Inversiones Suramericana	2,655	35,877
Total Financial		176,140
Energy - 0.3%
Petroleo Brasileiro S.A. ADR*	3,142	38,929
Technology - 0.2%
Samsung Electronics Company, Ltd.	19	37,525
Consumer, Cyclical - 0.0%
Hyundai Motor Co.	42	4,091
Total Preferred Stocks
(Cost $193,643)		256,685

RIGHTS†† - 0.0%
Mirae Asset Daewoo Company Ltd.
Expires 02/23/18*	116	679
Robinsons Land Corp.
Expires 02/09/18*	4,406	232
Total Rights
(Cost $–)		911

EXCHANGE-TRADED FUNDS† - 8.6%
iShares MSCI India ETF	16,066	598,458
Global X MSCI Pakistan ETF	43,900	576,407
VanEck Vectors Egypt Index ETF	2,900	97,395
Total Exchange-Traded Funds
(Cost $1,313,535)		1,272,260

MONEY MARKET FUND† - 0.0%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[3]	4,493	4,493
Total Money Market Fund
(Cost $4,493)		4,493

	Face Amount
SECURITIES LENDING COLLATERAL††,4 - 2.6%
Repurchase Agreements
Cantor Fitzgerald Securities issued 01/31/18 at 1.35% due 02/01/18	$250,000	250,000
Daiwa Capital Markets America issued 01/31/18 at 1.35% due 02/01/18	138,417	138,417
Total Securities Lending Collateral
(Cost $388,417)		388,417
Total Investments - 102.5%
(Cost $12,852,230)		$15,266,538
Other Assets & Liabilities, net - (2.5)%		(370,333)
Total Net Assets - 100.0%		$14,896,205

At January 31, 2018, the investment diversification of the Fund by country was as follows:

Country	% of Total Investments
Greece	5.0%
Qatar	4.5%
Chile	4.5%
Turkey	4.5%
Brazil	4.5%
Colombia	4.5%
Thailand	4.3%
South Africa	4.3%
Czech Republic	4.3%
China	4.2%
Malaysia	4.2%
Hungary	4.2%
Poland	4.1%
Peru	4.1%
Indonesia	4.1%
India	4.0%
Taiwan, Province of China	3.9%
Mexico	3.9%
Pakistan	3.9%
Philippines	3.9%
Republic of Korea	3.8%
Russian Federation	3.7%
United Arab Emirates	3.7%
Egypt	3.2%
United States	0.7%
Total Investments	100.0%

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at January 31, 2018 — See Note 4.
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $125,089 (cost $98,108), or 0.8% of total net assets.
[3]	Rate indicated is the 7 day yield as of January 31, 2018.
[4]

Securities lending collateral — See Note 4.

ADR —American Depositary Receipt

GDR — Global Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,343,772	$—	$—	$13,343,772
Preferred Stocks	256,685	—	—	256,685
Rights	—	911	—	911
Exchange-Traded Funds	1,272,260	—	—	1,272,260
Money Market Fund	4,493	—	—	4,493
Securities Lending Collateral	—	388,417	—	388,417
Total Assets	$14,877,210	$389,328	$—	$15,266,538

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim Multi-Factor Large Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 20.1%
Total System Services, Inc.	349	$31,012
Humana, Inc.	104	29,311
Anthem, Inc.	118	29,246
UnitedHealth Group, Inc.	121	28,650
Robert Half International, Inc.	492	28,477
Sysco Corp.	451	28,354
Centene Corp.*	263	28,204
Aetna, Inc.	149	27,836
Medtronic plc	324	27,828
Cigna Corp.	131	27,294
Total Consumer, Non-cyclical		286,212
Consumer, Cyclical - 16.1%
Lowe's Companies, Inc.	291	30,476
Walmart, Inc.	278	29,635
Best Buy Company, Inc.	402	29,370
Walgreens Boots Alliance, Inc.	382	28,749
Michael Kors Holdings Ltd.*	434	28,644
BorgWarner, Inc.	499	28,074
CVS Health Corp.	353	27,778
PulteGroup, Inc.	803	25,559
Total Consumer, Cyclical		228,285
Financial - 15.7%
Hartford Financial Services Group, Inc.	503	29,556
Raymond James Financial, Inc.	305	29,399
CBRE Group, Inc. —Class A*	626	28,602
Nasdaq, Inc.	350	28,319
Prudential Financial, Inc.	234	27,804
Aflac, Inc.	309	27,254
Unum Group	497	26,435
Principal Financial Group, Inc.	385	26,026
Total Financial		223,395
Technology - 12.3%
Fidelity National Information Services, Inc.	290	29,684
Cognizant Technology Solutions Corp. — Class A	378	29,476
ANSYS, Inc.*	182	29,421
Synopsys, Inc.*	312	28,894
Intuit, Inc.	169	28,375
Cadence Design Systems, Inc.*	630	28,262
Total Technology		174,112
Industrial - 12.0%
FLIR Systems, Inc.	575	29,446
Ingersoll-Rand plc	309	29,241
TE Connectivity Ltd.	278	28,503
Jacobs Engineering Group, Inc.	407	28,270
Fortune Brands Home & Security, Inc.	385	27,308
Pentair plc	381	27,242
Total Industrial		170,010
Communications - 9.8%
F5 Networks, Inc.*	202	29,197
Cisco Systems, Inc.	702	29,161
News Corp. — Class A	1,651	28,249
AT&T, Inc.	727	27,226
Juniper Networks, Inc.	973	25,444
Total Communications		139,277
Energy - 5.9%
Valero Energy Corp.	296	28,408
Phillips 66	271	27,750
Marathon Petroleum Corp.	400	27,708
Total Energy		83,866
Utilities - 4.1%
FirstEnergy Corp.	921	30,301
CenterPoint Energy, Inc.	995	28,039
Total Utilities		58,340
Basic Materials - 3.9%
Eastman Chemical Co.	284	28,167
PPG Industries, Inc.	233	27,664
Total Basic Materials		55,831
Total Common Stocks
(Cost $1,394,912)		1,419,328

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[1]	877	877
Total Money Market Fund
(Cost $877)		877
Total Investments - 100.0%
(Cost $1,395,789)		$1,420,205
Other Assets & Liabilities, net - 0.0%		542
Total Net Assets - 100.0%		$1,420,747

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of January 31, 2018. plc —Public Limited Company See Sector Classification in Other Information section.

Guggenheim Multi-Factor Large Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,419,328	$—	$—	$1,419,328
Money Market Fund	877	—	—	877
Total Assets	$1,420,205	$—	$—	$1,420,205

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P 100® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 23.5%
PayPal Holdings, Inc.*	667	$56,909
AbbVie, Inc.	507	56,896
Abbott Laboratories	887	55,136
Gilead Sciences, Inc.	652	54,637
Danaher Corp.	522	52,868
Allergan plc	288	51,915
Merck & Company, Inc.	873	51,725
Biogen, Inc.*	148	51,476
Medtronic plc	597	51,276
Amgen, Inc.	275	51,164
UnitedHealth Group, Inc.	216	51,145
Coca-Cola Co.	1,070	50,921
Mondelez International, Inc. — Class A	1,137	50,483
Pfizer, Inc.	1,357	50,263
PepsiCo, Inc.	415	49,925
Colgate-Palmolive Co.	660	48,998
Philip Morris International, Inc.	454	48,683
Bristol-Myers Squibb Co.	776	48,578
Kraft Heinz Co.	617	48,366
Altria Group, Inc.	680	47,831
Johnson & Johnson	344	47,537
Procter & Gamble Co.	535	46,192
Celgene Corp.*	456	46,129
Eli Lilly & Co.	560	45,612
Total Consumer, Non-cyclical		1,214,665
Financial - 17.8%
Mastercard, Inc. — Class A	323	54,587
Wells Fargo & Co.	819	53,874
Visa, Inc. — Class A	432	53,667
Bank of America Corp.	1,674	53,568
JPMorgan Chase & Co.	459	53,092
Capital One Financial Corp.	508	52,812
Berkshire Hathaway, Inc. —Class B*	246	52,738
BlackRock, Inc. — Class A	93	52,247
American International Group, Inc.	814	52,031
Morgan Stanley	920	52,026
Goldman Sachs Group, Inc.	193	51,703
Bank of New York Mellon Corp.	890	50,463
Citigroup, Inc.	642	50,384
U.S. Bancorp	879	50,226
American Express Co.	494	49,104
Simon Property Group, Inc. REIT	297	48,521
Allstate Corp.	472	46,619
MetLife, Inc.	905	43,503
Total Financial		921,165
Industrial - 13.2%
Boeing Co.	169	59,888
Caterpillar, Inc.	336	54,694
United Technologies Corp.	394	54,376
Lockheed Martin Corp.	153	54,292
Raytheon Co.	256	53,489
General Dynamics Corp.	240	53,395
FedEx Corp.	201	52,758
Emerson Electric Co.	730	52,728
United Parcel Service, Inc. — Class B	404	51,437
3M Co.	203	50,852
Union Pacific Corp.	377	50,330
Honeywell International, Inc.	315	50,296
General Electric Co.	2,735	44,225
Total Industrial		682,760
Communications - 12.3%
Amazon.com, Inc.*	41	59,487
Charter Communications, Inc. —Class A*	149	56,210
Comcast Corp. — Class A	1,278	54,353
Cisco Systems, Inc.	1,292	53,670
Priceline Group, Inc.*	28	53,537
Verizon Communications, Inc.	952	51,474
Time Warner, Inc.	533	50,822
Facebook, Inc. —Class A*	270	50,460
Walt Disney Co.	464	50,423
AT&T, Inc.	1,320	49,434
Twenty-First Century Fox, Inc. — Class A	1,033	38,118
Alphabet, Inc. —Class A*	23	27,191
Alphabet, Inc. —Class C*	23	26,909
Twenty-First Century Fox, Inc. — Class B	432	15,764
Total Communications		637,852
Consumer, Cyclical - 12.0%
Target Corp.	792	59,574
Lowe's Companies, Inc.	568	59,487
Nike, Inc. — Class B	793	54,098
Walmart, Inc.	504	53,726
Home Depot, Inc.	264	53,038
CVS Health Corp.	662	52,093
Walgreens Boots Alliance, Inc.	677	50,951
Costco Wholesale Corp.	257	50,082
General Motors Co.	1,157	49,068
McDonald's Corp.	279	47,748
Starbucks Corp.	830	47,152
Ford Motor Co.	3,853	42,268
Total Consumer, Cyclical		619,285
Technology - 8.0%
Microsoft Corp.	578	54,916
Texas Instruments, Inc.	496	54,397
Intel Corp.	1,122	54,013
QUALCOMM, Inc.	757	51,665
Accenture plc — Class A	321	51,585
International Business Machines Corp.	312	51,074
Oracle Corp.	978	50,455
Apple, Inc.	287	48,052
Total Technology		416,157
Energy - 7.2%
Halliburton Co.	1,105	59,339
Schlumberger Ltd.	762	56,068
ConocoPhillips	943	55,458
Occidental Petroleum Corp.	706	52,929
Exxon Mobil Corp.	585	51,070
Chevron Corp.	403	50,516

Guggenheim S&P 100® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Energy - 7.2% (continued)
Kinder Morgan, Inc.	2,729	$49,067
Total Energy		374,447
Utilities - 3.5%
NextEra Energy, Inc.	304	48,160
Exelon Corp.	1,184	45,596
Duke Energy Corp.	549	43,096
Southern Co.	950	42,854
Total Utilities		179,706
Basic Materials - 2.0%
DowDuPont, Inc.	687	51,923
Monsanto Co.	412	50,182
Total Basic Materials		102,105
Total Common Stocks
(Cost $4,824,595)		5,148,142
Total Investments - 99.5%
(Cost $4,824,595)		$5,148,142
Other Assets & Liabilities, net - 0.5%		23,276
Total Net Assets - 100.0%		$5,171,418

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3. plc —Public Limited Company REIT —Real Estate Investment Trust See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,148,142	$—	$—	$5,148,142

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8%
Retail - 37.7%
Kohl's Corp.	20,954	$1,357,190
Target Corp.	16,996	1,278,439
Lowe's Companies, Inc.	12,186	1,276,240
Advance Auto Parts, Inc.	10,400	1,216,696
PVH Corp.	7,705	1,194,892
Best Buy Company, Inc.	16,352	1,194,677
Tractor Supply Co.	15,417	1,175,546
Tiffany & Co.	10,895	1,161,952
Tapestry, Inc.	24,684	1,161,135
Darden Restaurants, Inc.	12,073	1,157,196
Dollar General Corp.	11,171	1,151,954
Genuine Parts Co.	10,998	1,144,562
Home Depot, Inc.	5,687	1,142,518
Foot Locker, Inc.	23,196	1,140,083
TJX Companies, Inc.	14,119	1,134,038
Nordstrom, Inc.[1]	22,785	1,123,528
Ross Stores, Inc.	13,567	1,117,785
AutoZone, Inc.*	1,445	1,106,061
Dollar Tree, Inc.*	9,600	1,104,000
CarMax, Inc.*	15,459	1,103,309
O'Reilly Automotive, Inc.*	4,155	1,099,787
Chipotle Mexican Grill, Inc. — Class A*,1	3,302	1,072,358
Yum! Brands, Inc.	12,519	1,058,982
Macy's, Inc.[1]	40,426	1,049,055
Signet Jewelers Ltd.[1]	19,600	1,036,840
Gap, Inc.	31,146	1,035,293
Ulta Beauty, Inc.*	4,646	1,031,877
McDonald's Corp.	6,025	1,031,119
Starbucks Corp.	17,797	1,011,048
L Brands, Inc.	18,211	912,189
Total Retail		33,780,349
Media - 13.9%
Charter Communications, Inc. —Class A*	3,215	1,212,859
Viacom, Inc. — Class B	35,611	1,190,119
Comcast Corp. — Class A	27,485	1,168,937
Scripps Networks Interactive, Inc. — Class A	12,745	1,121,433
Time Warner, Inc.	11,500	1,096,525
Walt Disney Co.	10,009	1,087,678
CBS Corp. — Class B	18,150	1,045,622
DISH Network Corp. —Class A*	21,467	1,006,802
Twenty-First Century Fox, Inc. — Class A	22,168	817,999
News Corp. — Class A	47,617	814,727
Discovery Communications, Inc. —Class C*	31,331	747,558
Discovery Communications, Inc. —Class A*,1	23,734	595,011
Twenty-First Century Fox, Inc. — Class B	9,250	337,533
News Corp. — Class B	15,175	264,804
Total Media		12,507,607
Apparel - 7.6%
Ralph Lauren Corp. — Class A	10,193	1,165,162
Nike, Inc. — Class B	17,015	1,160,763
VF Corp.	14,222	1,153,973
Michael Kors Holdings Ltd.*	16,876	1,113,816
Hanesbrands, Inc.[1]	50,261	1,091,669
Under Armour, Inc. —Class A*,1	40,274	558,198
Under Armour, Inc. —Class C*,1	40,532	520,836
Total Apparel		6,764,417
Internet - 6.9%
Netflix, Inc.*	5,532	1,495,300
Amazon.com, Inc.*	898	1,302,899
Priceline Group, Inc.*	605	1,156,790
Expedia, Inc.	8,875	1,136,089
TripAdvisor, Inc.*,1	30,235	1,048,247
Total Internet		6,139,325
Lodging - 6.4%
Marriott International, Inc. — Class A	8,067	1,188,591
MGM Resorts International	31,436	1,145,842
Wyndham Worldwide Corp.	9,228	1,145,472
Hilton Worldwide Holdings, Inc.	13,309	1,139,916
Wynn Resorts Ltd.	6,539	1,082,793
Total Lodging		5,702,614
Leisure Time - 4.9%
Norwegian Cruise Line Holdings Ltd.*	18,955	1,151,326
Carnival Corp.	15,591	1,116,472
Royal Caribbean Cruises Ltd.	8,329	1,112,338
Harley-Davidson, Inc.[1]	20,377	987,469
Total Leisure Time		4,367,605
Auto Parts & Equipment - 3.8%
Aptiv plc	12,241	1,161,426
Goodyear Tire & Rubber Co.	32,851	1,143,872
BorgWarner, Inc.	19,403	1,091,613
Total Auto Parts & Equipment		3,396,911
Home Builders - 3.4%
Lennar Corp. — Class A	16,775	1,051,121
DR Horton, Inc.	20,541	1,007,536
PulteGroup, Inc.	30,589	973,648
Total Home Builders		3,032,305
Advertising - 2.5%
Interpublic Group of Companies, Inc.	51,579	1,129,064
Omnicom Group, Inc.	14,197	1,088,200
Total Advertising		2,217,264
Toys, Games & Hobbies - 2.4%
Mattel, Inc.[1]	69,334	1,098,251
Hasbro, Inc.	11,418	1,079,800
Total Toys, Games & Hobbies		2,178,051
Home Furnishings - 2.4%
Whirlpool Corp.	6,147	1,115,189
Leggett & Platt, Inc.	22,529	1,047,824
Total Home Furnishings		2,163,013
Auto Manufacturers - 2.2%
General Motors Co.	24,825	1,052,828
Ford Motor Co.	82,697	907,186
Total Auto Manufacturers		1,960,014
Distribution & Wholesale - 1.2%
LKQ Corp.*	25,934	1,090,006

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Electronics - 1.2%
Garmin Ltd.	16,752	$1,054,371
Textiles - 1.2%
Mohawk Industries, Inc.*	3,718	1,044,981
Commercial Services - 1.1%
H&R Block, Inc.	38,318	1,016,960
Housewares - 1.0%
Newell Brands, Inc.	33,690	890,764
Total Common Stocks
(Cost $84,998,492)		89,306,557

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[2]	107,414	107,414
Total Money Market Fund
(Cost $107,414)		107,414

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 8.2%
Repurchase Agreements
Nomura Securities International, Inc. issued 01/31/18 at 1.36% due 02/01/18	$1,701,849	1,701,849
Jefferies LLC issued 01/31/18 at 1.46% due 02/01/18	1,701,849	1,701,849
Daiwa Capital Markets America issued 01/31/18 at 1.35% due 02/01/18	1,701,849	1,701,849
Deutsche Bank Securities, Inc. issued 01/31/18 at 1.42% due 02/01/18	1,701,800	1,701,800
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 01/31/18 at 1.34% due 02/01/18	504,321	504,321
Total Securities Lending Collateral
(Cost $7,311,668)		7,311,668
Total Investments - 108.1%
(Cost $92,417,574)		$96,725,639
Other Assets & Liabilities, net - (8.1)%		(7,277,720)
Total Net Assets - 100.0%		$89,447,919

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at January 31, 2018 — See Note 4.
[2]	Rate indicated is the 7 day yield as of January 31, 2018.
[3]	Securities lending collateral — See Note 4. plc —Public Limited Company See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$89,306,557	$—	$—	$89,306,557
Money Market Fund	107,414	—	—	107,414
Securities Lending Collateral	—	7,311,668	—	7,311,668
Total Assets	$89,413,971	$7,311,668	$—	$96,725,639

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Consumer Staples ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8%
Food - 37.5%
Kroger Co.	515,120	$15,639,043
McCormick & Company, Inc.	135,855	14,776,948
JM Smucker Co.	115,864	14,701,983
General Mills, Inc.[1]	246,118	14,395,442
Mondelez International, Inc. — Class A	322,237	14,307,323
Kellogg Co.[1]	206,572	14,069,619
Conagra Brands, Inc.	368,951	14,020,138
Sysco Corp.	219,401	13,793,741
Kraft Heinz Co.	175,119	13,727,578
Hershey Co.	121,403	13,394,393
Campbell Soup Co.	280,766	13,069,657
Hormel Foods Corp.[1]	369,048	12,669,418
Tyson Foods, Inc. — Class A	164,352	12,508,831
Total Food		181,074,114
Beverages - 21.4%
Dr Pepper Snapple Group, Inc.	145,969	17,421,401
Monster Beverage Corp.*	217,387	14,832,315
Coca-Cola Co.	303,319	14,434,951
Molson Coors Brewing Co. — Class B	171,491	14,408,674
Brown-Forman Corp. — Class B	206,729	14,326,319
PepsiCo, Inc.	117,898	14,183,129
Constellation Brands, Inc. — Class A	63,048	13,837,145
Total Beverages		103,443,934
Retail - 12.1%
Walmart, Inc.	142,341	15,173,551
CVS Health Corp.	188,031	14,796,159
Walgreens Boots Alliance, Inc.	192,079	14,455,866
Costco Wholesale Corp.	73,074	14,239,930
Total Retail		58,665,506
Cosmetics & Personal Care - 11.8%
Coty, Inc. — Class A	772,970	15,157,941
Estee Lauder Companies, Inc. — Class A	109,391	14,763,409
Colgate-Palmolive Co.	187,441	13,915,620
Procter & Gamble Co.	152,078	13,130,415
Total Cosmetics & Personal Care		56,967,385
Agriculture - 8.6%
Archer-Daniels-Midland Co.	331,088	14,220,230
Philip Morris International, Inc.	128,934	13,825,593
Altria Group, Inc.	192,106	13,512,736
Total Agriculture		41,558,559
Household Products & Housewares - 8.4%
Church & Dwight Company, Inc.	283,955	13,871,202
Clorox Co.	94,631	13,408,266
Kimberly-Clark Corp.	114,421	13,387,257
Total Household Products & Housewares		40,666,725
Total Common Stocks
(Cost $456,276,690)		482,376,223

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[2]	411,946	411,946
Total Money Market Fund
(Cost $411,946)		411,946

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 2.7%
Repurchase Agreements
Deutsche Bank Securities, Inc. issued 01/31/18 at 1.42% due 02/01/18	$3,053,100	3,053,100
Nomura Securities International, Inc. issued 01/31/18 at 1.36% due 02/01/18	3,053,079	3,053,079
Daiwa Capital Markets America issued 01/31/18 at 1.35% due 02/01/18	3,053,079	3,053,079
Jefferies LLC issued 01/31/18 at 1.46% due 02/01/18	3,053,079	3,053,079
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 01/31/18 at 1.34% due 02/01/18	904,382	904,382
Total Securities Lending Collateral
(Cost $13,116,719)		13,116,719
Total Investments - 102.6%
(Cost $469,805,355)		$495,904,888
Other Assets & Liabilities, net - (2.6)%		(12,647,300)
Total Net Assets - 100.0%		$483,257,588

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at January 31, 2018 — See Note 4.
[2]	Rate indicated is the 7 day yield as of January 31, 2018.
[3]	Securities lending collateral — See Note 4.

Guggenheim S&P 500® Equal Weight Consumer Staples ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$482,376,223	$—	$—	$482,376,223
Money Market Fund	411,946	—	—	411,946
Securities Lending Collateral	—	13,116,719	—	13,116,719
Total Assets	$482,788,169	$13,116,719	$—	$495,904,888

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Energy ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.9%
Oil & Gas - 74.2%
Anadarko Petroleum Corp.	169,119	$10,155,595
Helmerich & Payne, Inc.	139,699	10,062,519
Marathon Oil Corp.	534,927	9,730,322
Pioneer Natural Resources Co.	51,980	9,507,661
EOG Resources, Inc.	80,723	9,283,145
ConocoPhillips	157,149	9,241,933
Noble Energy, Inc.	300,823	9,181,118
Concho Resources, Inc.*	57,797	9,099,560
Hess Corp.[1]	178,151	8,998,407
Apache Corp.[1]	199,117	8,934,380
Valero Energy Corp.	92,513	8,878,473
Occidental Petroleum Corp.	117,671	8,821,795
Devon Energy Corp.	212,984	8,811,148
Newfield Exploration Co.*	275,746	8,730,118
Marathon Petroleum Corp.	125,160	8,669,833
Exxon Mobil Corp.	98,041	8,558,979
Chevron Corp.	67,576	8,470,652
Phillips 66	81,408	8,336,179
Cimarex Energy Co.	72,422	8,125,748
Andeavor	72,982	7,893,733
Equities Corp.	143,741	7,803,699
Chesapeake Energy Corp.*,1	2,202,222	7,707,777
Cabot Oil & Gas Corp. — Class A	292,042	7,695,307
Range Resources Corp.[1]	503,994	7,181,915
Total Oil & Gas		209,879,996
Oil & Gas Services - 16.5%
Halliburton Co.	184,226	9,892,936
TechnipFMC plc	296,312	9,618,288
Schlumberger Ltd.	127,542	9,384,540
National Oilwell Varco, Inc.[1]	248,441	9,112,816
Baker Hughes a GE Co.[1]	267,813	8,610,188
Total Oil & Gas Services		46,618,768
Pipelines - 9.2%
ONEOK, Inc.	152,878	8,998,399
Williams Companies, Inc.	283,856	8,910,240
Kinder Morgan, Inc.	455,545	8,190,699
Total Pipelines		26,099,338
Total Common Stocks
(Cost $283,128,145)		282,598,102

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[2]	329,085	329,085
Total Money Market Fund
(Cost $329,085)		329,085

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 4.1%
Repurchase Agreements
State of Wisconsin Investment Board issued 01/31/18 at 1.59% due 02/01/18	$2,716,000	2,716,000
Nomura Securities International, Inc. issued 01/31/18 at 1.36% due 02/01/18	2,715,996	2,715,996
Daiwa Capital Markets America issued 01/31/18 at 1.35% due 02/01/18	2,715,996	2,715,996
Jefferies LLC issued 01/31/18 at 1.46% due 02/01/18	2,715,996	2,715,996
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 01/31/18 at 1.34% due 02/01/18	804,625	804,625
Total Securities Lending Collateral
(Cost $11,668,613)		11,668,613
Total Investments - 104.1%
(Cost $295,125,843)		$294,595,800
Other Assets & Liabilities, net - (4.1)%		(11,509,770)
Total Net Assets - 100.0%		$283,086,030

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at January 31, 2018 — See Note 4.
[2]	Rate indicated is the 7 day yield as of January 31, 2018.
[3]	Securities lending collateral — See Note 4. plc —Public Limited Company See Sector Classification in Other Information section.

Guggenheim S&P 500® Equal Weight Energy ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$282,598,102	$—	$—	$282,598,102
Money Market Fund	329,085	—	—	329,085
Securities Lending Collateral	—	11,668,613	—	11,668,613
Total Assets	$282,927,187	$11,668,613	$—	$294,595,800

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 21.1%
Dr Pepper Snapple Group, Inc.[1]	315,099	$37,607,066
Cardinal Health, Inc.	504,799	36,239,521
HCA Healthcare, Inc.	350,469	35,453,443
Thermo Fisher Scientific, Inc.	158,176	35,448,824
PayPal Holdings, Inc.*	407,788	34,792,472
AbbVie, Inc.	309,195	34,697,864
ResMed, Inc.	344,239	34,695,849
IDEXX Laboratories, Inc.*	185,162	34,632,700
Vertex Pharmaceuticals, Inc.*	207,024	34,546,095
Express Scripts Holding Co.*	436,250	34,542,275
Total System Services, Inc.	388,257	34,500,517
DaVita, Inc.*	439,094	34,266,896
AmerisourceBergen Corp. —Class A1	342,912	34,178,039
Gartner, Inc.*,1	246,300	34,171,662
Kroger Co.	1,114,451	33,834,732
Abbott Laboratories	544,165	33,825,296
Intuitive Surgical, Inc.*	78,314	33,805,803
Varian Medical Systems, Inc.*,1	264,930	33,778,575
Gilead Sciences, Inc.	400,607	33,570,867
Global Payments, Inc.	299,209	33,445,582
Envision Healthcare Corp.*,1	927,128	33,367,337
Baxter International, Inc.	463,186	33,363,288
Zimmer Biomet Holdings, Inc.	261,653	33,261,329
Laboratory Corporation of America Holdings*	190,276	33,203,162
Henry Schein, Inc.*	437,886	33,139,212
Mylan N.V.*	768,806	32,943,337
McKesson Corp.	194,863	32,908,463
Becton Dickinson and Co.	135,356	32,883,387
United Rentals, Inc.*	181,298	32,834,881
Coty, Inc. —Class A1	1,672,192	32,791,685
Anthem, Inc.	132,225	32,771,966
Align Technology, Inc.*	124,697	32,670,614
Humana, Inc.	115,659	32,596,176
Quest Diagnostics, Inc.	305,562	32,334,571
Universal Health Services, Inc. — Class B	265,921	32,309,402
Danaher Corp.	318,376	32,245,121
Boston Scientific Corp.*	1,151,233	32,188,475
Stryker Corp.	195,259	32,096,674
Cooper Companies, Inc.	130,937	32,036,356
Monster Beverage Corp.*	469,268	32,018,156
Avery Dennison Corp.	260,854	32,001,569
Estee Lauder Companies, Inc. — Class A	236,674	31,941,523
Allergan plc	177,182	31,938,827
McCormick & Company, Inc.[1]	293,260	31,897,890
Edwards Lifesciences Corp.*	251,339	31,814,491
Western Union Co.	1,530,025	31,809,220
Illumina, Inc.*	136,611	31,781,183
JM Smucker Co.	250,111	31,736,585
Merck & Company, Inc.	535,062	31,702,424
Biogen, Inc.*	91,067	31,674,013
Zoetis, Inc.	412,736	31,669,233
Automatic Data Processing, Inc.	255,704	31,612,686
Equifax, Inc.[1]	252,693	31,568,936
Moody's Corp.	194,674	31,496,306
Perrigo Company plc	347,360	31,477,763
Amgen, Inc.	169,120	31,464,776
Centene Corp.*	293,402	31,464,430
UnitedHealth Group, Inc.	132,793	31,442,727
Medtronic plc	365,948	31,431,274
Robert Half International, Inc.	542,556	31,403,141
Cintas Corp.	186,374	31,394,701
S&P Global, Inc.	173,271	31,379,378
Coca-Cola Co.	654,761	31,160,076
Molson Coors Brewing Co. — Class B	370,187	31,103,112
General Mills, Inc.[1]	531,283	31,074,743
IHS Markit Ltd.*	650,744	31,060,011
Alexion Pharmaceuticals, Inc.*	259,770	30,995,756
Brown-Forman Corp. —Class B1	446,258	30,925,680
Mondelez International, Inc. — Class A	695,600	30,884,640
Verisk Analytics, Inc. —Class A*,1	308,514	30,866,826
Pfizer, Inc.	830,082	30,746,237
Archer-Daniels-Midland Co.	714,703	30,696,494
PepsiCo, Inc.	254,498	30,616,109
Kellogg Co.[1]	445,918	30,371,475
Aetna, Inc.	162,352	30,330,601
Conagra Brands, Inc.	796,434	30,264,492
Ecolab, Inc.	219,215	30,181,521
Colgate-Palmolive Co.	404,620	30,038,989
Patterson Companies, Inc.	836,400	30,018,396
Church & Dwight Company, Inc.	612,960	29,943,096
IQVIA Holdings, Inc.*	292,711	29,912,137
Constellation Brands, Inc. — Class A	136,101	29,870,086
Philip Morris International, Inc.	278,323	29,844,576
Sysco Corp.	473,610	29,775,861
Bristol-Myers Squibb Co.	475,290	29,753,154
Hologic, Inc.*,1	694,943	29,674,066
Kraft Heinz Co.	378,022	29,633,145
Cigna Corp.	141,287	29,437,146
Nielsen Holdings plc[1]	781,740	29,244,893
Altria Group, Inc.	414,689	29,169,224
Johnson & Johnson	211,010	29,159,472
Quanta Services, Inc.*	752,975	28,982,008
Clorox Co.	204,278	28,944,150
H&R Block, Inc.[1]	1,089,907	28,926,132
Hershey Co.	262,067	28,913,852
Kimberly-Clark Corp.	246,996	28,898,532
Regeneron Pharmaceuticals, Inc.*	77,905	28,563,868
Procter & Gamble Co.	328,283	28,343,954
Celgene Corp.*	279,631	28,287,472
Campbell Soup Co.[1]	606,079	28,212,977
Eli Lilly & Co.	343,161	27,950,463
Dentsply Sirona, Inc.	457,104	27,796,494
Incyte Corp.*	307,175	27,734,831

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 21.1% (continued)
Hormel Foods Corp.[1]	796,648	$27,348,926
Tyson Foods, Inc. — Class A	354,776	27,002,001
Total Consumer, Non-cyclical		3,314,758,420
Financial - 19.4%
State Street Corp.	304,411	33,536,960
Mastercard, Inc. — Class A	198,367	33,524,023
Regions Financial Corp.	1,740,796	33,475,507
Travelers Companies, Inc.	222,309	33,328,565
Navient Corp.	2,330,185	33,205,136
Comerica, Inc.	348,166	33,152,366
M&T Bank Corp.	173,142	33,032,031
BB&T Corp.	596,937	32,944,953
Wells Fargo & Co.	500,208	32,903,682
Visa, Inc. —Class A1	264,052	32,803,180
Bank of America Corp.	1,023,538	32,753,217
Citizens Financial Group, Inc.	712,314	32,695,213
PNC Financial Services Group, Inc.	206,776	32,674,744
Alliance Data Systems Corp.	127,290	32,670,251
BlackRock, Inc. — Class A	57,666	32,396,759
JPMorgan Chase & Co.	280,060	32,394,540
Berkshire Hathaway, Inc. —Class B*	151,024	32,376,525
Fifth Third Bancorp	976,859	32,334,033
Huntington Bancshares, Inc.	1,997,806	32,324,501
T. Rowe Price Group, Inc.	289,355	32,300,699
Capital One Financial Corp.	309,713	32,197,763
SunTrust Banks, Inc.	455,011	32,169,278
Everest Re Group Ltd.	139,749	32,114,320
Discover Financial Services	401,993	32,079,041
Northern Trust Corp.	304,239	32,063,748
Raymond James Financial, Inc.	331,501	31,953,381
KeyCorp	1,491,575	31,919,705
Cboe Global Markets, Inc.	237,362	31,899,079
American International Group, Inc.	498,515	31,865,079
Goldman Sachs Group, Inc.	118,533	31,753,805
Morgan Stanley	560,919	31,719,969
Brighthouse Financial, Inc.*	492,802	31,667,457
Hartford Financial Services Group, Inc.	537,740	31,597,602
Zions Bancorporation	582,508	31,472,907
Weyerhaeuser Co. REIT	837,347	31,434,006
Synchrony Financial	791,129	31,391,999
SBA Communications Corp. REIT*	179,589	31,338,281
Lincoln National Corp.	377,727	31,275,796
CBRE Group, Inc. —Class A*	680,124	31,074,866
Host Hotels & Resorts, Inc. REIT	1,495,328	31,043,009
E*TRADE Financial Corp.*	588,870	31,033,449
People's United Financial, Inc.	1,574,704	30,974,428
Intercontinental Exchange, Inc.	418,249	30,883,506
Chubb Ltd.	197,700	30,870,855
Arthur J Gallagher & Co.	451,630	30,855,362
Charles Schwab Corp.	577,299	30,793,129
Bank of New York Mellon Corp.	542,660	30,768,822
American Tower Corp. — Class A REIT	208,236	30,756,457
Citigroup, Inc.	391,850	30,752,388
Loews Corp.	595,248	30,744,559
Cincinnati Financial Corp.	398,745	30,663,491
Willis Towers Watson plc	190,835	30,623,292
U.S. Bancorp	535,898	30,621,212
Crown Castle International Corp. REIT	270,923	30,551,987
Nasdaq, Inc.	376,581	30,469,169
Aon plc	214,214	30,454,804
Prudential Financial, Inc.	253,240	30,089,977
Torchmark Corp.	329,814	29,963,602
American Express Co.	301,034	29,922,780
Simon Property Group, Inc. REIT	182,837	29,870,080
Equinix, Inc. REIT	65,564	29,844,077
CME Group, Inc. — Class A	194,127	29,794,612
Aflac, Inc.	336,517	29,680,799
XL Group Ltd.[1]	804,638	29,642,864
Alexandria Real Estate Equities, Inc. REIT[1]	228,204	29,598,059
Affiliated Managers Group, Inc.	148,013	29,547,835
Ameriprise Financial, Inc.	174,655	29,464,299
Marsh & McLennan Companies, Inc.	352,623	29,451,073
Boston Properties, Inc. REIT	237,978	29,440,258
Prologis, Inc. REIT	448,411	29,196,040
Progressive Corp.	539,500	29,186,950
GGP, Inc. REIT	1,266,206	29,160,724
Macerich Co. REIT[1]	451,215	29,134,953
SL Green Realty Corp. REIT	289,152	29,065,559
Digital Realty Trust, Inc. REIT	258,405	28,928,440
Extra Space Storage, Inc. REIT	343,843	28,704,014
Allstate Corp.	289,433	28,587,297
Invesco Ltd.	787,542	28,453,892
Realty Income Corp. REIT	533,774	28,391,439
Essex Property Trust, Inc. REIT	121,430	28,290,762
Franklin Resources, Inc.	664,135	28,165,965
Apartment Investment & Management Co. — Class A REIT	672,266	28,127,609
Duke Realty Corp. REIT	1,062,954	28,072,615
Principal Financial Group, Inc.	413,417	27,946,989
Equity Residential REIT	450,793	27,773,357
UDR, Inc. REIT	760,107	27,766,709
AvalonBay Communities, Inc. REIT	162,802	27,741,461
Vornado Realty Trust REIT	385,332	27,620,598
Regency Centers Corp. REIT	438,987	27,616,673
Public Storage REIT	140,695	27,542,453
Federal Realty Investment Trust REIT[1]	227,693	27,505,314
Unum Group	516,033	27,447,795
Mid-America Apartment Communities, Inc. REIT	287,658	27,433,943
Assurant, Inc.	299,268	27,377,037
Welltower, Inc. REIT	447,323	26,825,960
HCP, Inc. REIT	1,107,811	26,676,089

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 19.4% (continued)
MetLife, Inc.	551,841	$26,526,997
Ventas, Inc. REIT	468,594	26,227,206
Iron Mountain, Inc. REIT	739,460	25,903,284
Kimco Realty Corp. REIT	1,622,054	25,806,879
Total Financial		3,032,190,204
Consumer, Cyclical - 14.5%
Kohl's Corp.[1]	597,118	38,675,333
Target Corp.	484,406	36,437,019
Lowe's Companies, Inc.	347,291	36,371,787
WW Grainger, Inc.[1]	132,783	35,806,263
Advance Auto Parts, Inc.	296,389	34,674,549
Best Buy Company, Inc.	466,046	34,049,321
PVH Corp.	219,112	33,979,888
Marriott International, Inc. — Class A	229,912	33,875,234
Tractor Supply Co.	439,404	33,504,555
Ralph Lauren Corp. — Class A	290,518	33,209,112
Tiffany & Co.	310,511	33,115,998
Aptiv plc	348,898	33,103,442
Tapestry, Inc.	703,566	33,095,745
Nike, Inc. — Class B	483,968	33,016,297
Darden Restaurants, Inc.	344,084	32,980,450
VF Corp.	405,362	32,891,073
Walmart, Inc.	307,959	32,828,429
Dollar General Corp.	317,696	32,760,812
Norwegian Cruise Line Holdings Ltd.*	539,101	32,744,994
MGM Resorts International	896,119	32,663,538
Wyndham Worldwide Corp.	263,006	32,646,935
Genuine Parts Co.	313,470	32,622,823
Goodyear Tire & Rubber Co.	936,481	32,608,268
Home Depot, Inc.	162,106	32,567,095
Foot Locker, Inc.	661,158	32,495,916
Hilton Worldwide Holdings, Inc.	379,345	32,490,899
TJX Companies, Inc.	401,550	32,252,496
Nordstrom, Inc.[1]	649,468	32,025,267
CVS Health Corp.	406,805	32,011,485
Ross Stores, Inc.	385,843	31,789,605
Carnival Corp.	443,380	31,750,442
Michael Kors Holdings Ltd.*	481,056	31,749,696
Whirlpool Corp.	174,817	31,715,300
United Continental Holdings, Inc.*,1	466,833	31,660,613
Royal Caribbean Cruises Ltd.	236,898	31,637,728
American Airlines Group, Inc.	581,479	31,585,939
Delta Air Lines, Inc.	554,941	31,504,001
AutoZone, Inc.*	41,091	31,452,695
Dollar Tree, Inc.*	273,002	31,395,230
CarMax, Inc.*,1	439,644	31,377,392
Mattel, Inc.[1]	1,976,780	31,312,195
O'Reilly Automotive, Inc.*	118,153	31,273,918
Walgreens Boots Alliance, Inc.	414,630	31,205,054
Hanesbrands, Inc.[1]	1,432,951	31,123,696
BorgWarner, Inc.[1]	551,841	31,046,575
LKQ Corp.*	737,623	31,002,295
Wynn Resorts Ltd.	186,346	30,857,034
Costco Wholesale Corp.	157,741	30,738,989
PACCAR, Inc.	412,212	30,734,527
Hasbro, Inc.	324,724	30,709,149
Chipotle Mexican Grill, Inc. —Class A*,1	93,907	30,497,237
Fastenal Co.	551,634	30,317,805
Yum! Brands, Inc.	356,057	30,118,862
Lennar Corp. — Class A	478,157	29,961,318
General Motors Co.	706,024	29,942,478
Macy's, Inc.[1]	1,149,893	29,839,723
Leggett & Platt, Inc.[1]	640,755	29,801,515
Mohawk Industries, Inc.*	105,730	29,716,474
Signet Jewelers Ltd.[1]	557,434	29,488,259
Gap, Inc.[1]	885,851	29,445,687
Ulta Beauty, Inc.*,1	132,120	29,343,852
McDonald's Corp.	171,333	29,321,930
Starbucks Corp.	506,171	28,755,575
DR Horton, Inc.	584,224	28,656,187
Southwest Airlines Co.	468,446	28,481,517
Harley-Davidson, Inc.[1]	579,556	28,085,284
Alaska Air Group, Inc.	425,387	27,960,688
PulteGroup, Inc.	870,011	27,692,450
L Brands, Inc.[1]	517,934	25,943,314
Ford Motor Co.	2,352,687	25,808,976
Newell Brands, Inc.	958,245	25,335,998
Under Armour, Inc. —Class A*,1	1,145,536	15,877,129
Under Armour, Inc. —Class C*,1	1,152,875	14,814,444
Total Consumer, Cyclical		2,264,333,798
Industrial - 13.9%
Boeing Co.	103,983	36,848,455
Arconic, Inc.	1,214,901	36,519,924
Fluor Corp.	590,104	35,819,313
TransDigm Group, Inc.[1]	108,262	34,309,310
Caterpillar, Inc.	206,660	33,640,115
Stericycle, Inc.*,1	445,593	33,579,888
PerkinElmer, Inc.	418,586	33,553,854
United Technologies Corp.	242,109	33,413,463
Lockheed Martin Corp.	93,930	33,331,061
Northrop Grumman Corp.	97,060	33,051,842
Harris Corp.	207,097	33,007,120
Raytheon Co.	157,741	32,958,405
General Dynamics Corp.	147,539	32,824,477
FLIR Systems, Inc.	640,944	32,822,742
Cummins, Inc.	174,003	32,712,564
Deere & Co.	196,152	32,643,616
L3 Technologies, Inc.	153,389	32,589,027
FedEx Corp.	123,511	32,419,168
Agilent Technologies, Inc.	440,295	32,330,862
Eaton Corporation plc	383,838	32,230,877
Emerson Electric Co.	445,785	32,199,050
TE Connectivity Ltd.[1]	313,569	32,150,229
Mettler-Toledo International, Inc.*	47,601	32,143,051
Waters Corp.*	148,856	32,094,842
Ingersoll-Rand plc	338,626	32,044,178
Dover Corp.	300,872	31,955,615
Roper Technologies, Inc.	113,846	31,944,049
J.B. Hunt Transport Services, Inc.	264,270	31,931,744

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 13.9% (continued)
Flowserve Corp.[1]	704,183	$31,913,573
Vulcan Materials Co.	235,676	31,910,530
AO Smith Corp.	476,814	31,841,639
Norfolk Southern Corp.	210,670	31,785,889
Textron, Inc.	540,973	31,738,886
Martin Marietta Materials, Inc.	138,877	31,687,565
United Parcel Service, Inc. — Class B	248,695	31,663,847
AMETEK, Inc.	413,535	31,552,721
Packaging Corporation of America	250,688	31,493,933
Xylem, Inc.	435,057	31,437,219
Republic Services, Inc. — Class A	455,440	31,334,272
3M Co.	124,574	31,205,787
Huntington Ingalls Industries, Inc.	130,692	31,044,578
Johnson Controls International plc	793,024	31,031,029
Waste Management, Inc.	350,804	31,021,598
Masco Corp.	694,453	31,014,271
Allegion plc	359,778	30,980,484
Parker-Hannifin Corp.	153,724	30,963,088
Illinois Tool Works, Inc.	178,183	30,945,042
Fortune Brands Home & Security, Inc.	434,865	30,844,974
Honeywell International, Inc.	193,062	30,826,210
Amphenol Corp. — Class A	332,071	30,806,227
Union Pacific Corp.	230,292	30,743,982
CH Robinson Worldwide, Inc.[1]	335,674	30,700,744
WestRock Co.	460,530	30,685,114
Fortive Corp.	402,585	30,604,512
Rockwell Collins, Inc.	220,384	30,520,980
Rockwell Automation, Inc.	153,828	30,348,726
Pentair plc	424,109	30,323,794
Jacobs Engineering Group, Inc.	433,024	30,077,847
Kansas City Southern	265,492	30,035,110
Garmin Ltd.	476,429	29,986,442
Expeditors International of Washington, Inc.	460,234	29,892,198
CSX Corp.	525,453	29,829,967
Snap-on, Inc.[1]	172,294	29,515,685
Stanley Black & Decker, Inc.	176,933	29,411,573
Sealed Air Corp.	620,774	29,393,649
Ball Corp.[1]	749,180	28,678,610
Corning, Inc.	917,065	28,630,769
General Electric Co.	1,675,175	27,087,580
Acuity Brands, Inc.[1]	172,827	26,691,402
Total Industrial		2,179,270,887
Technology - 9.5%
Advanced Micro Devices, Inc.*,1	2,990,663	41,091,710
Seagate Technology plc[1]	734,154	40,525,301
NVIDIA Corp.	155,245	38,159,220
Electronic Arts, Inc.*	281,813	35,778,979
Activision Blizzard, Inc.	476,247	35,304,190
Akamai Technologies, Inc.*	526,219	35,251,411
Xerox Corp.	1,002,613	34,219,182
Adobe Systems, Inc.*	171,287	34,216,291
Hewlett Packard Enterprise Co.	2,073,321	34,002,463
CSRA, Inc.	1,016,871	33,841,467
Microsoft Corp.	353,303	33,567,318
Texas Instruments, Inc.	303,313	33,264,336
Intel Corp.	684,369	32,945,524
HP, Inc.	1,411,136	32,907,692
ANSYS, Inc.*	203,470	32,890,926
salesforce.com, Inc.*	287,444	32,742,746
Western Digital Corp.	364,135	32,400,732
Microchip Technology, Inc.[1]	340,154	32,389,464
Cognizant Technology Solutions Corp. — Class A	413,076	32,211,666
Intuit, Inc.	191,116	32,088,376
Autodesk, Inc.*	277,463	32,080,272
Analog Devices, Inc.	347,673	31,944,195
CA, Inc.	886,125	31,767,582
Fiserv, Inc.*	225,223	31,720,408
Fidelity National Information Services, Inc.	309,506	31,681,034
Accenture plc — Class A	197,079	31,670,595
Xilinx, Inc.	432,845	31,606,342
QUALCOMM, Inc.	461,817	31,519,010
International Business Machines Corp.	192,072	31,442,186
Citrix Systems, Inc.*	338,700	31,417,812
Qorvo, Inc.*,1	437,047	31,366,863
KLA-Tencor Corp.	285,313	31,327,367
NetApp, Inc.	509,211	31,316,477
Red Hat, Inc.*	236,773	31,107,237
Applied Materials, Inc.	576,841	30,935,983
Oracle Corp.	598,126	30,857,320
DXC Technology Co.	309,254	30,786,236
Cadence Design Systems, Inc.*	681,062	30,552,441
Lam Research Corp.[1]	159,455	30,538,822
Synopsys, Inc.*	327,780	30,355,706
Micron Technology, Inc.*	686,582	30,017,365
Skyworks Solutions, Inc.	308,124	29,952,734
Paychex, Inc.	429,893	29,340,197
Apple, Inc.	175,157	29,326,537
Cerner Corp.*	421,290	29,123,778
Broadcom Ltd.	114,128	28,307,168
Total Technology		1,491,860,661
Energy - 6.6%
Anadarko Petroleum Corp.	620,361	37,252,677
Helmerich & Payne, Inc.	512,476	36,913,646
Halliburton Co.	675,779	36,289,332
Marathon Oil Corp.	1,962,263	35,693,564
TechnipFMC plc	1,086,957	35,282,624
Pioneer Natural Resources Co.	190,693	34,879,657
Schlumberger Ltd.	467,880	34,426,610
EOG Resources, Inc.	296,155	34,057,825
ConocoPhillips	576,518	33,905,024
Noble Energy, Inc.	1,103,550	33,680,346
National Oilwell Varco, Inc.[1]	911,441	33,431,656
Concho Resources, Inc.*,1	212,052	33,385,467
ONEOK, Inc.	560,870	33,012,809
Hess Corp.[1]	653,573	33,011,972
Apache Corp.[1]	730,503	32,777,670

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Energy - 6.6% (continued)
Williams Companies, Inc.	1,041,383	$32,689,012
Valero Energy Corp.	339,419	32,574,042
Occidental Petroleum Corp.	431,725	32,366,423
Devon Energy Corp.	781,376	32,325,525
Newfield Exploration Co.*	1,011,632	32,028,269
Marathon Petroleum Corp.	459,200	31,808,784
Baker Hughes a GE Co.[1]	982,538	31,588,597
Exxon Mobil Corp.	358,905	31,332,407
Chevron Corp.	247,381	31,009,208
Phillips 66	298,008	30,516,019
Kinder Morgan, Inc.	1,667,638	29,984,131
Cimarex Energy Co.	265,714	29,813,111
Andeavor	267,172	28,897,324
Equities Corp.	526,198	28,567,289
Chesapeake Energy Corp.*,1	8,079,754	28,279,139
Cabot Oil & Gas Corp. — Class A	1,069,095	28,170,653
Range Resources Corp.[1]	1,844,991	26,291,122
Total Energy		1,036,241,934
Communications - 6.2%
Netflix, Inc.*	157,653	42,613,606
Amazon.com, Inc.*	25,532	37,044,123
CenturyLink, Inc.	2,026,629	36,094,262
Charter Communications, Inc. —Class A*	91,422	34,488,949
Viacom, Inc. — Class B	1,015,094	33,924,442
Comcast Corp. — Class A	783,472	33,321,064
Priceline Group, Inc.*	17,238	32,959,918
Cisco Systems, Inc.	790,558	32,839,779
Expedia, Inc.[1]	252,397	32,309,340
F5 Networks, Inc.*	223,499	32,304,545
Interpublic Group of Companies, Inc.[1]	1,467,220	32,117,445
eBay, Inc.*	787,970	31,975,823
Scripps Networks Interactive, Inc. — Class A	362,449	31,891,888
Motorola Solutions, Inc.	320,648	31,891,650
Verizon Communications, Inc.	580,680	31,397,368
Time Warner, Inc.	327,055	31,184,695
Facebook, Inc. —Class A*	165,739	30,974,962
Omnicom Group, Inc.[1]	403,747	30,947,208
Walt Disney Co.	284,632	30,930,959
AT&T, Inc.	807,708	30,248,665
VeriSign, Inc.*,1	262,585	30,176,268
TripAdvisor, Inc.*,1	859,927	29,813,669
CBS Corp. — Class B	516,210	29,738,858
Symantec Corp.	1,060,298	28,871,915
DISH Network Corp. —Class A*	610,555	28,635,030
Juniper Networks, Inc.	1,045,361	27,336,190
Twenty-First Century Fox, Inc. — Class A	630,450	23,263,605
News Corp. — Class A	1,354,482	23,175,187
Discovery Communications, Inc. —Class C*,1	891,133	21,262,433
Discovery Communications, Inc. —Class A*,1	674,996	16,922,150
Alphabet, Inc. —Class C*	14,301	16,731,312
Alphabet, Inc. —Class A*	14,123	16,696,493
Twenty-First Century Fox, Inc. — Class B	263,058	9,598,986
News Corp. — Class B	431,572	7,530,931
Total Communications		971,213,718
Utilities - 4.9%
AES Corp.	2,757,185	31,873,058
FirstEnergy Corp.	903,651	29,730,118
Public Service Enterprise Group, Inc.	571,292	29,632,916
NextEra Energy, Inc.	186,551	29,553,409
CenterPoint Energy, Inc.	1,026,199	28,918,288
Eversource Energy	454,877	28,698,190
Exelon Corp.	722,716	27,831,793
Entergy Corp.	353,016	27,778,829
WEC Energy Group, Inc.[1]	430,205	27,662,182
PPL Corp.	859,927	27,405,873
NRG Energy, Inc.	1,050,170	27,314,922
Sempra Energy	254,232	27,207,908
DTE Energy Co.	256,873	27,136,064
Dominion Energy, Inc.[1]	353,682	27,035,452
NiSource, Inc.	1,093,110	26,977,955
American Water Works Company, Inc.	324,162	26,960,554
Consolidated Edison, Inc.	333,639	26,811,230
CMS Energy Corp.	594,893	26,621,462
Ameren Corp.	469,489	26,587,162
American Electric Power Company, Inc.	385,630	26,523,631
Duke Energy Corp.	336,931	26,449,084
Xcel Energy, Inc.[1]	579,438	26,445,550
SCANA Corp.	648,043	26,336,468
Alliant Energy Corp.	660,147	26,240,843
Southern Co.	581,021	26,209,857
Pinnacle West Capital Corp.	326,907	26,136,215
Edison International	413,195	25,837,083
PG&E Corp.	554,941	23,546,147
Total Utilities		765,462,243
Basic Materials - 3.5%
Freeport-McMoRan, Inc.*	1,985,760	38,722,320
Mosaic Co.	1,258,767	34,364,339
Newmont Mining Corp.	839,870	34,023,134
LyondellBasell Industries N.V. — Class A	277,519	33,257,876
Nucor Corp.	494,137	33,087,414
International Paper Co.	522,461	32,841,898
CF Industries Holdings, Inc.	755,661	32,070,253
Eastman Chemical Co.	321,831	31,919,198
DowDuPont, Inc.	419,439	31,701,200
Praxair, Inc.	195,940	31,642,351
Air Products & Chemicals, Inc.	184,354	31,039,683
Monsanto Co.	252,915	30,805,047
FMC Corp.	334,039	30,507,782
PPG Industries, Inc.	255,926	30,386,094
Sherwin-Williams Co.	72,719	30,331,822
International Flavors & Fragrances, Inc.	193,846	29,135,054
Albemarle Corp.	227,146	25,347,222
Total Basic Materials		541,182,687

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Diversified - 0.2%
Leucadia National Corp.	1,136,680	$30,769,928
Total Common Stocks
(Cost $12,159,275,538)		15,627,284,480
MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[2]	9,216,279	9,216,279
Total Money Market Fund
(Cost $9,216,279)		9,216,279

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 2.5%
Repurchase Agreements
Nomura Securities International, Inc. issued 01/31/18 at 1.36% due 02/01/18	$89,727,338	89,727,338
Daiwa Capital Markets America issued 01/31/18 at 1.35% due 02/01/18	89,727,338	89,727,338
Cantor Fitzgerald Securities issued 01/31/18 at 1.35% due 02/01/18	89,727,338	89,727,338
State of Wisconsin Investment Board issued 01/31/18 at 1.59% due 02/01/18	89,700,000	89,700,000
J.P. Morgan Securities, LLC issued 01/31/18 at 1.37% due 02/01/18	17,153,228	17,153,228
Citibank issued 01/31/18 at 1.32% due 02/01/18	9,458,454	9,458,454
Total Securities Lending Collateral
(Cost $385,493,696)		385,493,696
Total Investments - 102.4%
(Cost $12,553,985,513)		$16,021,994,455
Other Assets & Liabilities, net - (2.4)%		(378,031,430)
Total Net Assets - 100.0%		$15,643,963,025

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at January 31, 2018 — See Note 4.
[2]	Rate indicated is the 7 day yield as of January 31, 2018.
[3]	Securities lending collateral — See Note 4. plc —Public Limited Company REIT —Real Estate Investment Trust See Sector Classification in Other Information section.

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,627,284,480	$—	$—	$15,627,284,480
Money Market Fund	9,216,279	—	—	9,216,279
Securities Lending Collateral	—	385,493,696	—	385,493,696
Total Assets	$15,636,500,759	$385,493,696	$—	$16,021,994,455

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Financials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8%
Insurance - 34.7%
Travelers Companies, Inc.	47,026	$7,050,138
Berkshire Hathaway, Inc. —Class B*	32,020	6,864,447
Everest Re Group Ltd.	29,626	6,808,055
American International Group, Inc.	105,695	6,756,025
Brighthouse Financial, Inc.*	104,481	6,713,949
Hartford Financial Services Group, Inc.	114,008	6,699,110
Lincoln National Corp.	80,082	6,630,790
Chubb Ltd.	41,914	6,544,871
Arthur J Gallagher & Co.	95,753	6,541,845
Loews Corp.	126,206	6,518,540
Cincinnati Financial Corp.	84,538	6,500,972
Willis Towers Watson plc	40,461	6,492,777
Aon plc	45,419	6,457,219
Prudential Financial, Inc.	53,692	6,379,683
Torchmark Corp.	69,923	6,352,505
Aflac, Inc.	71,348	6,292,894
XL Group Ltd.	170,597	6,284,793
Marsh & McLennan Companies, Inc.	74,760	6,243,955
Progressive Corp.	114,383	6,188,120
Allstate Corp.	61,366	6,061,120
Principal Financial Group, Inc.	87,652	5,925,275
Unum Group	109,407	5,819,358
Assurant, Inc.	63,452	5,804,589
MetLife, Inc.	117,002	5,624,286
Total Insurance		153,555,316
Banks - 34.0%
State Street Corp.	64,397	7,094,617
Regions Financial Corp.	368,267	7,081,774
Comerica, Inc.	73,654	7,013,333
M&T Bank Corp.	36,627	6,987,699
Wells Fargo & Co.	106,054	6,976,232
BB&T Corp.	126,278	6,969,283
Bank of America Corp.	216,520	6,928,641
Citizens Financial Group, Inc.	150,692	6,916,763
PNC Financial Services Group, Inc.	43,741	6,911,953
JPMorgan Chase & Co.	59,375	6,867,906
Fifth Third Bancorp	207,109	6,855,308
Huntington Bancshares, Inc.	423,575	6,853,444
Capital One Financial Corp.	65,663	6,826,325
SunTrust Banks, Inc.	96,471	6,820,500
Northern Trust Corp.	64,357	6,782,584
KeyCorp	316,240	6,767,536
Goldman Sachs Group, Inc.	25,122	6,729,933
Morgan Stanley	118,926	6,725,265
Zions Bancorporation	123,498	6,672,597
Bank of New York Mellon Corp.	115,051	6,523,392
Citigroup, Inc.	83,078	6,519,961
U.S. Bancorp	113,619	6,492,190
Total Banks		150,317,236
Diversified Financial Services - 25.1%
Navient Corp.	492,946	7,024,480
BlackRock, Inc. — Class A	12,201	6,854,521
T. Rowe Price Group, Inc.	61,214	6,833,319
Discover Financial Services	85,228	6,801,194
Raymond James Financial, Inc.	70,283	6,774,579
Cboe Global Markets, Inc.	50,212	6,747,991
Synchrony Financial	167,732	6,655,606
E*TRADE Financial Corp.*	124,847	6,579,437
Intercontinental Exchange, Inc.	88,676	6,547,836
Charles Schwab Corp.	122,398	6,528,709
Nasdaq, Inc.	79,841	6,459,935
American Express Co.	63,822	6,343,907
CME Group, Inc. — Class A	41,155	6,316,469
Affiliated Managers Group, Inc.	31,378	6,263,990
Ameriprise Financial, Inc.	37,029	6,246,792
Invesco Ltd.	166,974	6,032,771
Franklin Resources, Inc.	140,809	5,971,710
Total Diversified Financial Services		110,983,246
Commercial Services - 3.0%
Moody's Corp.	41,274	6,677,721
S&P Global, Inc.	36,734	6,652,527
Total Commercial Services		13,330,248
Savings & Loans - 1.5%
People's United Financial, Inc.	333,865	6,567,125
Holding Companies-Diversified - 1.5%
Leucadia National Corp.	240,996	6,523,762
Total Common Stocks
(Cost $381,066,029)		441,276,933

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[1]	436,460	436,460
Total Money Market Fund
(Cost $436,460)		436,460
Total Investments - 99.9%
(Cost $381,502,489)		$441,713,393
Other Assets & Liabilities, net - 0.1%		246,766
Total Net Assets - 100.0%		$441,960,159

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of January 31, 2018. plc — Public Limited Company See Sector Classification in Other Information section.

Guggenheim S&P 500® Equal Weight Financials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$441,276,933	$—	$—	$441,276,933
Money Market Fund	436,460	—	—	436,460
Total Assets	$441,713,393	$—	$—	$441,713,393

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Health Care ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.9%
Healthcare-Products - 33.2%
Thermo Fisher Scientific, Inc.	57,573	$12,902,685
ResMed, Inc.	125,296	12,628,584
IDEXX Laboratories, Inc.*	67,394	12,605,374
Varian Medical Systems, Inc.*,1	96,640	12,321,600
Abbott Laboratories	198,058	12,311,285
Intuitive Surgical, Inc.*	28,505	12,304,754
Baxter International, Inc.	168,957	12,169,973
Zimmer Biomet Holdings, Inc.	95,444	12,132,841
Henry Schein, Inc.*,1	159,380	12,061,878
Becton Dickinson and Co.	49,261	11,967,467
Align Technology, Inc.*	45,387	11,891,394
Danaher Corp.	116,136	11,762,254
Boston Scientific Corp.*	419,940	11,741,522
Stryker Corp.	71,224	11,707,801
Cooper Companies, Inc.	47,762	11,685,929
Edwards Lifesciences Corp.*	91,684	11,605,361
Medtronic plc	133,488	11,465,284
Patterson Companies, Inc.[1]	305,098	10,949,967
Hologic, Inc.*	253,498	10,824,365
Dentsply Sirona, Inc.	166,744	10,139,703
Total Healthcare-Products		237,180,021
Pharmaceuticals - 23.0%
Cardinal Health, Inc.	183,762	13,192,274
AbbVie, Inc.	112,786	12,656,845
Express Scripts Holding Co.*	158,795	12,573,388
AmerisourceBergen Corp. —Class A1	124,821	12,440,909
Mylan N.V.*	279,850	11,991,572
McKesson Corp.	70,927	11,978,152
Allergan plc	64,488	11,624,607
Zoetis, Inc.	150,555	11,552,085
Merck & Company, Inc.	194,740	11,538,345
Perrigo Company plc	126,422	11,456,362
Pfizer, Inc.	302,793	11,215,453
Bristol-Myers Squibb Co.	173,373	10,853,150
Johnson & Johnson	76,971	10,636,622
Eli Lilly & Co.	125,178	10,195,748
Total Pharmaceuticals		163,905,512
Healthcare-Services - 21.4%
HCA Healthcare, Inc.	127,553	12,903,261
DaVita, Inc.*	159,823	12,472,587
Envision Healthcare Corp.*	337,444	12,144,610
Laboratory Corporation of America Holdings*	69,255	12,084,998
Anthem, Inc.	48,125	11,927,781
Humana, Inc.	42,190	11,890,408
Quest Diagnostics, Inc.	111,460	11,794,697
Universal Health Services, Inc. — Class B	97,003	11,785,865
Centene Corp.*	106,785	11,451,623
UnitedHealth Group, Inc.	48,331	11,443,814
Aetna, Inc.	59,223	11,064,041
IQVIA Holdings, Inc.*	106,775	10,911,337
Cigna Corp.	51,539	10,738,151
Total Healthcare-Services		152,613,173
Biotechnology - 14.2%
Vertex Pharmaceuticals, Inc.*	75,353	12,574,154
Gilead Sciences, Inc.	145,804	12,218,375
Illumina, Inc.*	49,722	11,567,326
Biogen, Inc.*	33,218	11,553,553
Amgen, Inc.	61,690	11,477,425
Alexion Pharmaceuticals, Inc.*	94,546	11,281,229
Regeneron Pharmaceuticals, Inc.*	28,419	10,419,826
Celgene Corp.*	102,002	10,318,522
Incyte Corp.*	112,050	10,116,995
Total Biotechnology		101,527,405
Electronics - 6.6%
PerkinElmer, Inc.	152,356	12,212,857
Agilent Technologies, Inc.	160,609	11,793,519
Mettler-Toledo International, Inc.*	17,364	11,725,215
Waters Corp.*	54,299	11,707,407
Total Electronics		47,438,998
Software - 1.5%
Cerner Corp.*	153,677	10,623,691
Total Common Stocks
(Cost $604,887,958)		713,288,800

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[2]	616,906	616,906
Total Money Market Fund
(Cost $616,906)		616,906
Total Investments - 100.0%
(Cost $605,504,864)		$713,905,706
Other Assets & Liabilities, net - 0.0%		(818)
Total Net Assets - 100.0%		$713,904,888

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	All or portion of this security is on loan at January 31, 2018 — See Note 4.
[2]	Rate indicated is the 7 day yield as of January 31, 2018. plc —Public Limited Company See Sector Classification in Other Information section.

Guggenheim S&P 500® Equal Weight Health Care ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$713,288,800	$—	$—	$713,288,800
Money Market Fund	616,906	—	—	616,906
Total Assets	$713,905,706	$—	$—	$713,905,706

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8%
Aerospace & Defense - 16.7%
Boeing Co.	13,934	$4,937,792
Arconic, Inc.	162,787	4,893,377
TransDigm Group, Inc.[1]	14,506	4,597,096
United Technologies Corp.	32,435	4,476,354
Lockheed Martin Corp.	12,610	4,474,659
Northrop Grumman Corp.	13,031	4,437,446
Harris Corp.	27,805	4,431,561
Raytheon Co.	21,182	4,425,767
General Dynamics Corp.	19,811	4,407,551
L3 Technologies, Inc.	20,548	4,365,628
Rockwell Collins, Inc.	29,589	4,097,781
Total Aerospace & Defense		49,545,012
Miscellaneous Manufacturing - 14.1%
Eaton Corporation plc	51,539	4,327,729
Ingersoll-Rand plc	45,469	4,302,731
Dover Corp.	40,397	4,290,565
AO Smith Corp.	64,025	4,275,590
Textron, Inc.	72,638	4,261,671
3M Co.	16,727	4,190,114
Parker-Hannifin Corp.	20,640	4,157,309
Illinois Tool Works, Inc.	23,925	4,155,055
Pentair plc	56,947	4,071,711
General Electric Co.	224,930	3,637,118
Total Miscellaneous Manufacturing		41,669,593
Transportation - 12.6%
FedEx Corp.	16,547	4,343,257
J.B. Hunt Transport Services, Inc.	35,407	4,278,228
Norfolk Southern Corp.	28,288	4,268,093
United Parcel Service, Inc. — Class B	33,319	4,242,175
CH Robinson Worldwide, Inc.[1]	45,072	4,122,285
Union Pacific Corp.	30,854	4,119,009
Kansas City Southern	35,650	4,033,085
Expeditors International of Washington, Inc.	61,792	4,013,390
CSX Corp.	70,556	4,005,464
Total Transportation		37,424,986
Commercial Services - 11.2%
United Rentals, Inc.*	24,290	4,399,162
Equifax, Inc.[1]	33,930	4,238,875
Robert Half International, Inc.	72,853	4,216,732
Cintas Corp.	25,026	4,215,630
IHS Markit Ltd.*	87,376	4,170,456
Verisk Analytics, Inc. —Class A*,1	41,426	4,144,671
Nielsen Holdings plc	104,966	3,926,778
Quanta Services, Inc.*	101,101	3,891,377
Total Commercial Services		33,203,681
Machinery-Diversified - 8.6%
Cummins, Inc.	23,312	4,382,656
Deere & Co.	26,279	4,373,351
Roper Technologies, Inc.	15,286	4,289,099
Flowserve Corp.[1]	94,553	4,285,142
Xylem, Inc.	58,414	4,220,996
Rockwell Automation, Inc.	20,656	4,075,222
Total Machinery-Diversified		25,626,466
Airlines - 6.8%
United Continental Holdings, Inc.*	62,683	4,251,161
American Airlines Group, Inc.	78,079	4,241,251
Delta Air Lines, Inc.	74,515	4,230,217
Southwest Airlines Co.	62,902	3,824,442
Alaska Air Group, Inc.	57,120	3,754,498
Total Airlines		20,301,569
Environmental Control - 4.3%
Stericycle, Inc.*,1	59,830	4,508,789
Republic Services, Inc. — Class A	61,155	4,207,464
Waste Management, Inc.	47,105	4,165,495
Total Environmental Control		12,881,748
Building Materials - 4.2%
Johnson Controls International plc	106,482	4,166,641
Masco Corp.	93,244	4,164,277
Fortune Brands Home & Security, Inc.	58,392	4,141,745
Total Building Materials		12,472,663
Electronics - 4.2%
Allegion plc	48,306	4,159,630
Honeywell International, Inc.	25,920	4,138,646
Fortive Corp.	54,059	4,109,565
Total Electronics		12,407,841
Electrical Components & Equipment - 4.1%
Emerson Electric Co.	59,857	4,323,472
AMETEK, Inc.	55,528	4,236,786
Acuity Brands, Inc.[1]	23,207	3,584,089
Total Electrical Components & Equipment		12,144,347
Distribution & Wholesale - 3.0%
WW Grainger, Inc.[1]	17,791	4,797,521
Fastenal Co.	74,070	4,070,887
Total Distribution & Wholesale		8,868,408
Engineering & Construction - 3.0%
Fluor Corp.	79,070	4,799,549
Jacobs Engineering Group, Inc.	58,146	4,038,821
Total Engineering & Construction		8,838,370
Hand & Machine Tools - 2.7%
Snap-on, Inc.[1]	23,133	3,962,914
Stanley Black & Decker, Inc.	23,759	3,949,459
Total Hand & Machine Tools		7,912,373
Machinery-Construction & Mining - 1.5%
Caterpillar, Inc.	27,689	4,507,215
Auto Manufacturers - 1.4%
PACCAR, Inc.	55,349	4,126,821
Shipbuilding - 1.4%
Huntington Ingalls Industries, Inc.	17,246	4,096,615
Total Common Stocks
(Cost $266,770,069)		296,027,708

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[2]	418,149	$418,149
Total Money Market Fund
(Cost $418,149)		418,149

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 0.9%
Repurchase Agreements
Nomura Securities International, Inc. issued 01/31/18 at 1.36% due 02/01/18	$595,930	595,930
Jefferies LLC issued 01/31/18 at 1.46% due 02/01/18	595,930	595,930
Daiwa Capital Markets America issued 01/31/18 at 1.35% due 02/01/18	595,930	595,930
HSBC Securities (USA), Inc. issued 01/31/18 at 1.33% due 02/01/18	595,900	595,900
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 01/31/18 at 1.34% due 02/01/18	176,555	176,555
Total Securities Lending Collateral
(Cost $2,560,245)		2,560,245
Total Investments - 100.8%
(Cost $269,748,463)		$299,006,102
Other Assets & Liabilities, net - (0.8)%		(2,517,930)
Total Net Assets - 100.0%		$296,488,172

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at January 31, 2018 — See Note 4.
[2]	Rate indicated is the 7 day yield as of January 31, 2018.
[3]	Securities lending collateral — See Note 4. plc —Public Limited Company See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$296,027,708	$—	$—	$296,027,708
Money Market Fund	418,149	—	—	418,149
Securities Lending Collateral	—	2,560,245	—	2,560,245
Total Assets	$296,445,857	$2,560,245	$—	$299,006,102

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Materials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.9%
Chemicals - 51.1%
Mosaic Co.	471,532	$12,872,823
LyondellBasell Industries N.V. — Class A	103,957	12,458,208
CF Industries Holdings, Inc.	283,683	12,039,507
Eastman Chemical Co.	120,823	11,983,225
DowDuPont, Inc.	157,461	11,900,902
Praxair, Inc.	73,558	11,878,882
Air Products & Chemicals, Inc.	69,214	11,653,561
Monsanto Co.	94,949	11,564,788
FMC Corp.	125,406	11,453,330
PPG Industries, Inc.	96,077	11,407,222
Sherwin-Williams Co.	27,242	11,362,911
International Flavors & Fragrances, Inc.	72,780	10,938,834
Albemarle Corp.	85,275	9,515,837
Total Chemicals		151,030,030
Packaging & Containers - 15.3%
Packaging Corporation of America	94,106	11,822,537
WestRock Co.	172,888	11,519,527
Sealed Air Corp.	233,048	11,034,823
Ball Corp.	281,259	10,766,595
Total Packaging & Containers		45,143,482
Mining - 9.2%
Freeport-McMoRan, Inc.*	743,972	14,507,454
Newmont Mining Corp.	314,622	12,745,337
Total Mining		27,252,791
Building Materials - 8.1%
Vulcan Materials Co.	88,479	11,980,056
Martin Marietta Materials, Inc.	52,016	11,868,491
Total Building Materials		23,848,547
Iron & Steel - 4.2%
Nucor Corp.	185,104	12,394,564
Forest Products & Paper - 4.1%
International Paper Co.	195,705	12,302,016
Household Products & Housewares - 4.1%
Avery Dennison Corp.	97,922	12,013,071
Commercial Services - 3.8%
Ecolab, Inc.	82,302	11,331,339
Total Common Stocks
(Cost $275,210,280)		295,315,840

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[1]	296,621	296,621
Total Money Market Fund
(Cost $296,621)		296,621
Total Investments - 100.0%
(Cost $275,506,901)		$295,612,461
Other Assets & Liabilities, net - 0.0%		(3,322)
Total Net Assets - 100.0%		$295,609,139

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of January 31, 2018. See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$295,315,840	$—	$—	$295,315,840
Money Market Fund	296,621	—	—	296,621
Total Assets	$295,612,461	$—	$—	$295,612,461

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.9%
REITs - 96.6%
Weyerhaeuser Co.	16,688	$626,468
SBA Communications Corp.*	3,580	624,710
Host Hotels & Resorts, Inc.	29,795	618,544
American Tower Corp. — Class A	4,150	612,955
Crown Castle International Corp.	5,401	609,071
Simon Property Group, Inc.	3,643	595,156
Equinix, Inc.	1,307	594,933
Alexandria Real Estate Equities, Inc.	4,547	589,746
Boston Properties, Inc.	4,744	586,880
Prologis, Inc.	8,939	582,018
GGP, Inc.	25,232	581,093
Macerich Co.	8,994	580,743
SL Green Realty Corp.	5,763	579,297
Digital Realty Trust, Inc.	5,151	576,654
Extra Space Storage, Inc.	6,853	572,088
Realty Income Corp.	10,641	565,995
Essex Property Trust, Inc.	2,421	564,045
Apartment Investment & Management Co. — Class A	13,398	560,572
Duke Realty Corp.	21,184	559,469
Equity Residential	8,985	553,566
UDR, Inc.	15,149	553,393
AvalonBay Communities, Inc.	3,244	552,778
Regency Centers Corp.	8,751	550,526
Vornado Realty Trust	7,679	550,431
Public Storage	2,805	549,107
Federal Realty Investment Trust	4,538	548,190
Mid-America Apartment Communities, Inc.	5,733	546,756
Welltower, Inc.	8,915	534,632
HCP, Inc.	22,077	531,614
Ventas, Inc.	9,341	522,816
Iron Mountain, Inc.	14,736	516,202
Kimco Realty Corp.	32,320	514,211
Total REITs		18,204,659
Real Estate - 3.3%
CBRE Group, Inc. —Class A*	13,556	619,374
Total Common Stocks
(Cost $19,767,812)		18,824,033

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[1]	25,986	25,986
Total Money Market Fund
(Cost $25,986)		25,986
Total Investments - 100.0%
(Cost $19,793,798)		$18,850,019
Other Assets & Liabilities, net - 0.0%		289
Total Net Assets - 100.0%		$18,850,308

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of January 31, 2018. REIT — Real Estate Investment Trust See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,824,033	$—	$—	$18,824,033
Money Market Fund	25,986	—	—	25,986
Total Assets	$18,850,019	$—	$—	$18,850,019

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.9%
Software - 26.9%
Electronic Arts, Inc.*	209,140	$26,552,414
Activision Blizzard, Inc.	352,658	26,142,538
Akamai Technologies, Inc.*	389,681	26,104,730
Adobe Systems, Inc.*	126,842	25,337,958
Microsoft Corp.	261,605	24,855,091
ANSYS, Inc.*	150,664	24,354,835
salesforce.com, Inc.*	212,839	24,244,490
Intuit, Inc.	141,834	23,813,929
Autodesk, Inc.*	205,451	23,754,245
CA, Inc.	657,618	23,575,605
Fiserv, Inc.*	167,141	23,540,138
Fidelity National Information Services, Inc.	229,691	23,511,171
Citrix Systems, Inc.*	251,358	23,315,968
Red Hat, Inc.*,1	175,720	23,086,094
Oracle Corp.	443,888	22,900,182
Cadence Design Systems, Inc.*	505,435	22,673,814
Synopsys, Inc.*	243,257	22,528,031
Paychex, Inc.	319,039	21,774,412
Total Software		432,065,645
Semiconductors - 22.4%
Advanced Micro Devices, Inc.*,1	2,214,996	30,434,045
NVIDIA Corp.	114,972	28,260,118
Texas Instruments, Inc.	224,608	24,632,759
Intel Corp.	507,891	24,449,873
Microchip Technology, Inc.[1]	251,873	23,983,347
Analog Devices, Inc.	257,444	23,653,955
Xilinx, Inc.	321,227	23,455,996
QUALCOMM, Inc.	342,728	23,391,186
Qorvo, Inc.*,1	324,342	23,278,025
KLA-Tencor Corp.	211,740	23,249,052
Applied Materials, Inc.	428,091	22,958,520
Lam Research Corp.	118,076	22,613,916
Micron Technology, Inc.*	509,532	22,276,739
Skyworks Solutions, Inc.	228,667	22,228,719
Broadcom Ltd.	84,699	21,007,893
Total Semiconductors		359,874,143
Computers - 16.6%
Seagate Technology plc[1]	543,756	30,015,331
Hewlett Packard Enterprise Co.	1,535,363	25,179,953
CSRA, Inc.	752,971	25,058,875
HP, Inc.	1,044,940	24,368,001
Western Digital Corp.	270,237	24,045,688
Cognizant Technology Solutions Corp. — Class A	306,551	23,904,847
Accenture plc — Class A	146,257	23,503,500
International Business Machines Corp.	142,220	23,281,414
NetApp, Inc.	377,901	23,240,912
DXC Technology Co.	229,504	22,847,123
Apple, Inc.	129,990	21,764,226
Total Computers		267,209,870
Commercial Services - 9.2%
PayPal Holdings, Inc.*	301,973	25,764,336
Total System Services, Inc.	287,497	25,546,983
Gartner, Inc.*	182,390	25,304,789
Global Payments, Inc.	221,558	24,765,753
Western Union Co.	1,135,478	23,606,588
Automatic Data Processing, Inc.	189,768	23,461,018
Total Commercial Services		148,449,467
Internet - 8.7%
F5 Networks, Inc.*	165,865	23,974,127
eBay, Inc.*	584,773	23,730,088
Facebook, Inc. —Class A*	122,998	22,987,096
VeriSign, Inc.*,1	194,872	22,394,690
Symantec Corp.	786,879	21,426,715
Alphabet, Inc. —Class C*	10,609	12,411,894
Alphabet, Inc. —Class A*	10,482	12,392,031
Total Internet		139,316,641
Electronics - 5.7%
FLIR Systems, Inc.	474,600	24,304,266
TE Connectivity Ltd.[1]	232,190	23,806,440
Amphenol Corp. — Class A	246,436	22,861,868
Corning, Inc.	680,582	21,247,770
Total Electronics		92,220,344
Diversified Financial Services - 4.6%
Mastercard, Inc. — Class A	146,885	24,823,564
Visa, Inc. —Class A1	195,521	24,289,574
Alliance Data Systems Corp.	94,463	24,244,874
Total Diversified Financial Services		73,358,012
Telecommunications - 4.2%
Cisco Systems, Inc.	585,400	24,317,516
Motorola Solutions, Inc.	237,959	23,667,402
Juniper Networks, Inc.	775,795	20,287,039
Total Telecommunications		68,271,957
Office & Business Equipment - 1.6%
Xerox Corp.	744,065	25,394,938
Total Common Stocks
(Cost $1,241,094,870)		1,606,161,017

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[2]	1,469,574	1,469,574
Total Money Market Fund
(Cost $1,469,574)		1,469,574

Guggenheim S&P 500® Equal Weight Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 2.1%
Repurchase Agreements
State of Wisconsin Investment Board issued 01/31/18 at 1.59% due 02/01/18	$7,969,500	$7,969,500
Nomura Securities International, Inc. issued 01/31/18 at 1.36% due 02/01/18	7,969,497	7,969,497
Daiwa Capital Markets America issued 01/31/18 at 1.35% due 02/01/18	7,969,497	7,969,497
Jefferies LLC issued 01/31/18 at 1.46% due 02/01/18	7,969,497	7,969,497
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 01/31/18 at 1.34% due 02/01/18	2,361,289	2,361,289
Total Securities Lending Collateral
(Cost $34,239,280)		34,239,280
Total Investments - 102.1%
(Cost $1,276,803,724)		$1,641,869,871
Other Assets & Liabilities, net - (2.1)%		(34,371,470)
Total Net Assets - 100.0%		$1,607,498,401

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at January 31, 2018 — See Note 4.
[2]	Rate indicated is the 7 day yield as of January 31, 2018.
[3]	Securities lending collateral — See Note 4. plc — Public Limited Company See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,606,161,017	$—	$—	$1,606,161,017
Money Market Fund	1,469,574	—	—	1,469,574
Securities Lending Collateral	—	34,239,280	—	34,239,280
Total Assets	$1,607,630,591	$34,239,280	$—	$1,641,869,871

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Utilities ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.9%
Electric - 79.2%
AES Corp.	455,307	$5,263,348
FirstEnergy Corp.	149,235	4,909,831
Public Service Enterprise Group, Inc.	94,346	4,893,727
NextEra Energy, Inc.	30,810	4,880,920
CenterPoint Energy, Inc.	169,473	4,775,750
Eversource Energy	75,122	4,739,447
Exelon Corp.	119,353	4,596,284
Entergy Corp.	58,297	4,587,391
WEC Energy Group, Inc.[1]	71,049	4,568,451
PPL Corp.	142,012	4,525,922
NRG Energy, Inc.	173,429	4,510,888
DTE Energy Co.	42,422	4,481,460
Dominion Energy, Inc.	58,409	4,464,784
Consolidated Edison, Inc.	55,103	4,428,077
CMS Energy Corp.	98,246	4,396,509
Ameren Corp.	77,532	4,390,637
American Electric Power Company, Inc.	63,685	4,380,254
Duke Energy Corp.	55,647	4,368,290
Xcel Energy, Inc.	95,690	4,367,292
SCANA Corp.	107,024	4,349,455
Alliant Energy Corp.	109,018	4,333,466
Southern Co.	95,954	4,328,485
Pinnacle West Capital Corp.	53,988	4,316,341
Edison International	68,236	4,266,797
PG&E Corp.	91,647	3,888,582
Total Electric		113,012,388
Telecommunications - 11.3%
CenturyLink, Inc.	333,962	5,947,863
Verizon Communications, Inc.	95,896	5,185,097
AT&T, Inc.	133,391	4,995,493
Total Telecommunications		16,128,453
Gas - 6.3%
Sempra Energy	41,985	4,493,234
NiSource, Inc.	180,520	4,455,234
Total Gas		8,948,468
Water - 3.1%
American Water Works Company, Inc.	53,533	4,452,340
Total Common Stocks
(Cost $149,639,240)		142,541,649

MONEY MARKET FUND† - 0.0%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[2]	58,031	58,031
Total Money Market Fund
(Cost $58,031)		58,031
Total Investments - 99.9%
(Cost $149,697,271)		$142,599,680
Other Assets & Liabilities, net - 0.1%		174,809
Total Net Assets - 100.0%		$142,774,489

†	Value determined based on Level 1 inputs — See Note 3.
[1]	All or portion of this security is on loan at January 31, 2018 — See Note 4.
[2]	Rate indicated is the 7 day yield as of January 31, 2018. See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$142,541,649	$—	$—	$142,541,649
Money Market Fund	58,031	—	—	58,031
Total Assets	$142,599,680	$—	$—	$142,599,680

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 100.0%
Consumer, Non-cyclical - 29.3%
Vertex Pharmaceuticals, Inc.*	256,949	$42,877,080
PayPal Holdings, Inc.*	481,705	41,099,070
Centene Corp.*	365,720	39,219,813
Align Technology, Inc.*	148,833	38,994,246
Total System Services, Inc.	416,073	36,972,246
Intuitive Surgical, Inc.*	69,038	29,801,634
AbbVie, Inc.	255,106	28,627,995
Illumina, Inc.*	112,272	26,118,958
UnitedHealth Group, Inc.	109,080	25,827,962
Hologic, Inc.*,1	552,182	23,578,172
Global Payments, Inc.	209,325	23,398,349
United Rentals, Inc.*	128,351	23,245,650
Edwards Lifesciences Corp.*	180,609	22,861,487
Moody's Corp.	129,322	20,923,006
IDEXX Laboratories, Inc.*	110,046	20,583,004
Cigna Corp.	93,291	19,437,180
Estee Lauder Companies, Inc. — Class A	139,630	18,844,465
Cintas Corp.	111,154	18,723,891
ResMed, Inc.	174,362	17,573,946
Gartner, Inc.*	122,733	17,027,976
Avery Dennison Corp.	133,014	16,318,158
Stryker Corp.	91,216	14,994,086
Boston Scientific Corp.*	524,513	14,665,383
Abbott Laboratories	228,304	14,191,377
Constellation Brands, Inc. — Class A	63,936	14,032,034
Cooper Companies, Inc.	56,720	13,877,682
S&P Global, Inc.	75,097	13,600,067
Monster Beverage Corp.*	197,130	13,450,180
Becton Dickinson and Co.	50,429	12,251,221
Regeneron Pharmaceuticals, Inc.*	31,298	11,475,412
Zoetis, Inc.	143,355	10,999,629
Incyte Corp.*	108,126	9,762,697
Celgene Corp.*	85,242	8,623,081
Total Consumer, Non-cyclical		703,977,137
Technology - 26.3%
NVIDIA Corp.	189,983	46,697,822
Adobe Systems, Inc.*	208,852	41,720,276
Applied Materials, Inc.	770,924	41,344,655
Activision Blizzard, Inc.	502,469	37,248,027
Lam Research Corp.[1]	192,099	36,790,800
Red Hat, Inc.*	274,692	36,089,035
Broadcom Ltd.	130,472	32,360,970
salesforce.com, Inc.*	281,451	32,060,083
Qorvo, Inc.*,1	368,025	26,413,154
Cadence Design Systems, Inc.*	560,367	25,138,063
Cerner Corp.*	363,388	25,121,012
Apple, Inc.	145,473	24,356,544
Skyworks Solutions, Inc.	245,676	23,882,164
Microchip Technology, Inc.[1]	242,382	23,079,614
Micron Technology, Inc.*	495,740	21,673,753
ANSYS, Inc.*	129,095	20,868,207
Synopsys, Inc.*	211,334	19,571,642
Cognizant Technology Solutions Corp. — Class A	241,857	18,860,009
Intuit, Inc.	103,804	17,428,692
Analog Devices, Inc.	179,980	16,536,562
Electronic Arts, Inc.*	118,371	15,028,382
NetApp, Inc.	222,588	13,689,162
KLA-Tencor Corp.	118,536	13,015,253
Texas Instruments, Inc.	102,597	11,251,813
Fiserv, Inc.*	77,255	10,880,594
Total Technology		631,106,288
Financial - 12.8%
Cboe Global Markets, Inc.	277,654	37,313,921
CBRE Group, Inc. —Class A*	642,716	29,365,694
Visa, Inc. —Class A1	222,745	27,671,611
Prologis, Inc. REIT	390,423	25,420,442
Progressive Corp.	444,276	24,035,332
Mastercard, Inc. — Class A	140,352	23,719,488
SBA Communications Corp. REIT*	132,774	23,169,063
American Tower Corp. — Class A REIT	147,030	21,716,331
E*TRADE Financial Corp.*	402,146	21,193,094
Intercontinental Exchange, Inc.	270,323	19,960,650
Extra Space Storage, Inc. REIT	200,996	16,779,146
T. Rowe Price Group, Inc.	129,549	14,461,555
Charles Schwab Corp.	256,700	13,692,378
Equinix, Inc. REIT	20,545	9,351,879
Total Financial		307,850,584
Communications - 10.7%
Netflix, Inc.*	182,810	49,413,543
Amazon.com, Inc.*	28,656	41,576,703
Facebook, Inc. —Class A*	181,200	33,864,468
eBay, Inc.*	605,671	24,578,129
Charter Communications, Inc. —Class A*	62,096	23,425,716
VeriSign, Inc.*,1	193,111	22,192,316
Motorola Solutions, Inc.	199,054	19,797,911
Priceline Group, Inc.*	8,531	16,311,699
Alphabet, Inc. —Class C*	10,551	12,344,037
Alphabet, Inc. —Class A*	10,417	12,315,186
Total Communications		255,819,708
Industrial - 9.9%
Boeing Co.	71,597	25,371,830
Corning, Inc.	739,470	23,086,254
Agilent Technologies, Inc.	274,619	20,165,273
Mettler-Toledo International, Inc.*	25,598	17,285,305
Waste Management, Inc.	185,066	16,365,386
Roper Technologies, Inc.	55,885	15,680,772
Fortune Brands Home & Security, Inc.	211,169	14,978,217
Waters Corp.*	69,330	14,948,241
Rockwell Collins, Inc.	105,871	14,662,075
AO Smith Corp.	217,088	14,497,137
AMETEK, Inc.	183,487	14,000,058
Amphenol Corp. — Class A	149,564	13,875,052
TransDigm Group, Inc.[1]	43,313	13,726,323
CSX Corp.	190,729	10,827,685
Illinois Tool Works, Inc.	50,426	8,757,483
Total Industrial		238,227,091
Consumer, Cyclical - 9.8%
PulteGroup, Inc.[1]	1,092,639	34,778,699

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Cyclical - 9.8% (continued)
DR Horton, Inc.	655,746	$32,164,341
Marriott International, Inc. — Class A	208,375	30,701,972
Norwegian Cruise Line Holdings Ltd.*	431,686	26,220,608
Wyndham Worldwide Corp.	185,023	22,966,905
Aptiv plc	233,603	22,164,253
Dollar Tree, Inc.*	177,820	20,449,300
Home Depot, Inc.	91,892	18,461,103
Michael Kors Holdings Ltd.*	249,717	16,481,322
Wynn Resorts Ltd.	62,078	10,279,496
Total Consumer, Cyclical		234,667,999
Basic Materials - 1.2%
Sherwin-Williams Co.	43,813	18,274,841
FMC Corp.	122,677	11,204,090
Total Basic Materials		29,478,931
Total Common Stocks
(Cost $1,887,649,080)		2,401,127,738

MONEY MARKET FUND† - 0.0%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[2]	1,063,569	1,063,569
Total Money Market Fund
(Cost $1,063,569)		1,063,569

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 1.0%
Repurchase Agreements
Nomura Securities International, Inc. issued 01/31/18 at 1.36% due 02/01/18	$5,582,235	5,582,235
Daiwa Capital Markets America issued 01/31/18 at 1.35% due 02/01/18	5,582,235	5,582,235
Cantor Fitzgerald Securities issued 01/31/18 at 1.35% due 02/01/18	5,582,235	5,582,235
State of Wisconsin Investment Board issued 01/31/18 at 1.59% due 02/01/18	5,582,200	5,582,200
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 01/31/18 at 1.34% due 02/01/18	1,653,893	1,653,893
Total Securities Lending Collateral
(Cost $23,982,798)		23,982,798
Total Investments - 101.0%
(Cost $1,912,695,447)		$2,426,174,105
Other Assets & Liabilities, net - (1.0)%		(25,065,873)
Total Net Assets - 100.0%		$2,401,108,232

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at January 31, 2018 — See Note 4.
[2]	Rate indicated is the 7 day yield as of January 31, 2018.
[3]	Securities lending collateral — See Note 4. plc —Public Limited Company REIT —Real Estate Investment Trust See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,401,127,738	$—	$—	$2,401,127,738
Money Market Fund	1,063,569	—	—	1,063,569
Securities Lending Collateral	—	23,982,798	—	23,982,798
Total Assets	$2,402,191,307	$23,982,798	$—	$2,426,174,105

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8%
Financial - 26.9%
Berkshire Hathaway, Inc. —Class B*	104,999	$22,509,686
Prudential Financial, Inc.	120,238	14,286,679
Loews Corp.	234,804	12,127,628
Lincoln National Corp.	145,864	12,077,539
Navient Corp.	808,770	11,524,973
Capital One Financial Corp.	104,550	10,869,018
XL Group Ltd.	273,438	10,073,456
Citigroup, Inc.	123,676	9,706,091
American International Group, Inc.	148,139	9,469,045
MetLife, Inc.	195,644	9,404,607
Everest Re Group Ltd.	39,468	9,069,746
Hartford Financial Services Group, Inc.	153,482	9,018,602
Assurant, Inc.	97,991	8,964,217
Citizens Financial Group, Inc.	194,799	8,941,274
Unum Group	152,014	8,085,625
Travelers Companies, Inc.	47,686	7,149,085
Goldman Sachs Group, Inc.	25,276	6,771,188
Regions Financial Corp.	349,118	6,713,539
Morgan Stanley	117,692	6,655,483
People's United Financial, Inc.	307,269	6,043,981
SunTrust Banks, Inc.	84,112	5,946,718
Aflac, Inc.	67,147	5,922,365
Chubb Ltd.	36,251	5,660,594
Fifth Third Bancorp	156,509	5,180,448
KeyCorp	230,135	4,924,889
Zions Bancorporation	90,051	4,865,456
Wells Fargo & Co.	72,152	4,746,159
BB&T Corp.	81,691	4,508,526
Bank of New York Mellon Corp.	73,253	4,153,445
JPMorgan Chase & Co.	35,513	4,107,789
Cincinnati Financial Corp.	49,977	3,843,231
PNC Financial Services Group, Inc.	22,751	3,595,113
Huntington Bancshares, Inc.	221,091	3,577,252
Invesco Ltd.	85,568	3,091,572
Total Financial		263,585,019
Consumer, Cyclical - 22.9%
Kohl's Corp.[1]	310,369	20,102,599
General Motors Co.	382,249	16,211,179
Macy's, Inc.[1]	581,729	15,095,868
Signet Jewelers Ltd.[1]	265,775	14,059,498
CVS Health Corp.	177,081	13,934,504
Ford Motor Co.	1,267,946	13,909,368
Goodyear Tire & Rubber Co.	391,228	13,622,559
Target Corp.	169,750	12,768,595
United Continental Holdings, Inc.*	175,952	11,933,065
Best Buy Company, Inc.	154,656	11,299,167
Foot Locker, Inc.	190,040	9,340,466
Whirlpool Corp.	50,093	9,087,872
Newell Brands, Inc.	331,885	8,775,039
Advance Auto Parts, Inc.	62,334	7,292,455
Walgreens Boots Alliance, Inc.	95,661	7,199,447
Nordstrom, Inc.[1]	141,341	6,969,525
Walmart, Inc.	61,487	6,554,514
PVH Corp.	34,457	5,343,592
Delta Air Lines, Inc.	90,439	5,134,222
Alaska Air Group, Inc.	62,770	4,125,872
Gap, Inc.	116,767	3,881,335
Costco Wholesale Corp.	19,250	3,751,248
Genuine Parts Co.	33,107	3,445,445
Total Consumer, Cyclical		223,837,434
Consumer, Non-cyclical - 17.2%
Envision Healthcare Corp.*	561,182	20,196,940
Archer-Daniels-Midland Co.	407,758	17,513,206
Express Scripts Holding Co.*	183,926	14,563,261
Cardinal Health, Inc.	190,213	13,655,391
McKesson Corp.	77,818	13,141,904
Kroger Co.	396,547	12,039,167
Quanta Services, Inc.*	269,218	10,362,201
AmerisourceBergen Corp. —Class A1	80,723	8,045,661
Patterson Companies, Inc.[1]	219,883	7,891,601
Molson Coors Brewing Co. — Class B	89,381	7,509,792
DaVita, Inc.*	85,936	6,706,445
Mylan N.V.*	149,392	6,401,447
Universal Health Services, Inc. — Class B	52,580	6,388,470
Humana, Inc.	20,618	5,810,771
Tyson Foods, Inc. — Class A	64,916	4,940,757
Coty, Inc. —Class A1	236,891	4,645,433
Sysco Corp.	70,469	4,430,386
JM Smucker Co.	26,960	3,420,954
Total Consumer, Non-cyclical		167,663,787
Energy - 11.0%
TechnipFMC plc	460,266	14,940,234
Valero Energy Corp.	151,079	14,499,051
Baker Hughes a GE Co.[1]	419,871	13,498,853
Andeavor	121,203	13,109,316
Marathon Petroleum Corp.	155,112	10,744,608
Phillips 66	84,982	8,702,157
Kinder Morgan, Inc.	395,864	7,117,635
National Oilwell Varco, Inc.[1]	191,448	7,022,313
Range Resources Corp.[1]	482,557	6,876,437
Chevron Corp.	35,794	4,486,778
Exxon Mobil Corp.	40,052	3,496,540
Chesapeake Energy Corp.*,1	988,071	3,458,249
Total Energy		107,952,171
Communications - 5.9%
CenturyLink, Inc.	1,337,650	23,823,546
Viacom, Inc. — Class B	258,099	8,625,669
News Corp. — Class A	377,694	6,462,344
AT&T, Inc.	137,692	5,156,565
Discovery Communications, Inc. —Class C*	184,671	4,406,251
Discovery Communications, Inc. —Class A*,1	138,278	3,466,629
Interpublic Group of Companies, Inc.[1]	151,139	3,308,433
News Corp. — Class B	120,729	2,106,721
Total Communications		57,356,158
Industrial - 4.9%
Fluor Corp.	246,397	14,956,298

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 4.9% (continued)
Jacobs Engineering Group, Inc.	110,903	$7,703,322
WestRock Co.	112,783	7,514,731
Johnson Controls International plc	155,023	6,066,050
Eaton Corporation plc	46,822	3,931,643
Textron, Inc.	66,895	3,924,730
General Electric Co.	219,128	3,543,300
Total Industrial		47,640,074
Utilities - 3.5%
AES Corp.	838,584	9,694,030
SCANA Corp.	231,173	9,394,871
Exelon Corp.	180,578	6,954,059
PG&E Corp.	122,518	5,198,439
Duke Energy Corp.	45,224	3,550,084
Total Utilities		34,791,483
Technology - 3.5%
Hewlett Packard Enterprise Co.	925,410	15,176,724
Xerox Corp.	366,674	12,514,584
Western Digital Corp.	69,146	6,152,611
Total Technology		33,843,919
Basic Materials - 2.5%
Mosaic Co.	487,695	13,314,073
Nucor Corp.	96,825	6,483,402
DowDuPont, Inc.	58,367	4,411,378
Total Basic Materials		24,208,853
Diversified - 1.5%
Leucadia National Corp.	548,452	14,846,596
Total Common Stocks
(Cost $898,119,402)		975,725,494

MONEY MARKET FUND† - 0.2%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[2]	1,740,445	1,740,445
Total Money Market Fund
(Cost $1,740,445)		1,740,445

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 3.0%
Repurchase Agreements
State of Wisconsin Investment Board issued 01/31/18 at 1.59% due 02/01/18	$6,797,200	6,797,200
HSBC Securities (USA), Inc. issued 01/31/18 at 1.34% due 02/01/18	6,714,179	6,714,179
Daiwa Capital Markets America issued 01/31/18 at 1.35% due 02/01/18	6,714,179	6,714,179
Citigroup Global Markets, Inc. issued 01/31/18 at 1.34% due 02/01/18	6,714,179	6,714,179
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 01/31/18 at 1.34% due 02/01/18	1,906,337	1,906,337
Total Securities Lending Collateral
(Cost $28,846,074)		28,846,074
Total Investments - 103.0%
(Cost $928,705,921)		$1,006,312,013
Other Assets & Liabilities, net - (3.0)%		(29,108,089)
Total Net Assets - 100.0%		$977,203,924

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at January 31, 2018 — See Note 4.
[2]	Rate indicated is the 7 day yield as of January 31, 2018.
[3]	Securities lending collateral — See Note 4. plc — Public Limited Company See Sector Classification in Other Information section.

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$975,725,494	$—	$—	$975,725,494
Money Market Fund	1,740,445	—	—	1,740,445
Securities Lending Collateral	—	28,846,074	—	28,846,074
Total Assets	$977,465,939	$28,846,074	$—	$1,006,312,013

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P 500® Top 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.7%
Communications - 24.1%
Amazon.com, Inc.*	26,242	$38,074,255
Facebook, Inc. —Class A*	156,475	29,243,613
Alphabet, Inc. —Class C*	19,805	23,170,663
Alphabet, Inc. —Class A*	19,555	23,118,312
AT&T, Inc.	402,869	15,087,444
Verizon Communications, Inc.	267,662	14,472,484
Cisco Systems, Inc.	324,370	13,474,330
Comcast Corp. — Class A	306,044	13,016,051
Walt Disney Co.	99,097	10,768,871
Priceline Group, Inc.*	3,200	6,118,560
Total Communications		186,544,583
Consumer, Non-cyclical - 21.8%
Johnson & Johnson	176,273	24,359,165
UnitedHealth Group, Inc.	63,583	15,055,183
Pfizer, Inc.	391,104	14,486,492
Procter & Gamble Co.	167,191	14,435,271
Coca-Cola Co.	251,602	11,973,739
AbbVie, Inc.	104,593	11,737,426
PepsiCo, Inc.	93,312	11,225,434
Philip Morris International, Inc.	101,907	10,927,488
Merck & Company, Inc.	179,464	10,633,242
Amgen, Inc.	47,629	8,861,376
Altria Group, Inc.	125,203	8,806,779
Medtronic plc	88,813	7,628,149
Gilead Sciences, Inc.	85,709	7,182,414
Bristol-Myers Squibb Co.	107,390	6,722,614
Celgene Corp.*	51,658	5,225,723
Total Consumer, Non-cyclical		169,260,495
Technology - 18.8%
Apple, Inc.	336,881	56,403,986
Microsoft Corp.	506,183	48,092,447
Intel Corp.	307,073	14,782,494
Oracle Corp.	199,901	10,312,893
International Business Machines Corp.	56,492	9,247,740
Broadcom Ltd.	26,678	6,616,944
Total Technology		145,456,504
Financial - 17.0%
Berkshire Hathaway, Inc. —Class B*	126,267	27,069,119
JPMorgan Chase & Co.	227,662	26,333,665
Bank of America Corp.	636,484	20,367,488
Wells Fargo & Co.	290,789	19,128,100
Visa, Inc. —Class A1	118,987	14,781,755
Citigroup, Inc.	173,482	13,614,867
Mastercard, Inc. — Class A	60,942	10,299,198
Total Financial		131,594,192
Industrial - 6.9%
Boeing Co.	36,732	13,016,719
3M Co.	39,156	9,808,578
General Electric Co.	569,008	9,200,859
Honeywell International, Inc.	49,986	7,981,265
Union Pacific Corp.	51,648	6,895,008
United Technologies Corp.	48,728	6,724,951
Total Industrial		53,627,380
Energy - 6.0%
Exxon Mobil Corp.	278,022	24,271,320
Chevron Corp.	124,625	15,621,744
Schlumberger Ltd.	90,891	6,687,760
Total Energy		46,580,824
Consumer, Cyclical - 5.1%
Home Depot, Inc.	76,620	15,392,958
Walmart, Inc.	96,040	10,237,864
McDonald's Corp.	52,306	8,951,649
Starbucks Corp.	93,354	5,303,441
Total Consumer, Cyclical		39,885,912
Total Common Stocks
(Cost $530,473,497)		772,949,890

MONEY MARKET FUND† - 0.2%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[2]	1,256,219	1,256,219
Total Money Market Fund
(Cost $1,256,219)		1,256,219
Total Investments - 99.9%
(Cost $531,729,716)		$774,206,109
Other Assets & Liabilities, net - 0.1%		479,919
Total Net Assets - 100.0%		$774,686,028

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	All or portion of this security is on loan at January 31, 2018 — See Note 4.
[2]	Rate indicated is the 7 day yield as of January 31, 2018. plc — Public Limited Company See Sector Classification in Other Information section.

Guggenheim S&P 500® Top 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$772,949,890	$—	$—	$772,949,890
Money Market Fund	1,256,219	—	—	1,256,219
Total Assets	$774,206,109	$—	$—	$774,206,109

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.9%
Financial - 23.2%
Cullen/Frost Bankers, Inc.[1]	3,034	$322,849
Stifel Financial Corp.	4,779	322,678
Signature Bank*	2,086	321,244
PacWest Bancorp	6,057	317,568
Prosperity Bancshares, Inc.[1]	4,158	315,176
East West Bancorp, Inc.	4,755	313,402
Janus Henderson Group plc	7,936	312,520
LaSalle Hotel Properties REIT[1]	10,232	312,485
Valley National Bancorp	24,760	311,233
American Financial Group, Inc.	2,734	309,871
Bank of the Ozarks	6,166	307,993
Hanover Insurance Group, Inc.	2,719	307,655
Hancock Holding Co.	5,727	307,540
Interactive Brokers Group, Inc. — Class A	4,800	307,152
Alleghany Corp.*	489	306,945
SVB Financial Group*	1,237	304,982
Home BancShares, Inc.	12,694	304,783
New York Community Bancorp, Inc.[1]	21,500	304,440
Chemical Financial Corp.[1]	5,210	304,316
SEI Investments Co.	4,030	302,855
First American Financial Corp.	5,118	302,320
United Bankshares, Inc.[1]	8,200	301,760
Texas Capital Bancshares, Inc.*,1	3,182	301,654
Legg Mason, Inc.[1]	7,075	301,536
Commerce Bancshares, Inc.[1]	5,147	301,151
TCF Financial Corp.	14,017	300,665
Potlatch Corp. REIT	5,670	299,943
Washington Federal, Inc.	8,348	299,693
Jones Lang LaSalle, Inc.	1,914	299,254
UMB Financial Corp.	3,918	298,473
Rayonier, Inc. REIT[1]	9,186	298,178
Taubman Centers, Inc. REIT[1]	4,831	297,831
Wintrust Financial Corp.	3,467	297,815
International Bancshares Corp.	7,170	297,555
WR Berkley Corp.	4,071	297,102
Old Republic International Corp.	13,772	295,960
Synovus Financial Corp.	5,865	295,537
CoreCivic, Inc. REIT	12,728	295,417
FNB Corp.	20,385	292,525
Umpqua Holdings Corp.	13,509	292,470
Eaton Vance Corp.	5,047	291,717
Cathay General Bancorp	6,666	291,571
Brown & Brown, Inc.	5,519	289,637
BancorpSouth Bank[1]	8,624	289,335
JBG SMITH Properties REIT[1]	8,545	288,394
Fulton Financial Corp.	15,843	288,343
Tanger Factory Outlet Centers, Inc. REIT	11,444	288,160
RenaissanceRe Holdings Ltd.	2,264	287,846
Webster Financial Corp.[1]	5,055	286,214
First Horizon National Corp.	14,383	285,646
Federated Investors, Inc. — Class B	8,230	285,416
DCT Industrial Trust, Inc. REIT[1]	4,805	284,408
Bank of Hawaii Corp.[1]	3,398	284,311
Associated Banc-Corp.[1]	11,449	283,363
Sterling Bancorp	11,367	281,333
Omega Healthcare Investors, Inc. REIT	10,403	281,297
SLM Corp.*	24,446	279,662
Primerica, Inc.	2,767	279,467
Alexander & Baldwin, Inc. REIT[1]	10,505	278,593
Medical Properties Trust, Inc. REIT[1]	21,269	278,199
Cousins Properties, Inc. REIT	30,892	278,028
Reinsurance Group of America, Inc. — Class A	1,773	277,740
CNO Financial Group, Inc.	11,287	277,547
Trustmark Corp.	8,708	276,827
Kemper Corp.[1]	4,250	275,613
Washington Prime Group, Inc. REIT[1]	41,650	274,057
CyrusOne, Inc. REIT	4,748	273,912
First Industrial Realty Trust, Inc. REIT	8,858	273,358
MB Financial, Inc.	6,387	273,236
Douglas Emmett, Inc. REIT[1]	7,055	272,817
Pinnacle Financial Partners, Inc.	4,309	272,760
Kilroy Realty Corp. REIT	3,813	271,943
Sabra Health Care REIT, Inc. REIT	15,003	271,554
National Retail Properties, Inc. REIT	6,821	270,657
Hospitality Properties Trust REIT	9,524	270,577
Lamar Advertising Co. — Class A REIT	3,748	269,856
Camden Property Trust REIT	3,114	269,548
CoreSite Realty Corp. REIT[1]	2,485	269,175
Uniti Group, Inc. REIT[1]	16,864	266,957
Highwoods Properties, Inc. REIT	5,574	266,883
Mack-Cali Realty Corp. REIT	13,282	266,570
Liberty Property Trust REIT	6,403	265,148
Life Storage, Inc. REIT	3,182	264,424
Urban Edge Properties REIT[1]	11,308	264,381
GEO Group, Inc. REIT	11,724	264,376
Quality Care Properties, Inc. REIT*	19,552	263,952
Education Realty Trust, Inc. REIT	7,973	263,348
Healthcare Realty Trust, Inc. REIT	8,796	262,737
Mercury General Corp.	5,357	262,225
Genworth Financial, Inc. —Class A*	85,425	261,401
Aspen Insurance Holdings Ltd.	6,992	261,151
Senior Housing Properties Trust REIT	15,059	260,972
Corporate Office Properties Trust REIT	9,498	259,295
Weingarten Realty Investors REIT	8,727	257,883
American Campus Communities, Inc. REIT	6,632	255,067
EPR Properties REIT	4,285	253,072
Total Financial		27,526,485

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Industrial - 17.2%
Energizer Holdings, Inc.[1]	5,974	$347,806
Kirby Corp.*,1	4,512	337,949
KLX, Inc.*	4,757	336,130
Crane Co.	3,338	333,601
National Instruments Corp.	6,672	333,200
Gentex Corp.	14,031	332,254
Knight-Swift Transportation Holdings, Inc.[1]	6,657	331,453
GATX Corp.[1]	4,621	328,738
Zebra Technologies Corp. —Class A*	2,656	327,113
Nordson Corp.	2,255	324,089
Worthington Industries, Inc.	6,903	322,784
Old Dominion Freight Line, Inc.	2,200	322,190
Littelfuse, Inc.[1]	1,451	315,360
Louisiana-Pacific Corp.*	10,603	313,955
Avnet, Inc.	7,332	311,610
IDEX Corp.	2,164	310,490
Graco, Inc.	6,618	309,722
Keysight Technologies, Inc.*	6,613	308,959
KBR, Inc.[1]	15,148	308,110
Timken Co.	5,857	307,785
Kennametal, Inc.	6,295	307,070
Trimble, Inc.*	6,958	306,848
Curtiss-Wright Corp.	2,345	306,398
Dycom Industries, Inc.*,1	2,621	305,897
Wabtec Corp.	3,765	305,116
Landstar System, Inc.	2,734	303,611
Teledyne Technologies, Inc.*	1,590	303,563
Ryder System, Inc.	3,480	302,864
Lincoln Electric Holdings, Inc.	3,104	302,857
Lennox International, Inc.	1,389	302,677
ITT, Inc.	5,404	302,624
Esterline Technologies Corp.*	4,108	302,143
Werner Enterprises, Inc.[1]	7,373	300,081
Silgan Holdings, Inc.	10,018	299,438
Arrow Electronics, Inc.*	3,674	298,843
EnerSys	4,247	298,607
Clean Harbors, Inc.*	5,394	298,504
Hubbell, Inc.	2,195	298,410
Knowles Corp.*,1	19,558	298,064
Donaldson Company, Inc.	5,877	297,729
Tech Data Corp.*	2,969	297,701
Vishay Intertechnology, Inc.[1]	13,496	296,237
Woodward, Inc.	3,813	295,584
Belden, Inc.[1]	3,485	295,423
Oshkosh Corp.	3,231	293,116
Granite Construction, Inc.	4,376	291,835
Genesee & Wyoming, Inc. —Class A*	3,651	291,532
Terex Corp.	6,192	291,148
AECOM*,1	7,435	290,783
Regal Beloit Corp.	3,730	290,567
EMCOR Group, Inc.	3,536	287,406
AGCO Corp.	3,956	287,285
Carlisle Companies, Inc.	2,513	287,010
Orbital ATK, Inc.	2,166	285,695
AptarGroup, Inc.	3,263	285,251
Sonoco Products Co.	5,246	284,910
Cree, Inc.*,1	8,250	284,708
Bemis Company, Inc.	6,069	283,665
Owens-Illinois, Inc.*	12,151	282,146
MSA Safety, Inc.	3,557	278,549
Valmont Industries, Inc.	1,702	278,447
Cognex Corp.	4,457	277,983
Eagle Materials, Inc.	2,470	276,764
Trinity Industries, Inc.	7,979	275,036
SYNNEX Corp.	2,183	267,920
Greif, Inc. — Class A	4,481	264,917
Jabil, Inc.	10,295	261,802
Coherent, Inc.*	980	254,330
Total Industrial		20,442,392
Consumer, Non-cyclical - 15.5%
Bioverativ, Inc.*	5,576	574,663
Tenet Healthcare Corp.*,1	21,532	406,523
Snyder's-Lance, Inc.[1]	7,459	372,801
ABIOMED, Inc.*	1,500	352,500
Molina Healthcare, Inc.*,1	3,818	348,812
WEX, Inc.*	2,238	346,465
Globus Medical, Inc. —Class A*,1	7,400	340,696
Sprouts Farmers Market, Inc.*,1	12,065	336,975
Avon Products, Inc.*	137,995	336,708
Catalent, Inc.*	7,225	336,252
Owens & Minor, Inc.[1]	15,324	322,723
Avis Budget Group, Inc.*,1	7,076	318,137
Teleflex, Inc.	1,135	315,247
Bio-Techne Corp.	2,227	312,426
Masimo Corp.*	3,287	309,767
Sabre Corp.[1]	14,871	308,870
Encompass Health Corp.	5,832	308,629
Rollins, Inc.	6,233	307,536
LifePoint Health, Inc.*,1	6,139	303,574
Service Corporation International	7,592	303,452
Acadia Healthcare Company, Inc.*,1	8,883	302,733
Aaron's, Inc.	7,363	301,073
Lamb Weston Holdings, Inc.	5,105	299,153
Graham Holdings Co. — Class B	503	299,008
CoreLogic, Inc.*	6,312	298,936
Live Nation Entertainment, Inc.*	6,614	298,027
Adtalem Global Education, Inc.*,1	6,468	297,528
Sotheby's*	5,639	297,514
Brink's Co.	3,567	297,488
LivaNova plc*	3,473	297,115
Halyard Health, Inc.*	6,041	294,861
ManpowerGroup, Inc.	2,243	294,708
Ingredion, Inc.	2,051	294,605
STERIS plc	3,240	294,581
Hill-Rom Holdings, Inc.	3,445	293,962
Deluxe Corp.	3,953	293,589
MEDNAX, Inc.*	5,557	293,465
Helen of Troy Ltd.*,1	3,134	291,932
Bio-Rad Laboratories, Inc. —Class A*	1,128	291,622
Charles River Laboratories International, Inc.*	2,764	291,436
WellCare Health Plans, Inc.*	1,381	290,535
TreeHouse Foods, Inc.*,1	6,129	289,044

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Non-cyclical - 15.5% (continued)
West Pharmaceutical Services, Inc.	2,877	$288,275
MarketAxess Holdings, Inc.[1]	1,465	287,448
Tootsie Roll Industries, Inc.[1]	7,973	285,433
Lancaster Colony Corp.[1]	2,204	282,994
Post Holdings, Inc.*,1	3,714	281,038
Akorn, Inc.*	8,718	280,895
Boston Beer Company, Inc. —Class A*,1	1,479	280,788
Syneos Health, Inc.*,1	7,256	278,268
Flowers Foods, Inc.	14,167	277,815
United Natural Foods, Inc.*,1	5,765	274,414
Edgewell Personal Care Co.*,1	4,815	271,855
United Therapeutics Corp.*	2,107	271,803
Hain Celestial Group, Inc.*	7,073	269,764
Dean Foods Co.	25,854	268,106
Endo International plc*,1	38,270	264,446
Prestige Brands Holdings, Inc.*	6,139	256,794
NuVasive, Inc.*	4,934	241,125
Mallinckrodt plc*,1	12,870	232,432
Sanderson Farms, Inc.[1]	1,686	213,953
Total Consumer, Non-cyclical		18,473,317
Consumer, Cyclical - 14.0%
Michaels Companies, Inc.*	12,766	343,022
Herman Miller, Inc.	8,384	339,552
Domino's Pizza, Inc.	1,560	338,287
HNI Corp.	8,562	332,976
Skechers U.S.A., Inc. —Class A*	8,047	331,456
Dillard's, Inc. —Class A1	4,882	329,828
International Speedway Corp. — Class A	7,069	328,002
Texas Roadhouse, Inc. — Class A	5,577	327,481
Churchill Downs, Inc.[1]	1,253	324,527
Papa John's International, Inc.[1]	4,985	323,477
Brunswick Corp.	5,147	323,129
Cooper Tire & Rubber Co.[1]	8,165	319,252
Deckers Outdoor Corp.*	3,693	316,527
ILG, Inc.	9,935	312,058
Cracker Barrel Old Country Store, Inc.[1]	1,764	311,311
AutoNation, Inc.*,1	5,161	310,795
Delphi Technologies plc	5,627	310,779
Carter's, Inc.	2,561	308,088
Dunkin' Brands Group, Inc.[1]	4,756	307,475
Nu Skin Enterprises, Inc. — Class A	4,244	304,889
Watsco, Inc.	1,695	304,744
Wendy's Co.[1]	18,803	304,233
Pool Corp.	2,224	300,774
American Eagle Outfitters, Inc.[1]	16,658	299,844
MSC Industrial Direct Company, Inc. — Class A	3,171	297,693
Six Flags Entertainment Corp.[1]	4,396	296,994
Urban Outfitters, Inc.*	8,668	295,665
Dana, Inc.	8,958	295,524
World Fuel Services Corp.	10,556	294,407
Cinemark Holdings, Inc.[1]	7,964	293,075
Big Lots, Inc.[1]	4,817	292,777
Dick's Sporting Goods, Inc.	9,291	292,295
Tempur Sealy International, Inc.*	4,882	291,162
Cheesecake Factory, Inc.[1]	5,918	291,106
CalAtlantic Group, Inc.	5,177	290,586
KB Home	9,204	290,110
Buffalo Wild Wings, Inc.*	1,836	288,252
Copart, Inc.*,1	6,524	287,513
Bed Bath & Beyond, Inc.	12,435	287,000
Toro Co.	4,353	285,775
Office Depot, Inc.	87,776	285,272
Sally Beauty Holdings, Inc.*,1	16,824	279,447
Toll Brothers, Inc.	5,992	279,107
Brinker International, Inc.[1]	7,674	278,873
Casey's General Stores, Inc.	2,299	278,432
Williams-Sonoma, Inc.	5,391	276,181
JetBlue Airways Corp.*	12,999	271,159
NVR, Inc.*	84	266,966
TRI Pointe Group, Inc.*	16,332	266,375
Tupperware Brands Corp.	4,541	262,288
Thor Industries, Inc.	1,900	259,654
Scotts Miracle-Gro Co. —Class A1	2,824	254,922
Scientific Games Corp. —Class A*,1	5,400	251,910
Jack in the Box, Inc.	2,743	249,586
GameStop Corp. —Class A1	14,786	248,553
Polaris Industries, Inc.	2,148	242,745
Total Consumer, Cyclical		16,573,910
Technology - 10.7%
DST Systems, Inc.	4,644	387,170
Pitney Bowes, Inc.	26,774	377,781
IPG Photonics Corp.*	1,398	352,226
Microsemi Corp.*	5,619	347,199
NCR Corp.*	9,092	341,041
Take-Two Interactive Software, Inc.*	2,683	339,856
PTC, Inc.*	4,649	337,889
Manhattan Associates, Inc.*,1	6,377	336,833
Teradyne, Inc.	7,079	324,501
Cypress Semiconductor Corp.	18,719	323,652
Synaptics, Inc.*,1	7,434	322,190
Fair Isaac Corp.	1,826	315,277
Tyler Technologies, Inc.*	1,563	314,960
Fortinet, Inc.*	6,837	314,775
j2 Global, Inc.[1]	3,920	313,561
MSCI, Inc. — Class A	2,247	312,850
Ultimate Software Group, Inc.*,1	1,341	312,305
MKS Instruments, Inc.	3,047	311,708
Silicon Laboratories, Inc.*	3,212	308,994
Broadridge Financial Solutions, Inc.	3,204	308,898
3D Systems Corp.*,1	30,118	308,408
Jack Henry & Associates, Inc.	2,447	305,043
Teradata Corp.*	7,519	304,520
Monolithic Power Systems, Inc.	2,543	302,922
ACI Worldwide, Inc.*,1	12,819	300,477
Leidos Holdings, Inc.	4,473	297,902

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Technology - 10.7% (continued)
Allscripts Healthcare Solutions, Inc.*	19,915	$296,932
Medidata Solutions, Inc.*	4,333	295,121
Diebold Nixdorf, Inc.[1]	15,902	293,392
Dun & Bradstreet Corp.	2,365	292,621
Integrated Device Technology, Inc.*	9,758	291,764
CDK Global, Inc.	4,058	289,295
Blackbaud, Inc.[1]	3,007	288,131
CommVault Systems, Inc.*	5,384	287,236
Acxiom Corp.*	10,566	286,022
Cirrus Logic, Inc.*	5,742	284,631
Convergys Corp.[1]	12,172	283,242
VeriFone Systems, Inc.*,1	15,902	281,147
MAXIMUS, Inc.	4,050	276,129
Science Applications International Corp.	3,587	274,944
NetScout Systems, Inc.*,1	9,615	274,028
Total Technology		12,717,573
Energy - 6.4%
Nabors Industries Ltd.	47,521	372,564
NOW, Inc.*,1	28,616	337,383
Matador Resources Co.*,1	10,395	336,902
Dril-Quip, Inc.*,1	6,378	329,424
WPX Energy, Inc.*,1	22,214	327,211
Superior Energy Services, Inc.*	31,237	326,427
Core Laboratories N.V.	2,841	324,726
Murphy Oil Corp.[1]	10,092	323,953
Oceaneering International, Inc.	15,234	315,039
Diamond Offshore Drilling, Inc.*,1	17,744	313,713
Patterson-UTI Energy, Inc.	13,275	313,556
Transocean Ltd.*,1	28,963	312,511
SM Energy Co.[1]	13,154	307,146
Callon Petroleum Co.*	26,825	304,464
Murphy USA, Inc.*,1	3,543	302,254
Ensco plc —Class A1	51,072	301,325
HollyFrontier Corp.	6,278	301,093
Rowan Companies plc —Class A*	20,113	296,063
QEP Resources, Inc.*	30,863	288,878
CNX Resources Corp.*,1	19,929	279,205
PBF Energy, Inc. — Class A	8,586	277,585
Energen Corp.*	5,277	275,618
First Solar, Inc.*	4,099	275,330
Gulfport Energy Corp.*	23,260	236,554
Southwestern Energy Co.*,1	52,282	221,676
Total Energy		7,600,600
Basic Materials - 5.1%
Allegheny Technologies, Inc.*	12,689	342,095
Cabot Corp.	4,905	331,773
Commercial Metals Co.	13,670	328,628
United States Steel Corp.	8,630	322,848
Steel Dynamics, Inc.	7,047	319,934
Minerals Technologies, Inc.	4,186	314,577
Chemours Co.	6,025	311,011
Olin Corp.	8,244	307,336
Royal Gold, Inc.	3,452	307,228
Domtar Corp.	5,958	306,003
Compass Minerals International, Inc.[1]	4,191	305,524
Reliance Steel & Aluminum Co.	3,455	302,623
Ashland Global Holdings, Inc.	4,091	296,966
NewMarket Corp.[1]	739	293,819
Versum Materials, Inc.	7,977	293,554
Valvoline, Inc.	11,672	287,715
Carpenter Technology Corp.	5,563	285,938
PolyOne Corp.	6,484	281,795
RPM International, Inc.	5,359	279,740
Sensient Technologies Corp.	3,799	272,958
Total Basic Materials		6,092,065
Utilities - 4.0%
WGL Holdings, Inc.	3,343	281,547
MDU Resources Group, Inc.	10,328	273,484
National Fuel Gas Co.[1]	4,882	272,172
Aqua America, Inc.[1]	7,511	271,973
OGE Energy Corp.	8,329	268,194
Black Hills Corp.[1]	4,811	267,251
UGI Corp.	5,786	264,825
ONE Gas, Inc.	3,699	262,000
Westar Energy, Inc.	5,054	261,090
Atmos Energy Corp.	3,123	258,897
Great Plains Energy, Inc.	8,307	258,514
Hawaiian Electric Industries, Inc.	7,571	258,247
Southwest Gas Holdings, Inc.	3,465	254,955
IDACORP, Inc.	2,950	254,526
New Jersey Resources Corp.	6,515	252,782
Vectren Corp.	4,149	251,554
NorthWestern Corp.	4,536	246,486
PNM Resources, Inc.	6,357	242,202
Total Utilities		4,700,699
Communications - 3.8%
New York Times Co. — Class A	16,170	375,953
Plantronics, Inc.	5,662	334,001
Cars.com, Inc.*,1	10,726	318,455
LogMeIn, Inc.	2,452	308,462
TEGNA, Inc.	21,058	304,710
ViaSat, Inc.*,1	3,996	302,177
Cable One, Inc.	423	298,651
Telephone & Data Systems, Inc.	10,794	296,079
Ciena Corp.*,1	13,713	291,813
InterDigital, Inc.	3,715	289,955
John Wiley & Sons, Inc. — Class A	4,521	286,631
FactSet Research Systems, Inc.[1]	1,423	285,582
AMC Networks, Inc. —Class A*,1	5,360	276,522
Meredith Corp.	4,005	264,891
ARRIS International plc*	9,792	247,738
Total Communications		4,481,620
Total Common Stocks
(Cost $104,760,959)		118,608,661

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[2]	88,598	88,598
Total Money Market Fund
(Cost $88,598)		88,598

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 8.0%
Repurchase Agreements
Nomura Securities International, Inc. issued 01/31/18 at 1.36% due 02/01/18	$2,200,934	$2,200,934
Daiwa Capital Markets America issued 01/31/18 at 1.35% due 02/01/18	2,200,934	2,200,934
Cantor Fitzgerald Securities issued 01/31/18 at 1.35% due 02/01/18	2,200,934	2,200,934
Deutsche Bank Securities, Inc. issued 01/31/18 at 1.42% due 02/01/18	2,200,900	2,200,900
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 01/31/18 at 1.34% due 02/01/18	652,174	652,174
Total Securities Lending Collateral
(Cost $9,455,876)		9,455,876
Total Investments - 108.0%
(Cost $114,305,433)		$128,153,135
Other Assets & Liabilities, net - (8.0)%		(9,441,789)
Total Net Assets - 100.0%		$118,711,346

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at January 31, 2018 — See Note 4.
[2]	Rate indicated is the 7 day yield as of January 31, 2018.
[3]	Securities lending collateral — See Note 4. plc —Public Limited Company REIT —Real Estate Investment Trust See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$118,608,661	$—	$—	$118,608,661
Money Market Fund	88,598	—	—	88,598
Securities Lending Collateral	—	9,455,876	—	9,455,876
Total Assets	$118,697,259	$9,455,876	$—	$128,153,135

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P MidCap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 24.9%
ABIOMED, Inc.*	57,077	$13,413,095
Akorn, Inc.*,1	356,832	11,497,127
Bioverativ, Inc.*	107,692	11,098,738
Catalent, Inc.*	209,370	9,744,080
LivaNova plc*,1	113,503	9,710,181
Masimo Corp.*	87,293	8,226,492
Globus Medical, Inc. —Class A*,1	168,449	7,755,392
Hill-Rom Holdings, Inc.	86,784	7,405,279
Live Nation Entertainment, Inc.*,1	161,926	7,296,385
Sprouts Farmers Market, Inc.*,1	247,954	6,925,355
Charles River Laboratories International, Inc.*	59,890	6,314,801
Brink's Co.	75,471	6,294,281
Service Corporation International	133,401	5,332,038
Encompass Health Corp.	98,016	5,187,007
Bio-Techne Corp.	35,830	5,026,591
Lamb Weston Holdings, Inc.	85,026	4,982,524
Teleflex, Inc.	17,170	4,768,968
MarketAxess Holdings, Inc.[1]	22,320	4,379,407
Sotheby's*,1	81,510	4,300,468
Rollins, Inc.	81,826	4,037,295
CoreLogic, Inc.*	79,508	3,765,499
WEX, Inc.*	20,114	3,113,848
Bio-Rad Laboratories, Inc. —Class A*	10,228	2,644,245
Total Consumer, Non-cyclical		153,219,096
Technology - 20.9%
IPG Photonics Corp.*,1	48,239	12,153,816
MKS Instruments, Inc.	110,197	11,273,152
Medidata Solutions, Inc.*,1	162,676	11,079,862
MSCI, Inc. — Class A	71,351	9,934,200
Fortinet, Inc.*	206,198	9,493,356
Broadridge Financial Solutions, Inc.	80,794	7,789,350
Teradyne, Inc.	163,987	7,517,164
Monolithic Power Systems, Inc.	60,802	7,242,734
Integrated Device Technology, Inc.*,1	230,714	6,898,348
Blackbaud, Inc.[1]	66,233	6,346,446
Cirrus Logic, Inc.*	106,808	5,294,473
Tyler Technologies, Inc.*,1	24,609	4,958,960
Ultimate Software Group, Inc.*,1	19,267	4,487,092
Fair Isaac Corp.	25,746	4,445,305
MAXIMUS, Inc.	64,182	4,375,929
j2 Global, Inc.[1]	54,239	4,338,578
Silicon Laboratories, Inc.*	44,709	4,301,006
Jack Henry & Associates, Inc.	31,790	3,962,941
Microsemi Corp.*	50,731	3,134,668
Total Technology		129,027,380
Industrial - 18.4%
Louisiana-Pacific Corp.*	397,077	11,757,450
Cognex Corp.	155,830	9,719,116
Jabil, Inc.	377,909	9,610,226
KLX, Inc.*	133,527	9,435,017
Dycom Industries, Inc.*,1	80,081	9,346,254
Coherent, Inc.*,1	34,823	9,037,265
Zebra Technologies Corp. —Class A*	69,030	8,501,735
Graco, Inc.	146,822	6,871,270
Littelfuse, Inc.[1]	26,345	5,725,822
Old Dominion Freight Line, Inc.	36,304	5,316,721
Lennox International, Inc.[1]	22,647	4,935,008
Orbital ATK, Inc.	37,235	4,911,296
Teledyne Technologies, Inc.*	18,462	3,524,765
Trimble, Inc.*	73,997	3,263,268
IDEX Corp.	21,949	3,149,243
National Instruments Corp.	60,320	3,012,381
Eagle Materials, Inc.	24,958	2,796,544
Nordson Corp.	18,694	2,686,702
Total Industrial		113,600,083
Consumer, Cyclical - 17.6%
Skechers U.S.A., Inc. —Class A*	272,237	11,213,441
KB Home	333,994	10,527,490
Churchill Downs, Inc.[1]	38,692	10,021,228
TRI Pointe Group, Inc.*	560,692	9,144,886
Scientific Games Corp. —Class A*,1	191,000	8,910,150
NVR, Inc.*	2,801	8,902,054
Toll Brothers, Inc.	187,939	8,754,199
Thor Industries, Inc.	60,166	8,222,286
Copart, Inc.*,1	167,053	7,362,026
Herman Miller, Inc.	163,204	6,609,762
Delphi Technologies plc*	106,037	5,856,424
Domino's Pizza, Inc.	24,255	5,259,697
Polaris Industries, Inc.[1]	35,256	3,984,281
Pool Corp.	25,566	3,457,546
Total Consumer, Cyclical		108,225,470
Financial - 12.8%
CNO Financial Group, Inc.	390,432	9,600,722
First Industrial Realty Trust, Inc. REIT	219,144	6,762,784
Primerica, Inc.	66,235	6,689,735
Janus Henderson Group plc[1]	165,226	6,506,600
Kemper Corp.[1]	89,807	5,823,984
DCT Industrial Trust, Inc. REIT[1]	91,610	5,422,396
SEI Investments Co.	69,091	5,192,189
CoreSite Realty Corp. REIT[1]	44,836	4,856,636
Bank of the Ozarks	93,011	4,645,899
Synovus Financial Corp.	91,877	4,629,682
East West Bancorp, Inc.	64,728	4,266,222
SVB Financial Group*	14,183	3,496,819
Texas Capital Bancshares, Inc.*,1	34,539	3,274,297
Federated Investors, Inc. — Class B	92,729	3,215,842
Interactive Brokers Group, Inc. —Class A1	38,881	2,487,995
Eaton Vance Corp.	39,276	2,270,153
Total Financial		79,141,955
Communications - 2.9%
LogMeIn, Inc.[1]	47,952	6,032,362
New York Times Co. —Class A1	203,464	4,730,538
FactSet Research Systems, Inc.[1]	18,840	3,781,000

Guggenheim S&P MidCap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Communications - 2.9% (continued)
InterDigital, Inc.	46,227	$3,608,017
Total Communications		18,151,917
Basic Materials - 2.4%
Royal Gold, Inc.	69,765	6,209,085
Versum Materials, Inc.	145,138	5,341,078
Chemours Co.	57,958	2,991,792
Total Basic Materials		14,541,955
Total Common Stocks
(Cost $528,618,839)		615,907,856

MONEY MARKET FUND† - 0.2%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[2]	954,761	954,761
Total Money Market Fund
(Cost $954,761)		954,761

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 1.3%
Repurchase Agreements
Deutsche Bank Securities, Inc. issued 01/31/18 at 1.42% due 02/01/18	$1,902,000	1,902,000
Nomura Securities International, Inc. issued 01/31/18 at 1.36% due 02/01/18	1,901,980	1,901,980
Daiwa Capital Markets America issued 01/31/18 at 1.35% due 02/01/18	1,901,980	1,901,980
Jefferies LLC issued 01/31/18 at 1.46% due 02/01/18	1,901,980	1,901,980
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 01/31/18 at 1.34% due 02/01/18	563,470	563,470
Total Securities Lending Collateral
(Cost $8,171,410)		8,171,410
Total Investments - 101.4%
(Cost $537,745,010)		$625,034,027
Other Assets & Liabilities, net - (1.4)%		(8,502,805)
Total Net Assets - 100.0%		$616,531,222

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at January 31, 2018 — See Note 4.
[2]	Rate indicated is the 7 day yield as of January 31, 2018.
[3]	Securities lending collateral — See Note 4. plc —Public Limited Company REIT — Real Estate Investment Trust See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$615,907,856	$—	$—	$615,907,856
Money Market Fund	954,761	—	—	954,761
Securities Lending Collateral	—	8,171,410	—	8,171,410
Total Assets	$616,862,617	$8,171,410	$—	$625,034,027

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P MidCap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Cyclical - 18.9%
Dillard's, Inc. —Class A1	45,018	$3,041,415
Office Depot, Inc.	883,711	2,872,061
World Fuel Services Corp.	93,792	2,615,859
GameStop Corp. —Class A1	151,546	2,547,488
Bed Bath & Beyond, Inc.[1]	110,255	2,544,685
Dick's Sporting Goods, Inc.[1]	67,160	2,112,854
AutoNation, Inc.*,1	30,391	1,830,146
Cooper Tire & Rubber Co.[1]	37,361	1,460,815
Big Lots, Inc.	17,688	1,075,077
JetBlue Airways Corp.*	39,695	828,038
HNI Corp.	17,007	661,402
International Speedway Corp. — Class A	12,702	589,373
Total Consumer, Cyclical		22,179,213
Industrial - 18.8%
Avnet, Inc.	70,046	2,976,955
Tech Data Corp.*	23,182	2,324,459
Arrow Electronics, Inc.*	28,252	2,298,018
AECOM*,1	55,645	2,176,276
SYNNEX Corp.	11,988	1,471,287
Esterline Technologies Corp.*	19,042	1,400,539
Ryder System, Inc.	13,865	1,206,671
AGCO Corp.	13,406	973,544
Regal Beloit Corp.	12,485	972,582
Trinity Industries, Inc.	22,680	781,780
KBR, Inc.[1]	38,400	781,056
EMCOR Group, Inc.	9,440	767,283
Greif, Inc. — Class A	12,636	747,040
Worthington Industries, Inc.	14,557	680,685
Owens-Illinois, Inc.*	29,214	678,349
Kirby Corp.*,1	8,597	643,915
GATX Corp.[1]	8,578	610,239
Knowles Corp.*,1	33,285	507,263
Total Industrial		21,997,941
Financial - 17.3%
Genworth Financial, Inc. —Class A*	865,134	2,647,310
Legg Mason, Inc.	39,040	1,663,885
Old Republic International Corp.	72,363	1,555,081
Reinsurance Group of America, Inc. — Class A	8,690	1,361,288
Alleghany Corp.*	1,581	992,394
Aspen Insurance Holdings Ltd.	26,514	990,298
New York Community Bancorp, Inc.[1]	68,012	963,050
Stifel Financial Corp.	14,101	952,100
Hanover Insurance Group, Inc.	8,355	945,368
WR Berkley Corp.	12,467	909,842
FNB Corp.	62,368	894,981
Sabra Health Care REIT, Inc.	46,711	845,469
LaSalle Hotel Properties REIT[1]	22,438	685,257
Mercury General Corp.	13,965	683,587
Washington Prime Group, Inc. REIT[1]	100,968	664,369
American Financial Group, Inc.	5,824	660,092
PacWest Bancorp	11,896	623,707
Associated Banc-Corp.[1]	23,969	593,233
Umpqua Holdings Corp.	26,326	569,958
United Bankshares, Inc.[1]	15,234	560,611
Alexander & Baldwin, Inc. REIT[1]	19,224	509,820
Total Financial		20,271,700
Consumer, Non-cyclical - 16.3%
LifePoint Health, Inc.*,1	62,901	3,110,455
Owens & Minor, Inc.[1]	132,706	2,794,789
United Natural Foods, Inc.*,1	43,217	2,057,129
TreeHouse Foods, Inc.*,1	42,551	2,006,705
Dean Foods Co.[1]	158,998	1,648,809
Acadia Healthcare Company, Inc.*	46,937	1,599,613
ManpowerGroup, Inc.	10,826	1,422,428
Aaron's, Inc.	25,910	1,059,460
Avis Budget Group, Inc.*,1	23,068	1,037,137
Graham Holdings Co. — Class B	1,658	985,598
MEDNAX, Inc.*	13,206	697,409
Adtalem Global Education, Inc.*,1	13,446	618,516
Total Consumer, Non-cyclical		19,038,048
Energy - 14.2%
NOW, Inc.*,1	198,199	2,336,767
PBF Energy, Inc. — Class A	61,569	1,990,526
Diamond Offshore Drilling, Inc.*,1	92,405	1,633,720
HollyFrontier Corp.	30,833	1,478,751
Ensco plc —Class A1	246,228	1,452,745
Murphy USA, Inc.*,1	15,656	1,335,613
QEP Resources, Inc.*	125,112	1,171,049
Rowan Companies plc —Class A*,1	73,615	1,083,613
Oceaneering International, Inc.	47,655	985,505
Murphy Oil Corp.	29,623	950,898
Gulfport Energy Corp.*,1	85,355	868,060
CNX Resources Corp.*	61,953	867,962
Callon Petroleum Co.*	43,295	491,398
Total Energy		16,646,607
Basic Materials - 7.5%
Domtar Corp.	44,045	2,262,151
United States Steel Corp.	54,893	2,053,547
Reliance Steel & Aluminum Co.	21,599	1,891,856
Commercial Metals Co.	74,470	1,790,259
Allegheny Technologies, Inc.*,1	28,527	769,088
Total Basic Materials		8,766,901
Technology - 3.4%
Synaptics, Inc.*,1	25,245	1,094,118
Convergys Corp.	43,598	1,014,525
NCR Corp.*	20,897	783,847
Diebold Nixdorf, Inc.[1]	33,553	619,053
NetScout Systems, Inc.*,1	17,595	501,458
Total Technology		4,013,001
Communications - 3.0%
Telephone & Data Systems, Inc.	65,516	1,797,104
Ciena Corp.*,1	46,114	981,306
ARRIS International plc*	27,299	690,665
Total Communications		3,469,075
Total Common Stocks
(Cost $111,815,412)		116,382,486

Guggenheim S&P MidCap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
MONEY MARKET FUND† - 0.7%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[2]	780,291	$780,291
Total Money Market Fund
(Cost $780,291)		780,291

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 16.8%
Repurchase Agreements
Nomura Securities International, Inc. issued 01/31/18 at 1.36% due 02/01/18	$4,568,704	4,568,704
Daiwa Capital Markets America issued 01/31/18 at 1.35% due 02/01/18	4,568,704	4,568,704
Cantor Fitzgerald Securities issued 01/31/18 at 1.35% due 02/01/18	4,568,704	4,568,704
State of Wisconsin Investment Board issued 01/31/18 at 1.59% due 02/01/18	4,568,700	4,568,700
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 01/31/18 at 1.34% due 02/01/18	1,353,713	1,353,713
Total Securities Lending Collateral
(Cost $19,628,525)		19,628,525
Total Investments - 116.9%
(Cost $132,224,228)		$136,791,302
Other Assets & Liabilities, net - (16.9)%		(19,801,919)
Total Net Assets - 100.0%		$116,989,383

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at January 31, 2018 — See Note 4.
[2]	Rate indicated is the 7 day yield as of January 31, 2018.
[3]	Securities lending collateral — See Note 4. plc — Public Limited Company REIT —Real Estate Investment Trust See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$116,382,486	$—	$—	$116,382,486
Money Market Fund	780,291	—	—	780,291
Securities Lending Collateral	—	19,628,525	—	19,628,525
Total Assets	$117,162,777	$19,628,525	$—	$136,791,302

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 20.4%
Enanta Pharmaceuticals, Inc.*	1,018	$86,480
Nektar Therapeutics*,1	913	76,336
Abaxis, Inc.[1]	1,048	75,089
Diplomat Pharmacy, Inc.*,1	2,621	70,741
MiMedx Group, Inc.*,1	4,187	70,133
Cardtronics plc —Class A*	2,787	68,171
Momenta Pharmaceuticals, Inc.*	3,920	66,640
Community Health Systems, Inc.*,1	11,495	64,947
Corcept Therapeutics, Inc.*,1	2,749	63,268
Quorum Health Corp.*	10,165	62,718
Medicines Co.*,1	1,877	62,185
OraSure Technologies, Inc.*	2,832	61,624
Acorda Therapeutics, Inc.*,1	2,337	60,645
BioTelemetry, Inc.*,1	1,769	60,411
Team, Inc.*,1	3,501	59,518
Calavo Growers, Inc.[1]	682	59,334
Kindred Healthcare, Inc.	6,429	59,147
On Assignment, Inc.*	772	59,112
LendingTree, Inc.*,1	158	58,120
Anika Therapeutics, Inc.*	871	58,113
Tactile Systems Technology, Inc.*,1	1,800	56,754
Cytokinetics, Inc.*	6,150	56,580
Providence Service Corp.*	879	56,546
Haemonetics Corp.*	872	56,375
Tivity Health, Inc.*,1	1,454	56,342
CONMED Corp.	975	56,336
Impax Laboratories, Inc.*,1	2,894	56,288
Ligand Pharmaceuticals, Inc. —Class B*,1	356	56,113
Lantheus Holdings, Inc.*	2,438	56,074
Spectrum Pharmaceuticals, Inc.*,1	2,601	56,025
Varex Imaging Corp.*	1,311	55,678
Sucampo Pharmaceuticals, Inc. —Class A*	3,077	55,232
Emergent BioSolutions, Inc.*	1,132	55,230
Innoviva, Inc.*,1	3,784	55,208
Cantel Medical Corp.	496	55,021
Heidrick & Struggles International, Inc.	2,067	54,569
Cutera, Inc.*	1,100	54,560
Meridian Bioscience, Inc.	3,469	54,290
Chemed Corp.	208	54,199
LeMaitre Vascular, Inc.	1,552	54,009
ICU Medical, Inc.*	235	53,804
Myriad Genetics, Inc.*,1	1,456	53,697
Orthofix International N.V.*	930	53,419
Healthcare Services Group, Inc.[1]	963	53,138
Cambrex Corp.*	942	53,082
Andersons, Inc.	1,555	53,026
HealthEquity, Inc.*,1	1,047	53,000
Integra LifeSciences Holdings Corp.*,1	1,005	52,923
Integer Holdings Corp.*	1,055	52,908
Invacare Corp.[1]	2,869	52,790
Navigant Consulting, Inc.*	2,569	52,716
AMN Healthcare Services, Inc.*,1	982	52,684
Merit Medical Systems, Inc.*	1,134	52,674
US Physical Therapy, Inc.	692	52,557
Korn/Ferry International	1,173	52,269
Insperity, Inc.	848	51,940
Resources Connection, Inc.	3,174	51,895
HMS Holdings Corp.*	2,996	51,321
Matthews International Corp. — Class A	916	51,296
Monro, Inc.[1]	906	51,189
Phibro Animal Health Corp. — Class A	1,502	51,143
Inogen, Inc.*,1	418	50,929
Inter Parfums, Inc.	1,115	50,844
WD-40 Co.	409	50,614
Darling Ingredients, Inc.*,1	2,720	50,428
B&G Foods, Inc.[1]	1,528	50,424
Supernus Pharmaceuticals, Inc.*,1	1,289	50,335
Seneca Foods Corp. —Class A*	1,586	50,038
Magellan Health, Inc.*	501	49,900
John B Sanfilippo & Son, Inc.[1]	796	49,846
Ensign Group, Inc.	2,163	49,814
LHC Group, Inc.*	792	49,738
Amphastar Pharmaceuticals, Inc.*,1	2,665	49,676
Almost Family, Inc.*	868	49,519
Viad Corp.	871	49,473
Green Dot Corp. —Class A*	805	49,314
FTI Consulting, Inc.*	1,131	49,165
AMAG Pharmaceuticals, Inc.*,1	3,416	49,020
CryoLife, Inc.*	2,596	48,935
Repligen Corp.*,1	1,383	48,917
Amedisys, Inc.*	912	48,901
Strayer Education, Inc.	527	48,737
Eagle Pharmaceuticals, Inc.*,1	815	48,713
Cross Country Healthcare, Inc.*,1	3,469	48,601
Kelly Services, Inc. — Class A	1,716	48,580
Heska Corp.*,1	622	48,485
TrueBlue, Inc.*	1,769	48,382
Luminex Corp.	2,395	48,355
AngioDynamics, Inc.*	2,772	48,261
Career Education Corp.*	3,860	47,864
Neogen Corp.*	810	47,814
Forrester Research, Inc.	1,094	47,753
ANI Pharmaceuticals, Inc.*,1	710	47,684
American Public Education, Inc.*	1,877	47,676
Travelport Worldwide Ltd.	3,500	47,635
Select Medical Holdings Corp.*	2,689	47,595
Analogic Corp.	572	47,419
Surmodics, Inc.*	1,617	47,378
Capella Education Co.	595	47,332
Medifast, Inc.	676	46,448
CorVel Corp.*	893	46,123
J&J Snack Foods Corp.	333	46,101
Alarm.com Holdings, Inc.*	1,200	46,056
Coca-Cola Bottling Company Consolidated[1]	227	45,972

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 20.4% (continued)
Progenics Pharmaceuticals, Inc.*,1	7,854	$45,946
SpartanNash Co.	1,885	45,937
ABM Industries, Inc.	1,199	45,598
Rent-A-Center, Inc.[1]	4,176	45,226
Cal-Maine Foods, Inc.*,1	1,059	45,060
Depomed, Inc.*	6,120	44,982
RR Donnelley & Sons Co.	5,292	43,235
Universal Corp.	859	41,232
Natus Medical, Inc.*,1	1,308	40,613
LSC Communications, Inc.	2,945	40,288
NutriSystem, Inc.	931	40,266
SUPERVALU, Inc.*	2,453	38,856
Central Garden & Pet Co. —Class A*	963	36,324
Lannett Company, Inc.*,1	1,735	35,307
Central Garden & Pet Co.*,1	286	11,208
Total Consumer, Non-cyclical		6,208,504
Financial - 19.1%
World Acceptance Corp.*,1	620	73,191
BofI Holding, Inc.*,1	1,795	64,566
Meta Financial Group, Inc.[1]	542	63,414
OFG Bancorp	5,288	60,283
Piper Jaffray Cos.	641	59,164
First BanCorp*	9,781	58,685
United Insurance Holdings Corp.	2,992	57,806
Enova International, Inc.*	3,206	57,387
Investment Technology Group, Inc.	2,681	57,266
Ameris Bancorp	1,047	56,067
Universal Insurance Holdings, Inc.	1,897	55,773
Fidelity Southern Corp.	2,320	55,587
United Community Banks, Inc.	1,751	55,472
Customers Bancorp, Inc.*	1,803	55,262
Evercore, Inc. — Class A	547	55,001
HCI Group, Inc.	1,567	54,767
RLI Corp.[1]	847	54,428
Stewart Information Services Corp.	1,210	53,857
Virtus Investment Partners, Inc.	419	53,632
HFF, Inc. — Class A	1,077	52,999
LegacyTexas Financial Group, Inc.	1,197	52,715
Hersha Hospitality Trust REIT	2,824	52,384
Waddell & Reed Financial, Inc. —Class A1	2,275	52,325
Oritani Financial Corp.	3,132	52,305
Pacific Premier Bancorp, Inc.*	1,282	52,242
Simmons First National Corp. —Class A1	887	52,200
National Bank Holdings Corp. — Class A	1,570	52,187
Great Western Bancorp, Inc.	1,227	51,717
NMI Holdings, Inc. —Class A*	2,811	51,582
ServisFirst Bancshares, Inc.	1,212	51,413
Maiden Holdings Ltd.[1]	7,289	51,387
DiamondRock Hospitality Co. REIT	4,368	51,368
Hope Bancorp, Inc.	2,682	51,065
First Financial Bancorp	1,783	50,816
Glacier Bancorp, Inc.[1]	1,294	50,750
Pennsylvania Real Estate Investment Trust[1]	4,543	50,700
Brookline Bancorp, Inc.	3,166	50,656
American Equity Investment Life Holding Co.	1,532	50,556
Independent Bank Corp.	706	50,373
First Financial Bankshares, Inc.[1]	1,081	50,213
Summit Hotel Properties, Inc. REIT[1]	3,240	50,188
Hanmi Financial Corp.	1,588	50,022
S&T Bancorp, Inc.	1,239	50,006
Northwest Bancshares, Inc.	2,951	49,724
First Midwest Bancorp, Inc.	1,999	49,695
INTL FCStone, Inc.*	1,142	49,677
City Holding Co.	722	49,674
PRA Group, Inc.*,1	1,384	49,478
HomeStreet, Inc.*	1,676	49,358
Apollo Commercial Real Estate Finance, Inc. REIT[1]	2,716	49,350
Navigators Group, Inc.	1,013	49,232
Opus Bank	1,815	49,187
Chatham Lodging Trust REIT	2,193	49,123
Southside Bancshares, Inc.	1,426	48,955
Bank Mutual Corp.	4,686	48,734
CBL & Associates Properties, Inc. REIT	8,754	48,672
Westamerica Bancorporation	819	48,624
Tompkins Financial Corp.	590	48,598
Franklin Street Properties Corp. REIT	4,786	48,530
Community Bank System, Inc.	910	48,503
Selective Insurance Group, Inc.	832	48,464
Northfield Bancorp, Inc.	2,878	48,293
NBT Bancorp, Inc.	1,308	48,278
CVB Financial Corp.	2,062	48,251
Chesapeake Lodging Trust REIT	1,756	48,062
First Commonwealth Financial Corp.	3,316	47,983
Provident Financial Services, Inc.	1,823	47,963
WageWorks, Inc.*	792	47,956
Boston Private Financial Holdings, Inc.	3,114	47,956
National Storage Affiliates Trust REIT	1,887	47,873
Safety Insurance Group, Inc.	616	47,832
Old National Bancorp	2,757	47,696
WisdomTree Investments, Inc.	4,114	47,681
Financial Engines, Inc.	1,673	47,597
Central Pacific Financial Corp.	1,594	47,135
Columbia Banking System, Inc.	1,094	47,130
Banner Corp.	867	47,113
Ramco-Gershenson Properties Trust REIT	3,561	47,077
Greenhill & Company, Inc.[1]	2,529	46,913
Easterly Government Properties, Inc. REIT[1]	2,245	46,763
TrustCo Bank Corp. NY	5,436	46,750

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 19.1% (continued)
Walker & Dunlop, Inc.*	1,004	$46,636
EastGroup Properties, Inc. REIT	537	46,617
Infinity Property & Casualty Corp.	457	46,271
Third Point Reinsurance Ltd.*	3,247	46,270
Agree Realty Corp. REIT	960	46,214
Banc of California, Inc.[1]	2,326	45,822
United Fire Group, Inc.	1,054	45,733
Armada Hoffler Properties, Inc. REIT	3,172	45,645
Four Corners Property Trust, Inc. REIT	1,928	45,501
eHealth, Inc.*	2,592	45,412
RE/MAX Holdings, Inc. — Class A	917	45,254
Community Healthcare Trust, Inc. REIT[1]	1,697	45,208
Horace Mann Educators Corp.	1,094	45,182
Encore Capital Group, Inc.*,1	1,089	45,139
American Assets Trust, Inc. REIT	1,278	45,063
Government Properties Income Trust REIT	2,625	45,045
Getty Realty Corp. REIT	1,704	44,713
AMERISAFE, Inc.	735	44,651
Whitestone REIT — Class B	3,393	44,584
LTC Properties, Inc. REIT	1,085	44,463
Dime Community Bancshares, Inc.	2,327	44,213
CareTrust REIT, Inc.	2,779	44,158
Retail Opportunity Investments Corp. REIT	2,401	44,106
Acadia Realty Trust REIT	1,792	44,012
ProAssurance Corp.	803	43,924
PS Business Parks, Inc. REIT	359	43,837
Kite Realty Group Trust REIT	2,599	43,819
Invesco Mortgage Capital, Inc. REIT[1]	2,693	43,734
Capstead Mortgage Corp. REIT	5,324	43,710
ARMOUR Residential REIT, Inc.	1,860	43,543
Independence Realty Trust, Inc. REIT	4,732	43,487
Employers Holdings, Inc.	1,023	43,375
Lexington Realty Trust REIT	4,798	43,278
Universal Health Realty Income Trust REIT	647	43,058
Urstadt Biddle Properties, Inc. — Class A REIT	2,188	42,491
Saul Centers, Inc. REIT	774	42,361
Cedar Realty Trust, Inc. REIT	8,092	41,350
Total Financial		5,817,536
Consumer, Cyclical - 17.3%
iRobot Corp.*,1	736	65,320
Wabash National Corp.	2,362	61,010
Crocs, Inc.*,1	4,514	60,984
Tailored Brands, Inc.[1]	2,518	60,909
Boyd Gaming Corp.	1,537	60,665
Wingstop, Inc.[1]	1,210	58,516
Genesco, Inc.*	1,645	57,328
Biglari Holdings, Inc.*,1	138	56,951
Vitamin Shoppe, Inc.*,1	13,400	56,950
Fossil Group, Inc.*,1	7,151	56,921
Mobile Mini, Inc.[1]	1,500	56,775
Guess?, Inc.[1]	3,086	56,690
J.C. Penney Company, Inc.*,1	15,279	56,685
Anixter International, Inc.*	677	56,665
Abercrombie & Fitch Co. — Class A	2,731	56,559
Titan International, Inc.	4,195	55,835
Hibbett Sports, Inc.*,1	2,468	55,777
Marriott Vacations Worldwide Corp.[1]	366	55,753
Superior Industries International, Inc.	3,303	55,656
Penn National Gaming, Inc.*	1,725	55,045
Ollie's Bargain Outlet Holdings, Inc.*,1	985	54,717
Motorcar Parts of America, Inc.*	2,009	54,685
Oxford Industries, Inc.	693	54,608
Ruth's Hospitality Group, Inc.[1]	2,299	54,486
Wolverine World Wide, Inc.	1,655	54,334
Children's Place, Inc.[1]	362	54,228
Veritiv Corp.*,1	1,887	54,157
DineEquity, Inc.[1]	974	53,940
Vista Outdoor, Inc.*,1	3,557	53,889
Dorman Products, Inc.*	712	53,713
Ascena Retail Group, Inc.*	24,697	53,346
FirstCash, Inc.	727	53,144
Asbury Automotive Group, Inc.*	727	52,816
G-III Apparel Group Ltd.*	1,413	52,776
Allegiant Travel Co. —Class A1	331	52,712
Chuy's Holdings, Inc.*,1	1,975	52,338
Essendant, Inc.	5,781	52,318
SkyWest, Inc.	938	52,294
MDC Holdings, Inc.	1,546	52,115
MarineMax, Inc.*	2,268	52,051
Cooper-Standard Holdings, Inc.*	417	51,954
PetMed Express, Inc.	1,149	51,935
American Axle & Manufacturing Holdings, Inc.*,1	2,928	51,679
Standard Motor Products, Inc.	1,076	51,540
Chico's FAS, Inc.	5,418	51,525
Steven Madden Ltd.*	1,114	51,467
Cavco Industries, Inc.*,1	335	51,305
Lithia Motors, Inc. — Class A	407	50,859
BJ's Restaurants, Inc.[1]	1,338	50,510
Daktronics, Inc.	5,442	50,393
Callaway Golf Co.[1]	3,403	50,262
Interface, Inc. — Class A	2,009	50,125
Finish Line, Inc. — Class A	4,424	50,124
Tile Shop Holdings, Inc.	5,347	49,994
UniFirst Corp.	301	49,755
Belmond Ltd. —Class A*,1	3,856	49,742
Universal Electronics, Inc.*	1,073	49,465
Installed Building Products, Inc.*,1	685	49,286
Red Robin Gourmet Burgers, Inc.*,1	936	49,280
Movado Group, Inc.	1,610	49,266

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Cyclical - 17.3% (continued)
Sonic Automotive, Inc. —Class A1	2,277	$49,069
Sleep Number Corp.*	1,302	49,008
Regis Corp.*	3,078	49,002
ScanSource, Inc.*	1,432	48,974
Perry Ellis International, Inc.*	2,033	48,752
Unifi, Inc.*	1,366	48,643
Monarch Casino & Resort, Inc.*	1,066	48,567
Gentherm, Inc.*,1	1,516	48,512
Zumiez, Inc.*,1	2,320	48,140
Fox Factory Holding Corp.*	1,244	47,707
Five Below, Inc.*,1	734	47,659
EZCORP, Inc. —Class A*	4,033	47,589
Fiesta Restaurant Group, Inc.*,1	2,478	47,578
Group 1 Automotive, Inc.[1]	606	47,541
Nautilus, Inc.*,1	3,685	47,352
La-Z-Boy, Inc.	1,558	46,974
El Pollo Loco Holdings, Inc.*,1	4,641	46,642
Francesca's Holdings Corp.*	8,000	46,640
LGI Homes, Inc.*,1	688	46,564
Shake Shack, Inc. —Class A*,1	1,065	46,551
Sonic Corp.	1,786	46,150
William Lyon Homes —Class A*	1,698	46,101
Marcus Corp.	1,767	45,942
Hawaiian Holdings, Inc.	1,221	45,604
M/I Homes, Inc.*	1,405	45,438
Meritage Homes Corp.*	956	45,362
Lumber Liquidators Holdings, Inc.*,1	1,623	45,347
Caleres, Inc.	1,520	45,053
DSW, Inc. — Class A	2,216	44,386
RH*,1	470	44,175
Haverty Furniture Companies, Inc.	1,966	43,842
Buckle, Inc.[1]	2,181	43,729
Barnes & Noble Education, Inc.*	6,568	43,677
Shoe Carnival, Inc.	1,909	43,621
Fred's, Inc. —Class A1	13,120	43,427
LCI Industries	386	42,557
Ethan Allen Interiors, Inc.	1,705	42,369
Dave & Buster's Entertainment, Inc.*	891	41,877
Kirkland's, Inc.*	3,784	40,148
Winnebago Industries, Inc.	875	39,769
Vera Bradley, Inc.*	4,219	39,195
Big 5 Sporting Goods Corp.[1]	6,694	37,821
Cato Corp. — Class A	3,180	37,778
Barnes & Noble, Inc.	7,511	35,302
Core-Mark Holding Company, Inc.[1]	1,539	33,997
Express, Inc.*	4,385	30,607
Total Consumer, Cyclical		5,286,865
Industrial - 17.2%
KapStone Paper and Packaging Corp.	2,167	75,065
KEMET Corp.*	3,402	69,265
DXP Enterprises, Inc.*	1,767	60,450
TimkenSteel Corp.*,1	3,652	59,126
Matson, Inc.	1,725	59,013
Gibraltar Industries, Inc.*	1,563	57,986
TopBuild Corp.*	753	57,635
Powell Industries, Inc.	1,767	57,586
Applied Industrial Technologies, Inc.	772	56,935
Haynes International, Inc.	1,590	56,922
Marten Transport Ltd.	2,451	56,862
Proto Labs, Inc.*,1	519	56,753
CIRCOR International, Inc.[1]	1,067	56,572
American Woodmark Corp.*	415	56,378
Astec Industries, Inc.[1]	903	56,347
Electro Scientific Industries, Inc.*	2,405	56,325
Raven Industries, Inc.	1,454	56,051
Insteel Industries, Inc.	1,772	55,516
Olympic Steel, Inc.	2,376	55,385
Boise Cascade Co.[1]	1,237	54,985
Triumph Group, Inc.[1]	1,858	54,161
Saia, Inc.*	716	54,094
Tennant Co.[1]	798	53,785
Watts Water Technologies, Inc. — Class A	672	53,592
Chart Industries, Inc.*,1	1,079	53,486
FARO Technologies, Inc.*	990	53,361
Axon Enterprise, Inc.*,1	2,008	53,132
Myers Industries, Inc.	2,529	53,109
Kaman Corp.	847	53,107
Encore Wire Corp.	1,041	52,675
Rogers Corp.*	319	52,564
Echo Global Logistics, Inc.*	1,792	52,326
Itron, Inc.*	710	51,972
Badger Meter, Inc.[1]	1,078	51,960
TTM Technologies, Inc.*	3,150	51,944
CTS Corp.	1,882	51,754
Forward Air Corp.	848	51,482
Moog, Inc. —Class A*	570	51,334
US Ecology, Inc.	977	51,048
John Bean Technologies Corp.[1]	446	50,733
Tetra Tech, Inc.	1,019	50,644
Sturm Ruger & Company, Inc.[1]	956	50,620
Standex International Corp.	482	50,585
Hub Group, Inc. —Class A*	1,046	50,260
Multi-Color Corp.	648	50,220
AAON, Inc.	1,379	50,196
Alamo Group, Inc.	434	49,923
National Presto Industries, Inc.[1]	490	49,808
SPX FLOW, Inc.*	1,073	49,755
Exponent, Inc.	671	49,755
SPX Corp.*	1,590	49,688
Albany International Corp. — Class A	781	49,554
Federal Signal Corp.	2,426	49,345
Park Electrochemical Corp.	2,694	49,300
Franklin Electric Company, Inc.	1,086	49,196
General Cable Corp.	1,655	49,154
Harsco Corp.*	2,746	49,153
Barnes Group, Inc.[1]	747	49,145
Trex Company, Inc.*,1	439	48,988
Quanex Building Products Corp.[1]	2,351	48,666
EnPro Industries, Inc.	552	48,570

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 17.2% (continued)
Orion Group Holdings, Inc.*	6,458	$48,564
Greenbrier Companies, Inc.	967	48,495
ESCO Technologies, Inc.	793	48,492
Comfort Systems USA, Inc.	1,137	48,436
Apogee Enterprises, Inc.	1,064	48,423
Actuant Corp. —Class A1	1,955	48,386
Atlas Air Worldwide Holdings, Inc.*	859	48,362
Benchmark Electronics, Inc.*	1,670	48,347
Simpson Manufacturing Company, Inc.	823	48,343
Plexus Corp.*	809	48,338
PGT Innovations, Inc.*	3,019	48,153
Heartland Express, Inc.	2,118	48,057
Brady Corp. — Class A	1,256	48,042
Advanced Energy Industries, Inc.*	675	48,013
Universal Forest Products, Inc.	1,285	47,969
LSB Industries, Inc.*,1	5,648	47,952
Patrick Industries, Inc.*	748	47,909
Tredegar Corp.	2,610	47,894
Hillenbrand, Inc.	1,081	47,888
Methode Electronics, Inc.	1,167	47,672
Lindsay Corp.	534	47,638
II-VI, Inc.*	1,114	47,512
OSI Systems, Inc.*,1	719	47,512
Cubic Corp.	818	47,485
Briggs & Stratton Corp.	1,945	47,030
AAR Corp.	1,162	47,026
Griffon Corp.[1]	2,345	47,017
MYR Group, Inc.*	1,366	46,280
ArcBest Corp.	1,294	46,002
Mueller Industries, Inc.	1,379	45,631
Aerovironment, Inc.*,1	885	45,454
Lydall, Inc.*	950	45,410
AZZ, Inc.	997	45,364
Aegion Corp. —Class A*	1,808	45,345
US Concrete, Inc.*,1	575	44,764
Aerojet Rocketdyne Holdings, Inc.*	1,618	44,495
Control4 Corp.*	1,627	44,108
Sanmina Corp.*	1,589	41,552
Applied Optoelectronics, Inc.*,1	1,271	41,168
Bel Fuse, Inc. — Class B	2,000	41,100
Fabrinet*,1	1,637	40,614
Vicor Corp.*,1	2,163	39,583
Roadrunner Transportation Systems, Inc.*	5,829	32,468
Total Industrial		5,249,594
Technology - 8.4%
Veeco Instruments, Inc.*	4,298	71,563
Progress Software Corp.	1,192	59,398
Xperi Corp.	2,516	56,484
Brooks Automation, Inc.	2,016	56,247
Rudolph Technologies, Inc.*	2,082	54,548
Digi International, Inc.*	5,269	54,534
Cabot Microelectronics Corp.	535	54,511
SPS Commerce, Inc.*	1,016	53,443
Cray, Inc.*	2,196	53,252
Bottomline Technologies de, Inc.*	1,454	53,071
Donnelley Financial Solutions, Inc.*	2,461	52,788
LivePerson, Inc.*	4,412	52,723
Qualys, Inc.*	843	52,688
Kopin Corp.*,1	15,769	52,353
Ebix, Inc.[1]	634	52,051
Super Micro Computer, Inc.*	2,277	51,973
Semtech Corp.*	1,447	51,803
MicroStrategy, Inc. —Class A*	376	51,786
CACI International, Inc. —Class A*	367	51,581
MaxLinear, Inc. —Class A*,1	1,983	51,142
Cohu, Inc.	2,235	50,891
ManTech International Corp. — Class A	975	50,768
Computer Programs & Systems, Inc.	1,695	50,765
CSG Systems International, Inc.	1,121	50,636
Electronics for Imaging, Inc.*	1,704	49,825
Sykes Enterprises, Inc.*	1,603	49,725
Insight Enterprises, Inc.*	1,339	49,704
DSP Group, Inc.*	3,782	49,544
Barracuda Networks, Inc.*	1,787	49,232
Diodes, Inc.*	1,742	49,107
Virtusa Corp.*	1,099	49,037
Power Integrations, Inc.	656	49,003
TTEC Holdings, Inc.	1,233	48,950
ExlService Holdings, Inc.*	802	48,722
CEVA, Inc.*	1,092	48,048
Monotype Imaging Holdings, Inc.	2,000	47,900
Agilysys, Inc.*	3,961	47,532
Omnicell, Inc.*,1	969	47,529
Nanometrics, Inc.*	1,901	47,088
Kulicke & Soffa Industries, Inc.*	2,039	46,917
Engility Holdings, Inc.*,1	1,778	46,512
Photronics, Inc.*	5,528	46,435
Quality Systems, Inc.*	3,549	46,137
Mercury Systems, Inc.*,1	960	46,099
MTS Systems Corp.	888	46,043
Lumentum Holdings, Inc.*,1	991	45,883
Ultra Clean Holdings, Inc.*,1	2,000	43,380
Axcelis Technologies, Inc.*	1,673	43,331
Synchronoss Technologies, Inc.*	5,313	42,717
Rambus, Inc.*	3,353	42,348
PDF Solutions, Inc.*,1	3,018	41,286
Total Technology		2,559,033
Communications - 6.3%
Shutterfly, Inc.*	1,081	73,670
NETGEAR, Inc.*	942	65,657
8x8, Inc.*	3,415	60,446
Blucora, Inc.*,1	2,435	59,414
Stamps.com, Inc.*,1	287	58,505
World Wrestling Entertainment, Inc. — Class A	1,623	57,373
Vonage Holdings Corp.*	4,959	55,492
DHI Group, Inc.*	30,750	55,350

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Communications - 6.3% (continued)
CalAmp Corp.*,1	2,232	$54,639
Liquidity Services, Inc.*	11,182	53,674
ATN International, Inc.	882	52,356
EW Scripps Co. —Class A*	3,230	51,712
HealthStream, Inc.*	2,197	51,673
General Communication, Inc. —Class A*	1,229	51,532
Perficient, Inc.*	2,657	51,466
Gannett Company, Inc.[1]	4,346	51,283
Comtech Telecommunications Corp.	2,367	51,198
Iridium Communications, Inc.*,1	4,017	51,016
VASCO Data Security International, Inc.*	3,539	50,962
Shutterstock, Inc.*,1	1,141	50,501
Viavi Solutions, Inc.*	5,864	50,313
QuinStreet, Inc.*	5,389	50,279
Consolidated Communications Holdings, Inc.[1]	3,990	49,676
Extreme Networks, Inc.*	3,300	49,599
XO Group, Inc.*	2,587	49,412
Cogent Communications Holdings, Inc.[1]	1,091	49,204
New Media Investment Group, Inc.	2,907	49,128
NIC, Inc.[1]	2,905	48,223
Spok Holdings, Inc.	3,084	48,110
ePlus, Inc.*	622	48,018
Scholastic Corp.	1,220	46,872
Cincinnati Bell, Inc.*	2,497	43,073
TiVo Corp.	3,075	42,896
Harmonic, Inc.*,1	11,576	42,252
Oclaro, Inc.*,1	7,008	41,628
Frontier Communications Corp.[1]	5,046	41,327
FTD Companies, Inc.*	6,910	40,493
ADTRAN, Inc.	2,221	35,536
Total Communications		1,933,958
Energy - 5.5%
Pioneer Energy Services Corp.*	24,000	77,999
Oil States International, Inc.*,1	2,200	70,400
Denbury Resources, Inc.*	28,276	68,711
CONSOL Energy, Inc.*	1,939	62,882
Unit Corp.*,1	2,476	59,993
McDermott International, Inc.*,1	6,777	59,502
Cloud Peak Energy, Inc.*	11,769	58,845
Flotek Industries, Inc.*,1	10,672	58,696
PDC Energy, Inc.*,1	1,106	57,346
SRC Energy, Inc.*,1	5,701	56,725
Helix Energy Solutions Group, Inc.*	7,518	56,611
Noble Corporation plc*,1	12,000	56,280
Bristow Group, Inc.[1]	3,463	53,365
Bill Barrett Corp.*	10,380	53,249
Newpark Resources, Inc.*,1	5,832	53,071
Gulf Island Fabrication, Inc.	3,998	51,574
Green Plains, Inc.[1]	2,946	51,556
Matrix Service Co.*	2,877	51,498
Carrizo Oil & Gas, Inc.*,1	2,453	49,330
Era Group, Inc.*	4,860	49,232
SunCoke Energy, Inc.*,1	4,433	49,206
SolarEdge Technologies, Inc.*,1	1,366	49,039
TETRA Technologies, Inc.*	12,551	48,196
Archrock, Inc.	5,179	48,165
SEACOR Holdings, Inc.*	1,032	48,071
Exterran Corp.*	1,631	47,103
FutureFuel Corp.	3,390	45,426
REX American Resources Corp.*,1	554	45,234
Geospace Technologies Corp.*	3,233	44,486
Par Pacific Holdings, Inc.*	2,414	44,007
CARBO Ceramics, Inc.*,1	5,134	40,867
Total Energy		1,666,665
Basic Materials - 4.4%
Century Aluminum Co.*	3,494	77,742
PH Glatfelter Co.	2,477	57,863
American Vanguard Corp.	2,631	55,646
Kaiser Aluminum Corp.	489	53,907
Kraton Corp.*	1,062	53,377
A. Schulman, Inc.	1,346	52,494
Clearwater Paper Corp.*	1,106	52,037
Deltic Timber Corp.	549	51,891
Materion Corp.	1,041	51,738
Aceto Corp.	4,689	51,625
Innospec, Inc.	715	51,337
Neenah Paper, Inc.	556	50,318
Schweitzer-Mauduit International, Inc.	1,108	50,170
Innophos Holdings, Inc.	1,073	49,648
US Silica Holdings, Inc.	1,477	49,169
Rayonier Advanced Materials, Inc.[1]	2,597	49,135
Quaker Chemical Corp.	319	49,094
Calgon Carbon Corp.[1]	2,289	48,870
AdvanSix, Inc.*	1,225	48,339
Stepan Co.	605	47,444
Ingevity Corp.*	653	47,375
Balchem Corp.	594	46,926
AK Steel Holding Corp.*,1	9,231	46,709
Hawkins, Inc.	1,317	46,490
Koppers Holdings, Inc.*	1,014	46,441
HB Fuller Co.	894	46,354
Total Basic Materials		1,332,139
Utilities - 1.2%
American States Water Co.	875	48,318
Avista Corp.	937	47,186
California Water Service Group	1,126	45,828
ALLETE, Inc.	613	44,406
South Jersey Industries, Inc.	1,491	43,895
El Paso Electric Co.	833	43,483
Northwest Natural Gas Co.	717	41,120
Spire, Inc.	612	40,698
Total Utilities		354,934
Total Common Stocks
(Cost $27,275,766)		30,409,228

RIGHTS††† - 0.0%
Dyax Corp.
Expires 03/06/18*,2	339	–
Total Rights
(Cost $–)		–

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
MONEY MARKET FUND† - 0.2%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[3]	51,452	$51,452
Total Money Market Fund
(Cost $51,452)		51,452

	Face Amount
SECURITIES LENDING COLLATERAL††,4 - 9.8%
Repurchase Agreements
Nomura Securities International, Inc. issued 01/31/18 at 1.36% due 02/01/18	$698,910	698,910
Daiwa Capital Markets America issued 01/31/18 at 1.35% due 02/01/18	698,910	698,910
Cantor Fitzgerald Securities issued 01/31/18 at 1.35% due 02/01/18	698,910	698,910
Deutsche Bank Securities, Inc. issued 01/31/18 at 1.42% due 02/01/18	698,900	698,900
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 01/31/18 at 1.34% due 02/01/18	207,079	207,079
Total Securities Lending Collateral
(Cost $3,002,709)		3,002,709
Total Investments - 109.8%
(Cost $30,329,927)		$33,463,389
Other Assets & Liabilities, net - (9.8)%		(2,990,863)
Total Net Assets - 100.0%		$30,472,526

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at January 31, 2018 — See Note 4.
[2]	Security was fair valued by the Valuation Committee at January 31, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Rate indicated is the 7 day yield as of January 31, 2018.
[4]	Securities lending collateral — See Note 4. plc — Public Limited Company REIT —Real Estate Investment Trust See Sector Classification in Other Information section.

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$30,409,228	$—	$—		$30,409,228
Rights	—	—	—	*	—	*
Money Market Fund	51,452	—	—		51,452
Securities Lending Collateral	—	3,002,709	—		3,002,709
Total Assets	$30,460,680	$3,002,709	$—		$33,463,389

*	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer, Non-cyclical - 34.9%
MiMedx Group, Inc.*,1	246,118	$4,122,476
OraSure Technologies, Inc.*	175,143	3,811,112
Enanta Pharmaceuticals, Inc.*	43,449	3,690,993
Corcept Therapeutics, Inc.*,1	155,659	3,582,492
LendingTree, Inc.*,1	9,121	3,355,160
BioTelemetry, Inc.*,1	98,122	3,350,866
Cutera, Inc.*	65,937	3,270,475
Innoviva, Inc.*,1	212,454	3,099,704
Supernus Pharmaceuticals, Inc.*,1	72,246	2,821,206
Calavo Growers, Inc.[1]	30,876	2,686,212
AMN Healthcare Services, Inc.*,1	47,189	2,531,690
Insperity, Inc.	40,543	2,483,259
Integer Holdings Corp.*	45,504	2,282,026
On Assignment, Inc.*	29,262	2,240,591
ICU Medical, Inc.*	8,661	1,982,936
Providence Service Corp.*	30,397	1,955,438
Amedisys, Inc.*	35,798	1,919,489
Ligand Pharmaceuticals, Inc. —Class B*,1	11,748	1,851,719
Healthcare Services Group, Inc.[1]	33,167	1,830,155
LeMaitre Vascular, Inc.[1]	52,164	1,815,307
Emergent BioSolutions, Inc.*	37,163	1,813,183
Korn/Ferry International	39,074	1,741,137
LHC Group, Inc.*	25,601	1,607,743
Inogen, Inc.*	13,058	1,590,987
NutriSystem, Inc.[1]	36,184	1,564,958
Central Garden & Pet Co. —Class A*	41,185	1,553,498
Merit Medical Systems, Inc.*	33,347	1,548,968
Momenta Pharmaceuticals, Inc.*	91,111	1,548,887
Coca-Cola Bottling Company Consolidated	7,448	1,508,369
Chemed Corp.	5,654	1,473,263
Cantel Medical Corp.	11,963	1,327,056
ANI Pharmaceuticals, Inc.*,1	19,229	1,291,420
Medifast, Inc.	18,660	1,282,129
Myriad Genetics, Inc.*,1	34,203	1,261,407
Repligen Corp.*	34,869	1,233,317
Nektar Therapeutics*,1	14,553	1,216,776
CorVel Corp.*	23,143	1,195,336
Tivity Health, Inc.*,1	30,649	1,187,649
Green Dot Corp. —Class A*	17,504	1,072,295
Neogen Corp.*	16,971	1,001,798
Heska Corp.*,1	11,578	902,505
Phibro Animal Health Corp. — Class A	25,737	876,345
Eagle Pharmaceuticals, Inc.*,1	13,718	819,925
Orthofix International N.V.*	13,694	786,583
Surmodics, Inc.*	26,613	779,761
Inter Parfums, Inc.	14,293	651,761
Lantheus Holdings, Inc.*	25,523	587,029
Central Garden & Pet Co.*,1	12,153	476,276
Total Consumer, Non-cyclical		88,583,667
Industrial - 17.4%
KEMET Corp.*,1	174,819	3,559,315
Applied Optoelectronics, Inc.*,1	91,119	2,951,344
TTM Technologies, Inc.*	171,685	2,831,086
TopBuild Corp.*	34,801	2,663,668
Proto Labs, Inc.*,1	20,610	2,253,704
EnPro Industries, Inc.	23,606	2,077,091
Trex Company, Inc.*,1	18,501	2,064,526
Electro Scientific Industries, Inc.*	84,213	1,972,268
Control4 Corp.*	71,678	1,943,191
Patrick Industries, Inc.*	29,139	1,866,353
PGT Innovations, Inc.*	115,864	1,848,031
US Concrete, Inc.*,1	21,569	1,679,147
II-VI, Inc.*,1	39,251	1,674,055
Rogers Corp.*,1	9,837	1,620,941
John Bean Technologies Corp.[1]	11,643	1,324,391
Alamo Group, Inc.	10,539	1,212,301
Comfort Systems USA, Inc.	25,991	1,107,217
Aerovironment, Inc.*,1	19,569	1,005,064
Harsco Corp.*	54,615	977,608
American Woodmark Corp.*	7,171	974,180
Aerojet Rocketdyne Holdings, Inc.*	30,500	838,750
Forward Air Corp.	13,508	820,071
Barnes Group, Inc.[1]	11,411	750,730
Simpson Manufacturing Company, Inc.	12,713	746,762
Vicor Corp.*,1	39,116	715,823
Axon Enterprise, Inc.*,1	25,590	677,111
Advanced Energy Industries, Inc.*	8,927	634,978
Raven Industries, Inc.	15,991	616,453
Albany International Corp. — Class A	9,617	610,199
Total Industrial		44,016,358
Consumer, Cyclical - 14.5%
LGI Homes, Inc.*,1	41,235	2,790,785
Installed Building Products, Inc.*,1	35,438	2,549,764
Five Below, Inc.*,1	34,209	2,221,190
Marriott Vacations Worldwide Corp.[1]	14,401	2,193,704
Sleep Number Corp.*	55,305	2,081,680
Ollie's Bargain Outlet Holdings, Inc.*,1	36,829	2,045,851
Cavco Industries, Inc.*	12,062	1,847,295
Fox Factory Holding Corp.*,1	48,042	1,842,411
Penn National Gaming, Inc.*	54,100	1,726,331
Ruth's Hospitality Group, Inc.[1]	69,803	1,654,331
Wingstop, Inc.	34,056	1,646,948
FirstCash, Inc.	22,503	1,644,969
iRobot Corp.*,1	17,860	1,585,075
Winnebago Industries, Inc.	34,691	1,576,706
Dave & Buster's Entertainment, Inc.*	31,981	1,503,107
RH*,1	14,423	1,355,618
Monarch Casino & Resort, Inc.*	29,720	1,354,043
PetMed Express, Inc.	29,916	1,352,203
LCI Industries[1]	11,554	1,273,829
Boyd Gaming Corp.	29,550	1,166,339
Interface, Inc. — Class A	29,361	732,557

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 14.5% (continued)
Shake Shack, Inc. —Class A*,1	14,812	$647,433
Total Consumer, Cyclical		36,792,169
Technology - 14.5%
Brooks Automation, Inc.	122,905	3,429,049
Qualys, Inc.*,1	49,331	3,083,188
Mercury Systems, Inc.*,1	61,612	2,958,608
Rudolph Technologies, Inc.*	103,320	2,706,983
Axcelis Technologies, Inc.*,1	102,610	2,657,599
Cohu, Inc.	114,584	2,609,078
CEVA, Inc.*	51,987	2,287,428
Virtusa Corp.*	48,778	2,176,473
Kulicke & Soffa Industries, Inc.*	88,064	2,026,353
MaxLinear, Inc. —Class A*,1	77,062	1,987,429
Ebix, Inc.[1]	20,863	1,712,853
Omnicell, Inc.*,1	28,857	1,415,436
Barracuda Networks, Inc.*	51,218	1,411,056
Quality Systems, Inc.*	98,444	1,279,772
Cabot Microelectronics Corp.	12,439	1,267,410
ExlService Holdings, Inc.*	18,884	1,147,203
TTEC Holdings, Inc.	20,538	815,359
Progress Software Corp.	15,351	764,940
SPS Commerce, Inc.*	11,160	587,016
Rambus, Inc.*	36,939	466,540
Total Technology		36,789,773
Financial - 11.7%
NMI Holdings, Inc. —Class A*,1	185,598	3,405,722
Four Corners Property Trust, Inc. REIT	123,283	2,909,479
National Storage Affiliates Trust REIT	108,116	2,742,903
National Bank Holdings Corp. — Class A	79,590	2,645,572
Walker & Dunlop, Inc.*	53,955	2,506,210
BofI Holding, Inc.*,1	53,673	1,930,618
Evercore, Inc. — Class A	18,296	1,839,663
Third Point Reinsurance Ltd.*,1	124,249	1,770,548
HFF, Inc. — Class A	32,448	1,596,766
Easterly Government Properties, Inc. REIT[1]	71,822	1,496,052
LegacyTexas Financial Group, Inc.	30,471	1,341,943
Meta Financial Group, Inc.[1]	10,850	1,269,450
Pacific Premier Bancorp, Inc.*	27,968	1,139,696
ServisFirst Bancshares, Inc.	20,910	887,002
Lexington Realty Trust REIT	82,227	741,688
WageWorks, Inc.*	11,165	676,041
EastGroup Properties, Inc. REIT	7,430	644,998
Total Financial		29,544,351
Communications - 5.3%
Stamps.com, Inc.*,1	13,200	2,690,820
World Wrestling Entertainment, Inc. — Class A	68,115	2,407,865
QuinStreet, Inc.*	179,591	1,675,584
CalAmp Corp.*	64,616	1,581,800
Extreme Networks, Inc.*	101,000	1,518,030
XO Group, Inc.*	73,078	1,395,790
Vonage Holdings Corp.*	86,363	966,402
Shutterstock, Inc.*,1	16,643	736,619
Cogent Communications Holdings, Inc.[1]	11,900	536,690
Total Communications		13,509,600
Basic Materials - 1.6%
Kraton Corp.*	41,168	2,069,104
Koppers Holdings, Inc.*	31,266	1,431,983
Ingevity Corp.*	7,137	517,789
Total Basic Materials		4,018,876
Total Common Stocks
(Cost $214,287,879)		253,254,794

MONEY MARKET FUND† - 0.1%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[2]	181,871	181,871
Total Money Market Fund
(Cost $181,871)		181,871

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 12.1%
Repurchase Agreements
State of Wisconsin Investment Board issued 01/31/18 at 1.59% due 02/01/18	$7,149,400	7,149,400
Nomura Securities International, Inc. issued 01/31/18 at 1.36% due 02/01/18	7,149,357	7,149,357
Daiwa Capital Markets America issued 01/31/18 at 1.35% due 02/01/18	7,149,357	7,149,357
Jefferies LLC issued 01/31/18 at 1.46% due 02/01/18	7,149,357	7,149,357
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 01/31/18 at 1.34% due 02/01/18	2,118,211	2,118,211
Total Securities Lending Collateral
(Cost $30,715,682)		30,715,682
Total Investments - 112.1%
(Cost $245,185,432)		$284,152,347
Other Assets & Liabilities, net - (12.1)%		(30,723,612)
Total Net Assets - 100.0%		$253,428,735

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

[1]	All or portion of this security is on loan at January 31, 2018 — See Note 4.
[2]	Rate indicated is the 7 day yield as of January 31, 2018.
[3]	Securities lending collateral — See Note 4. REIT – Real Estate Investment Trust See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$253,254,794	$—	$—	$253,254,794
Money Market Fund	181,871	—	—	181,871
Securities Lending Collateral	—	30,715,682	—	30,715,682
Total Assets	$253,436,665	$30,715,682	$—	$284,152,347

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

Guggenheim S&P SmallCap 600® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.3%
Consumer, Cyclical - 35.1%
Finish Line, Inc. —Class A1	203,834	$2,309,438
Abercrombie & Fitch Co. — Class A	108,096	2,238,667
Hibbett Sports, Inc.*,1	96,531	2,181,600
Superior Industries International, Inc.[1]	126,775	2,136,159
Perry Ellis International, Inc.*	87,412	2,096,140
ScanSource, Inc.*	60,957	2,084,729
Barnes & Noble Education, Inc.*	303,057	2,015,329
Veritiv Corp.*,1	69,376	1,991,091
Sonic Automotive, Inc. — Class A	91,641	1,974,863
American Axle & Manufacturing Holdings, Inc.*,1	108,621	1,917,161
Anixter International, Inc.*	22,287	1,865,422
Big 5 Sporting Goods Corp.[1]	318,402	1,798,971
Biglari Holdings, Inc.*,1	4,320	1,782,821
Group 1 Automotive, Inc.[1]	20,510	1,609,009
Shoe Carnival, Inc.	68,231	1,559,078
Barnes & Noble, Inc.[1]	330,718	1,554,375
J.C. Penney Company, Inc.*,1	409,536	1,519,379
Genesco, Inc.*	43,595	1,519,286
MarineMax, Inc.*,1	66,083	1,516,605
M/I Homes, Inc.*	46,743	1,511,669
Chico's FAS, Inc.	151,025	1,436,248
Cato Corp. — Class A	114,261	1,357,421
EZCORP, Inc. —Class A*	110,925	1,308,915
Regis Corp.*	80,421	1,280,302
G-III Apparel Group Ltd.*	34,117	1,274,270
Kirkland's, Inc.*	116,298	1,233,922
Express, Inc.*	161,541	1,127,556
Red Robin Gourmet Burgers, Inc.*,1	21,057	1,108,651
Asbury Automotive Group, Inc.*	15,252	1,108,058
Guess?, Inc.[1]	60,116	1,104,331
Caleres, Inc.	33,776	1,001,121
Zumiez, Inc.*	47,828	992,431
Vera Bradley, Inc.*	105,584	980,875
Haverty Furniture Companies, Inc.	41,453	924,402
DSW, Inc. —Class A1	43,430	869,903
Fossil Group, Inc.*,1	100,918	803,307
Vitamin Shoppe, Inc.*,1	187,256	795,838
Francesca's Holdings Corp.*	135,297	788,782
Titan International, Inc.[1]	56,558	752,787
Ascena Retail Group, Inc.*	332,080	717,293
Vista Outdoor, Inc.*,1	45,763	693,309
Core-Mark Holding Company, Inc.[1]	30,870	681,918
Cooper-Standard Holdings, Inc.*	5,461	680,386
Essendant, Inc.	74,654	675,619
Daktronics, Inc.	64,488	597,159
Movado Group, Inc.	18,736	573,322
Fred's, Inc. —Class A1	162,832	538,974
El Pollo Loco Holdings, Inc.*,1	53,495	537,625
Unifi, Inc.*,1	12,894	459,155
Standard Motor Products, Inc.	9,445	452,416
Total Consumer, Cyclical		64,038,088
Industrials - 16.9%
Olympic Steel, Inc.	114,299	2,664,310
Orion Group Holdings, Inc.*	230,902	1,736,383
Atlas Air Worldwide Holdings, Inc.*,1	27,227	1,532,880
Roadrunner Transportation Systems, Inc.*	274,931	1,531,365
Benchmark Electronics, Inc.*	51,824	1,500,304
DXP Enterprises, Inc.*	42,636	1,458,578
ArcBest Corp.	40,278	1,431,883
Sanmina Corp.*	53,781	1,406,373
Boise Cascade Co.[1]	31,526	1,401,331
Powell Industries, Inc.	38,191	1,244,645
TimkenSteel Corp.*,1	74,248	1,202,075
Greenbrier Companies, Inc.[1]	23,651	1,186,098
Echo Global Logistics, Inc.*,1	40,608	1,185,753
Hub Group, Inc. —Class A*	24,313	1,168,239
MYR Group, Inc.*	33,887	1,148,092
Matson, Inc.	27,541	942,178
KapStone Paper and Packaging Corp.	26,906	932,024
Briggs & Stratton Corp.	38,494	930,785
Triumph Group, Inc.[1]	31,784	926,503
Tredegar Corp.[1]	47,235	866,762
AAR Corp.	18,748	758,732
Encore Wire Corp.[1]	14,896	753,738
Haynes International, Inc.	20,797	744,533
Bel Fuse, Inc. — Class B	31,668	650,777
Fabrinet*	25,239	626,180
Plexus Corp.*	8,813	526,577
Aegion Corp. —Class A*	16,339	409,782
Total Industrial		30,866,880
Consumer, Non-cyclical - 12.0%
Kelly Services, Inc. — Class A	78,896	2,233,545
Seneca Foods Corp. —Class A*	64,121	2,023,017
Diplomat Pharmacy, Inc.*,1	66,840	1,804,012
Andersons, Inc.	50,791	1,731,973
Magellan Health, Inc.*	15,549	1,548,680
Universal Corp.	27,299	1,310,352
Team, Inc.*,1	72,912	1,239,504
TrueBlue, Inc.*	43,622	1,193,062
SpartanNash Co.	48,681	1,186,356
LSC Communications, Inc.	78,401	1,072,526
Community Health Systems, Inc.*,1	166,452	940,454
SUPERVALU, Inc.*,1	58,402	925,088
ABM Industries, Inc.	24,314	924,661
Navigant Consulting, Inc.*	44,079	904,502
Cross Country Healthcare, Inc.*,1	50,015	700,710
FTI Consulting, Inc.*	15,118	657,179
Invacare Corp.[1]	33,630	618,792
Resources Connection, Inc.	27,714	453,124
AngioDynamics, Inc.*	24,112	419,790
Total Consumer, Non-cyclical		21,887,327
Financial - 11.4%
Stewart Information Services Corp.	37,882	1,686,129
INTL FCStone, Inc.*	34,858	1,516,323
American Equity Investment Life Holding Co.	44,995	1,484,835

Guggenheim S&P SmallCap 600® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Financial - 11.4% (continued)
CBL & Associates Properties, Inc. REIT[1]	253,206	$1,407,825
OFG Bancorp	120,810	1,377,234
Hersha Hospitality Trust REIT	65,518	1,215,359
First BanCorp*	191,127	1,146,762
Maiden Holdings Ltd.[1]	154,478	1,089,070
Enova International, Inc.*	57,689	1,032,633
World Acceptance Corp.*,1	7,184	848,071
ARMOUR Residential REIT, Inc. REIT	32,632	763,915
Invesco Mortgage Capital, Inc. REIT[1]	46,845	760,763
Apollo Commercial Real Estate Finance, Inc. REIT[1]	40,718	739,846
Infinity Property & Casualty Corp.	7,220	731,025
Navigators Group, Inc.	14,644	711,698
Capstead Mortgage Corp. REIT	79,231	650,487
United Fire Group, Inc.[1]	14,802	642,259
HomeStreet, Inc.*	21,116	621,866
Opus Bank	21,078	571,214
United Insurance Holdings Corp.[1]	25,622	495,017
DiamondRock Hospitality Co. REIT	39,163	460,557
Kite Realty Group Trust REIT	25,119	423,506
Horace Mann Educators Corp.	9,178	379,051
Total Financial		20,755,445
Energy - 9.8%
Cloud Peak Energy, Inc.*	493,512	2,467,560
Green Plains, Inc.[1]	140,325	2,455,688
McDermott International, Inc.*,1	200,782	1,762,865
Matrix Service Co.*	86,841	1,554,454
Flotek Industries, Inc.*,1	253,727	1,395,499
Par Pacific Holdings, Inc.*	66,415	1,210,745
Unit Corp.*,1	49,120	1,190,178
Pioneer Energy Services Corp.*	337,062	1,095,452
Archrock, Inc.	85,091	791,346
Bristow Group, Inc.[1]	48,118	741,498
SunCoke Energy, Inc.*	56,838	630,902
Oil States International, Inc.*,1	19,354	619,328
Gulf Island Fabrication, Inc.	47,605	614,105
Helix Energy Solutions Group, Inc.*,1	75,121	565,661
Newpark Resources, Inc.*,1	53,630	488,033
REX American Resources Corp.*,1	4,822	393,716
Total Energy		17,977,030
Technology - 5.3%
Super Micro Computer, Inc.*	85,381	1,948,821
Insight Enterprises, Inc.*	42,263	1,568,803
Engility Holdings, Inc.*,1	43,436	1,136,286
Digi International, Inc.*	104,089	1,077,321
Photronics, Inc.*	105,040	882,336
CACI International, Inc. —Class A*	5,895	828,542
Sykes Enterprises, Inc.*	22,429	695,748
Veeco Instruments, Inc.*	39,396	655,943
Synchronoss Technologies, Inc.*,1	68,421	550,105
ManTech International Corp. — Class A	8,388	436,763
Total Technology		9,780,668
Communications - 5.3%
DHI Group, Inc.*	1,385,985	2,494,773
Gannett Company, Inc.[1]	135,950	1,604,210
Comtech Telecommunications Corp.	51,074	1,104,731
Iridium Communications, Inc.*,1	76,041	965,721
Scholastic Corp.	23,632	907,941
New Media Investment Group, Inc.[1]	48,116	813,160
Frontier Communications Corp.[1]	76,778	628,812
Spok Holdings, Inc.	36,341	566,920
FTD Companies, Inc.*	93,240	546,386
Total Communications		9,632,654
Basic Materials - 3.5%
Aceto Corp.	179,829	1,979,917
Clearwater Paper Corp.*	30,506	1,435,307
PH Glatfelter Co.	60,169	1,405,548
Hawkins, Inc.	16,712	589,934
AK Steel Holding Corp.*,1	111,425	563,811
A. Schulman, Inc.	11,590	452,010
Total Basic Materials		6,426,527
Total Common Stocks
(Cost $191,052,455)		181,364,619

MONEY MARKET FUND† - 0.2%
Federated U.S. Treasury Cash Reserve Fund —Institutional Shares, 1.13%[2]	388,459	388,459
Total Money Market Fund
(Cost $388,459)		388,459

Guggenheim S&P SmallCap 600® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 9.9%
Repurchase Agreements
Nomura Securities International, Inc. issued 01/31/18 at 1.36% due 02/01/18	$4,227,803	$4,227,803
Daiwa Capital Markets America issued 01/31/18 at 1.35% due 02/01/18	4,227,803	4,227,803
Cantor Fitzgerald Securities issued 01/31/18 at 1.35% due 02/01/18	4,227,803	4,227,803
Deutsche Bank Securities, Inc. issued 01/31/18 at 1.42% due 02/01/18	4,227,800	4,227,800
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 01/31/18 at 1.34% due 02/01/18	1,252,686	1,252,686
Total Securities Lending Collateral
(Cost $18,163,895)		18,163,895
Total Investments - 109.4%
(Cost $209,604,809)		$199,916,973
Other Assets & Liabilities, net - (9.4)%		(17,220,825)
Total Net Assets - 100.0%		$182,696,148

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at January 31, 2018 — See Note 4.
[2]	Rate indicated is the 7 day yield as of January 31, 2018.
[3]	Securities lending collateral — See Note 4. REIT —Real Estate Investment Trust See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$181,364,619	$—	$—	$181,364,619
Money Market Fund	388,459	—	—	388,459
Securities Lending Collateral	—	18,163,895	—	18,163,895
Total Assets	$181,753,078	$18,163,895	$—	$199,916,973

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Rydex ETF Trust (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type, and is authorized to issue an unlimited number of no par value shares. Each portfolio represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”), each a non-diversified investment company. The Trust was organized as a Delaware statutory trust on November 22, 2002. At January 31, 2018, the Trust consisted of twenty-three funds.

This report covers the Guggenheim MSCI Emerging Markets Equal Country Weight ETF, Guggenheim Multi-Factor Large Cap ETF, Guggenheim S&P 100® Equal Weight ETF, Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF, Guggenheim S&P 500® Equal Weight Consumer Staples ETF, Guggenheim S&P 500® Equal Weight Energy ETF, Guggenheim S&P 500® Equal Weight ETF, Guggenheim S&P 500® Equal Weight Financials ETF, Guggenheim S&P 500® Equal Weight Health Care ETF, Guggenheim S&P 500® Equal Weight Industrials ETF, Guggenheim S&P 500® Equal Weight Materials ETF, Guggenheim S&P 500® Equal Weight Real Estate ETF, Guggenheim S&P 500® Equal Weight Technology ETF, Guggenheim S&P 500® Equal Weight Utilities ETF, Guggenheim S&P 500® Pure Growth ETF, Guggenheim S&P 500® Pure Value ETF, Guggenheim S&P 500® Top 50 ETF, Guggenheim S&P MidCap 400® Equal Weight ETF, Guggenheim S&P MidCap 400® Pure Growth ETF, Guggenheim S&P MidCap 400® Pure Value ETF, Guggenheim S&P SmallCap 600® Equal Weight ETF, Guggenheim S&P SmallCap 600® Pure Growth ETF and Guggenheim S&P SmallCap 600® Pure Value ETF (the “Funds”).

For information on the Funds' other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. The Board has authorized the Valuation Committee and Guggenheim Investments (“GI”) to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds invest in money market mutual funds, which are valued at their NAV.

Exchange-traded funds are valued at the last quoted sale price.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

Note 2 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At January 31, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	$12,918,662	$3,081,644	$(733,768)	$2,347,876
Guggenheim Multi-Factor Large Cap ETF	1,395,794	37,059	(12,648)	24,411
Guggenheim S&P 100® Equal Weight ETF	4,836,229	436,119	(124,206)	311,913
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	92,799,145	11,470,247	(7,543,753)	3,926,494
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	472,074,471	39,749,465	(15,919,048)	23,830,417
Guggenheim S&P 500® Equal Weight Energy ETF	299,324,371	20,419,245	(25,147,816)	(4,728,571)
Guggenheim S&P 500® Equal Weight ETF	12,574,113,636	3,798,739,839	(350,859,020)	3,447,880,819
Guggenheim S&P 500® Equal Weight Financials ETF	381,595,677	62,051,027	(1,933,311)	60,117,716
Guggenheim S&P 500® Equal Weight Health Care ETF	608,481,876	128,259,956	(22,836,126)	105,423,830
Guggenheim S&P 500® Equal Weight Industrials ETF	270,002,505	34,262,843	(5,259,246)	29,003,597
Guggenheim S&P 500® Equal Weight Materials ETF	276,074,350	21,096,862	(1,558,751)	19,538,111
Guggenheim S&P 500® Equal Weight Real Estate ETF	19,874,789	1,034,973	(2,059,743)	(1,024,770)
Guggenheim S&P 500® Equal Weight Technology ETF	1,278,135,788	365,005,356	(1,271,273)	363,734,083
Guggenheim S&P 500® Equal Weight Utilities ETF	150,127,462	4,915,548	(12,443,330)	(7,527,782)
Guggenheim S&P 500® Pure Growth ETF	1,913,611,285	520,930,343	(8,367,523)	512,562,820
Guggenheim S&P 500® Pure Value ETF	929,128,082	96,313,563	(19,129,632)	77,183,931
Guggenheim S&P 500® Top 50 ETF	532,663,539	257,042,107	(15,499,537)	241,542,570
Guggenheim S&P MidCap 400® Equal Weight ETF	114,317,235	18,850,600	(5,014,700)	13,835,900
Guggenheim S&P MidCap 400® Pure Growth ETF	538,731,396	92,070,039	(5,767,408)	86,302,631
Guggenheim S&P MidCap 400® Pure Value ETF	132,456,218	10,575,404	(6,240,320)	4,335,084
Guggenheim S&P SmallCap 600® Equal Weight ETF	30,332,707	4,974,268	(1,843,586)	3,130,682
Guggenheim S&P SmallCap 600® Pure Growth ETF	245,620,859	42,714,732	(4,183,244)	38,531,488
Guggenheim S&P SmallCap 600® Pure Value ETF	210,168,578	12,296,718	(22,548,323)	(10,251,605)

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Portfolio Securities Loaned

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent to earn additional income. The Funds receive cash collateral and/or high grade debt obligations valued at 102% of the market value of domestic securities on loan and 105% of foreign securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business on the preceding business day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The lending agent aggregates the available collateral in all the separately managed accounts to invest in short-term investments valued at amortized cost, which approximates market value. Each separately managed account is allocated a percentage of the aggregated repurchase agreement and the related collateral. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

Each Fund separately receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents, repurchase agreements, or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At January 31, 2018, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	$668,228	$388,417	$292,305	$680,722
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	8,902,721	7,311,668	1,951,806	9,263,474
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	40,688,018	13,116,719	28,618,324	41,735,043
Guggenheim S&P 500® Equal Weight Energy ETF	35,818,697	11,668,613	25,279,478	36,948,091
Guggenheim S&P 500® Equal Weight ETF	902,463,840	385,493,696	542,302,303	927,795,999
Guggenheim S&P 500® Equal Weight Health Care ETF	16,381,129	—	17,094,639	17,094,639
Guggenheim S&P 500® Equal Weight Industrials ETF	17,128,960	2,560,245	15,090,853	17,651,098
Guggenheim S&P 500® Equal Weight Technology ETF	161,765,950	34,239,280	127,950,934	162,190,214
Guggenheim S&P 500® Equal Weight Utilities ETF	4,583,626	—	4,606,381	4,606,381
Guggenheim S&P 500® Pure Growth ETF	108,159,169	23,982,798	85,981,052	109,963,850
Guggenheim S&P 500® Pure Value ETF	56,450,554	28,846,074	29,192,705	58,038,779
Guggenheim S&P 500® Top 50 ETF	14,781,755	—	14,996,635	14,996,635
Guggenheim S&P MidCap 400® Equal Weight ETF	26,558,364	9,455,876	17,843,707	27,299,583
Guggenheim S&P MidCap 400® Pure Growth ETF	108,113,854	8,171,410	101,935,611	110,107,021
Guggenheim S&P MidCap 400® Pure Value ETF	37,938,541	19,628,525	19,461,672	39,090,197
Guggenheim S&P SmallCap 600® Equal Weight ETF	7,193,616	3,002,709	4,452,943	7,455,652
Guggenheim S&P SmallCap 600® Pure Growth ETF	72,096,990	30,715,682	44,112,562	74,828,244
Guggenheim S&P SmallCap 600® Pure Value ETF	33,217,316	18,163,895	16,541,051	34,704,946

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

The following represents the aggregate collateral balances reinvested by the lending agent on behalf of the Funds with each counterparty for the repurchase agreements at January 31, 2018:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Daiwa Capital Markets America 1.35% Due 02/01/2018	$138,946,208	$138,951,418	Various U.S. Government obligations and U.S. Government agency securities	$336,378,736	$141,721,403
Nomura Securities International, Inc. 1.36% Due 02/01/2018	132,093,612	132,098,603	Various U.S. Government obligations and U.S. Government agency securities	153,112,998	134,735,484
State of Wisconsin Investment Board 1.59% Due 02/01/2018	124,483,000	124,488,499	Various U.S. Government obligations and U.S. Government agency securities	112,714,348	126,973,773
Cantor Fitzgerald Securities 1.35% Due 02/01/2018	107,255,924	107,259,946	Various U.S. Government obligations and U.S. Government agency securities	603,156,553	109,401,042
Jefferies LLC 1.46% Due 02/01/2018	25,087,688	25,088,705	Various U.S. Government obligations and U.S. Government agency securities	24,497,601	25,589,442
J.P. Morgan Securities LLC 1.37% Due 02/01/2018	17,153,228	17,153,881	Various U.S. Government obligations and U.S. Government agency securities	17,808,812	17,496,339
Merrill Lynch, Pierce, Fenner & Smith, Inc. 1.34% Due 02/01/2018	14,458,735	14,459,275	Various U.S. Government obligations and U.S. Government agency securities	13,580,966	14,747,911
Deutsche Bank Securities, Inc. 1.42% Due 02/01/2018	13,784,500	13,785,044	Various U.S. Government obligations and U.S. Government agency securities	15,300,781	14,060,190
Citibank 1.32% Due 02/01/2018	9,458,454	9,458,801	Various U.S. Government obligations and U.S. Government agency securities	8,084,624	9,647,624
HSBC Securities (USA), Inc. 1.33% - 1.34% Due 02/01/2018	7,310,079	7,310,351	Various U.S. Government obligations and U.S. Government agency securities	15,493,774	7,456,331
Citigroup Global Markets, Inc. 1.34% Due 02/01/2018	6,714,179	6,714,429	Various U.S. Government obligations and U.S. Government agency securities	36,082,467	6,848,462

Each Fund's exposure to each respective counterparty is identified in the Schedule of Investments. Under the terms of the agreement, each Fund participates in the earnings generated by each security it has exposure to on a pro rata basis.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex ETF Trust

By:	/s/ Amy J. Lee
Amy J. Lee, President

Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy J. Lee
Amy J. Lee, President

Date:	March 29, 2018

By:	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date:	March 29, 2018